   As filed with the Securities and Exchange Commission on September 18, 2002
                                                           File Nos. 333-58234
                                                                      811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]


                           Pre-Effective Amendment No.                       [ ]
                           Post-Effective Amendment No. 5                    [X]
                                     and/or



                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940
                                Amendment No. 7                              [X]
                        (Check appropriate box or boxes)
                            VARIABLE SEPARATE ACCOUNT
     (Portion Relating to the Polaris Platinum/Protector Variable Annuity)
                           (Exact Name of Registrant)
                     AIG SunAmerica Life Assurance Company
 (doing business as Anchor National Life Insurance Company) ("Anchor National")
                              (Name of Depositor)


                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                                Anchor National
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
   [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]  on September 30, 2002 pursuant to paragraph (b) of Rule 485
   [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
   [ ]  on ______________ pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples


4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           Polaris Platinum/Protector
                                                          Variable Annuity; Other
                                                          Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           Polaris Platinum/Protector
                                                          Variable Annuity; Purchasing a
                                                          Polaris Platinum/Protector
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris Platinum/Protector
                                                          Variable Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information


               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris Platinum/Protector
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris Platinum/Protector
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [POLARIS PLATINUM LOGO]
                                   PROSPECTUS

                               SEPTEMBER 30, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                   in connection with
Variable Annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has 52 investment choices -8 available fixed account options
To learn more about the annuity               and 44 Variable Portfolios listed below. The 8 fixed account options
offered by this prospectus, you can           include specified periods of 1, 3, 5, 7 and 10 years, the Fixed Advantage 7
obtain a copy of the Statement of             fixed account option and DCA accounts for 6-month and 1-year periods. The
Additional Information ("SAI") dated          44 Variable Portfolios are part of the Anchor Series Trust ("AST"),
September 30, 2002. The SAI has been          American Funds Insurance Series ("AFT"), SunAmerica Series Trust ("SAST"),
filed with the Securities and                 Lord Abbett Series Fund, Inc. ("LAT"), Van Kampen Life Investment Trust
Exchange Commission ("SEC") and is            ("VKT") and the WM Variable Trust ("WMT").
incorporated by reference into this
prospectus. The Table of Contents of          STOCKS:
the SAI appears on page 45 of this                MANAGED BY ALLIANCEBERNSTEIN
prospectus. For a free copy of the                  - Small & Mid Cap Value Portfolio                                SAST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
write to us at our Annuity Service                  - Alliance Growth Portfolio                                      SAST
Center, P.O. Box 54299, Los Angeles,                - Global Equities Portfolio                                      SAST
California 90054-0299.                              - Growth-Income Portfolio                                        SAST
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
In addition, the SEC maintains a                    - American Funds Global Growth Portfolio                          AFT
website (http://www.sec.gov) that                   - American Funds Growth Portfolio                                 AFT
contains the SAI, materials                         - American Funds Growth-Income Portfolio                          AFT
incorporated by reference and other               MANAGED BY DAVIS ADVISERS
information filed electronically with               - Davis Venture Value Portfolio                                  SAST
the SEC by Anchor National.                         - Real Estate Portfolio                                          SAST
                                                  MANAGED BY FEDERATED INVESTORS L.P.
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated Value Portfolio                                      SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Telecom Utility Portfolio                                      SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
GUARANTEED OR ENDORSED BY, ANY BANK.                - Goldman Sachs Research Portfolio                               SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY LORD, ABBETT & CO.
FEDERAL DEPOSIT INSURANCE                           - Lord Abbett Series Fund Growth and Income Portfolio             LAT
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
BOARD OR ANY OTHER AGENCY.                          - Marsico Growth Portfolio                                       SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
This variable annuity provides an                   - MFS Growth and Income Portfolio                                SAST
optional bonus feature called                       - MFS Mid-Cap Growth Portfolio                                   SAST
"Principal Rewards". If you elect                 MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
this feature, in exchange for bonuses               - Emerging Markets Portfolio                                     SAST
credited to your contract, your                     - International Growth and Income Portfolio                      SAST
surrender charge schedule will be                   - Putnam Growth Portfolio                                        SAST
longer and greater than if you chose              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
not to elect this feature. These                    - Aggressive Growth Portfolio                                    SAST
withdrawal charges may offset the                   - Blue Chip Growth Portfolio                                     SAST
value of any bonus, if you make an                  - "Dogs" of Wall Street Portfolio                                SAST
early withdrawal.                                   - Growth Opportunities Portfolio                                 SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                        SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                    - International Diversified Equities Portfolio                   SAST
                                                    - Technology Portfolio                                           SAST
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares              VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares       VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares     VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio                                  AST
                                                    - Growth Portfolio                                                AST
                                                    - Natural Resources Portfolio                                     AST
                                              BALANCED:
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                     SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                                  SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                     SAST
                                                    - Balanced Portfolio                                              WMT
                                                    - Conservative Growth                                             WMT
                                                    - Strategic Growth                                                WMT
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                                       SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                          SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - High-Yield Bond Portfolio                                      SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                             AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                      SAST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supercede documents incorporated by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                             TABLE OF CONTENTS
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE...................      2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION....      2
 GLOSSARY..........................................................      3
 HIGHLIGHTS........................................................      4
 FEE TABLES........................................................      5
       Owner Transaction Expenses..................................      5
       Optional Income Protector Fee...............................      5
       Contract Maintenance Fee....................................      5
       Annual Separate Account Expenses............................      5
       Optional EstatePlus Fee.....................................      5
       Optional Capital Protector Fee..............................      5
       Portfolio Expenses..........................................      5
 EXAMPLES..........................................................      8
 THE POLARIS PROTECTOR/PLATINUM VARIABLE ANNUITY...................     20
 PURCHASING A POLARIS PROTECTOR/PLATINUM VARIABLE ANNUITY..........     21
       Allocation of Purchase Payments.............................     21
       Capital Protector...........................................     21
       Principal Rewards Program...................................     23
       Current Enhancement Levels..................................     23
       Accumulation Units..........................................     24
       Free Look...................................................     25
 INVESTMENT OPTIONS................................................     25
       Variable Portfolios.........................................     25
           Anchor Series Trust.....................................     25
           SunAmerica Series Trust.................................     25
           American Funds Insurance Series.........................     25
           Lord Abbett Series Fund, Inc. ..........................     26
           Van Kampen Life Investment Trust........................     26
           WM Variable Trust.......................................     26
       Fixed Account Options.......................................     26
       Fixed Advantage 7...........................................     27
       Market Value Adjustment ("MVA").............................     27
       Transfers During the Accumulation Phase.....................     28
       Dollar Cost Averaging.......................................     29
       Asset Allocation Rebalancing Program........................     30
       Principal Advantage Program.................................     30
       Voting Rights...............................................     30
       Substitution................................................     30
 ACCESS TO YOUR MONEY..............................................     31
       Systematic Withdrawal Program...............................     32
       Nursing Home Waiver.........................................     32
       Minimum Contract Value......................................     32
 DEATH BENEFIT.....................................................     32
       Purchase Payment Accumulation Option........................     33
       Maximum Anniversary Option..................................     33
       EstatePlus..................................................     34
       Spousal Continuation........................................     34
 EXPENSES..........................................................     35
       Insurance Charges...........................................     35
       Withdrawal Charges..........................................     35
       Investment Charges..........................................     36
       Contract Maintenance Fee....................................     36
       Transfer Fee................................................     36
       Optional Capital Protector Fee..............................     36
       Optional EstatePlus Fee.....................................     36
       Optional Income Protector Fee...............................     36
       Premium Tax.................................................     36
       Income Taxes................................................     36
       Reduction or Elimination of Charges and Expenses, and            37
        Additional Amounts Credited................................
 INCOME OPTIONS....................................................     37
       Annuity Date................................................     37
       Income Options..............................................     37
       Fixed or Variable Income Payments...........................     38
       Income Payments.............................................     38
       Transfers During the Income Phase...........................     38
       Deferment of Payments.......................................     38
       The Income Protector Feature................................     38
       Note to Qualified Contract Holders..........................     40
 TAXES.............................................................     40
       Annuity Contracts in General................................     41
       Tax Treatment of Distributions - Non-qualified Contracts....     41
       Tax Treatment of Distributions - Qualified Contracts........     41
       Minimum Distributions.......................................     42
       Tax Treatment of Death Benefits.............................     42
       Contracts Owned by a Trust or Corporation...................     42
       Gifts, Pledges and/or Assignments of a Non-Qualified             42
        Contract...................................................
       Diversification.............................................     42
 PERFORMANCE.......................................................     43
 OTHER INFORMATION.................................................     43
       Anchor National.............................................     43
       The Separate Account........................................     43
       The General Account.........................................     43
       Distribution of the Contract................................     44
       Administration..............................................     44
       Legal Proceedings...........................................     44
       Ownership...................................................     44
       Custodian...................................................     44
       Independent Accountants.....................................     44
       Registration Statement......................................     45
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........     45
 APPENDIX A - CONDENSED FINANCIAL INFORMATION......................    A-1
 APPENDIX B - PRINCIPAL REWARDS PROGRAM EXAMPLES...................    B-1
 APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")......................    C-1
 APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........    D-1
 APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME      E-1
  PROTECTOR FEATURE................................................
 APPENDIX F - PREMIUM TAXES........................................    F-1
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                                 GLOSSARY
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus.
 To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars.
 In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").
 PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Principal Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own
 it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the American Funds Insurance
 Series, the SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Van
 Kampen Life Investment Trust and WM Variable Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust, the American Funds Insurance Series, the SunAmerica Series Trust, Lord
 Abbett Series Fund, Inc., Van Kampen Life Investment Trust or the WM
 Variable Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris Protector/Platinum Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Principal Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in the Principal Rewards Program, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A POLARIS PROTECTOR/PLATINUM VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Principal Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PROTECTOR/PLATINUM VARIABLE ANNUITY and EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE PRINCIPAL REWARDS FEATURE. PRODUCTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE PRINCIPAL REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESEAND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS:.......................   1    2    3    4    5    6    7    8    9   10
Non-Principal Rewards........  7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
Principal Rewards............  9%   9%   8%   7%   6%   5%   4%   3%   2%   0%

TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25 ($10 in
                        Pennsylvania and Texas) per transfer

OPTIONAL INCOME PROTECTOR FEE
(THE INCOME PROTECTOR WHICH IS DESCRIBED MORE FULLY IN THE PROSPECTUS IS OPTIONAL AND IF ELECTED, THE FEE IS DEDUCTED ANNUALLY FROM YOUR CONTRACT VALUE.)

                                               ANNUAL FEE AS A % OF
               GROWTH RATE                  YOUR INCOME BENEFIT BASE*
               -----------                  -------------------------
  Base 0%                                             0.10%
  Plus 6%                                             0.45%

* The Income Benefit Base, which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

CONTRACT MAINTENANCE FEE*
        $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more
  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET)

    Mortality and Expense Risk Charge.....................  1.37%
    Distribution Expense Charge...........................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE WHICH IS DESCRIBED MORE FULLY IN THE PROSPECTUS IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY FROM YOUR CONTRACT VALUE.)

  Fee as a percentage of your daily net asset value.........    0.25%

  OPTIONAL CAPITAL PROTECTOR FEE
 (THIS FEATURE IS MORE FULLY DESCRIBED IN THE PROSPECTUS AND IF ELECTED, THE FEE IS DEDUCTED AT THE END OF THE FIRST CONTRACT QUARTER AND QUARTERLY THEREAFTER FROM YOUR CONTRACT VALUE.)

                    CONTRACT YEAR                   ANNUALIZED CHARGE*
                    -------------                   ------------------
     0-7                                                   1.00%
     8-10                                                  0.80%
     11+                                                    none

  * As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract.

                               PORTFOLIO EXPENSES

                         ANCHOR SERIES TRUST -- CLASS 2

    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)

                                                              MANAGEMENT       SERVICE(12B-1)        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE               FEE            EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%              0.15%            0.08%            0.93%
-------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.57%              0.15%            0.07%            0.79%
-------------------------------------------------------------------------------------------------------------------------------
Growth                                                           0.67%              0.15%            0.06%            0.88%
-------------------------------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%              0.15%            0.16%            1.06%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------


                       SUNAMERICA SERIES TRUST -- CLASS 2

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2002)


                                                              MANAGEMENT       SERVICE(12B-1)         OTHER         TOTAL ANNUAL
                         PORTFOLIO                              FEE(1)             FEE(1)          EXPENSES(1)       EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.69%              0.15%              0.08%            0.92%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%              0.15%              0.06%            0.81%
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%              0.15%              0.09%            0.83%
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(2)                                              0.70%              0.15%              0.15%            1.00%
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%              0.15%              0.05%            0.68%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.59%              0.15%              0.08%            0.82%
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%              0.15%              0.06%            0.92%
---------------------------------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%              0.15%              0.11%            0.86%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%              0.15%              0.30%            1.70%
---------------------------------------------------------------------------------------------------------------------------------
Federated Value                                                  0.68%              0.15%              0.08%            0.91%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Value(3)                                                 1.03%              0.15%              0.62%            1.80%
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%              0.15%              0.14%            0.97%
---------------------------------------------------------------------------------------------------------------------------------
Global Equities                                                  0.73%              0.15%              0.17%            1.05%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research(2)                                        1.20%              0.15%              0.15%            1.50%
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%              0.15%              0.06%            0.74%
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities(2)                                          0.75%              0.15%              0.25%            1.15%
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.64%              0.15%              0.09%            0.88%
---------------------------------------------------------------------------------------------------------------------------------
Int'l Diversified Equities                                       1.00%              0.15%              0.27%            1.42%
---------------------------------------------------------------------------------------------------------------------------------
Int'l Growth and Income                                          0.95%              0.15%              0.27%            1.37%
---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth(2,4)                                              0.85%              0.15%              0.16%            1.16%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%              0.15%              0.08%            0.93%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%              0.15%              0.08%            0.98%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%              0.15%              0.07%            0.88%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.78%              0.15%              0.06%            0.99%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%              0.15%              0.12%            1.07%
---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value(3)                                         1.00%              0.15%              0.35%            1.50%
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%              0.15%              0.07%            0.82%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                                       1.20%              0.15%              0.25%            1.60%
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility(5)                                               0.75%              0.15%              0.11%            1.01%
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income(5)                                         1.00%              0.15%              0.12%            1.27%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------


   (1) Annualized.
   (2) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.25%; Goldman Sachs Research 1.70%; Growth Opportunities 1.31%; and Marsico Growth 1.73%.
   (3) This portfolio was not available for sale during fiscal year 2002. The figures are based on estimated amounts for the current fiscal year.
   (4) The expense ratio is gross of custody credits of 0.01%. The actual expense ratio is capped at 1.15%.
   (5) Gross of custody credits of 0.01%.

                         ANCHOR SERIES TRUST -- CLASS 3


    (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENTS OR WAIVER OF
         EXPENSES FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)



                                                              MANAGEMENT       SERVICE(12B-1)        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE               FEE            EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%              0.25%            0.08%            1.03%
------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.57%              0.25%            0.07%            0.89%
------------------------------------------------------------------------------------------------------------------------------
Growth                                                           0.67%              0.25%            0.06%            0.98%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%              0.25%            0.16%            1.16%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------



                       SUNAMERICA SERIES TRUST -- CLASS 3


    (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENTS OR WAIVER OF
          EXPENSES FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2002)



                                                              MANAGEMENT       SERVICE (12B-1)         OTHER         TOTAL ANNUAL
                         PORTFOLIO                              FEE(3)             FEE(3)           EXPENSES(3)      EXPENSES(3)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.69%              0.25%               0.08%            1.02%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%              0.25%               0.06%            0.91%
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%              0.25%               0.09%            0.93%
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%              0.25%               0.15%            1.10%
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%              0.25%               0.05%            0.78%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.59%              0.25%               0.08%            0.92%
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%              0.25%               0.06%            1.02%
---------------------------------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%              0.25%               0.11%            0.96%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%              0.25%               0.30%            1.80%
---------------------------------------------------------------------------------------------------------------------------------
Federated Value                                                  0.68%              0.25%               0.08%            1.01%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Value                                                    1.03%              0.25%               0.62%            1.90%
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%              0.25%               0.14%            1.07%
---------------------------------------------------------------------------------------------------------------------------------
Global Equities                                                  0.73%              0.25%               0.17%            1.15%
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%              0.25%               0.25%            1.25%
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%              0.25%               0.06%            0.84%
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.64%              0.25%               0.09%            0.98%
---------------------------------------------------------------------------------------------------------------------------------
Int'l Diversified Equities                                       1.00%              0.25%               0.27%            1.52%
---------------------------------------------------------------------------------------------------------------------------------
Int'l Growth and Income                                          0.95%              0.25%               0.27%            1.47%
---------------------------------------------------------------------------------------------------------------------------------
Marsico Growth(1,2)                                              0.85%              0.25%               0.16%            1.26%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%              0.25%               0.08%            1.03%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%              0.25%               0.08%            1.08%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%              0.25%               0.07%            0.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.78%              0.25%               0.06%            1.09%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%              0.25%               0.12%            1.17%
---------------------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                            1.00%              0.25%               0.35%            1.60%
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%              0.25%               0.07%            0.92%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                                       1.20%              0.25%               0.25%            1.70%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------



   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.35%; Growth Opportunities 1.41% and Marsico Growth 1.73%.


   (2) The expense ratio is gross of custody credits of 0.01%. The actual expense ratio is capped for Marsico Growth at 1.25%.


   (3) Annualized.

                        AMERICAN FUNDS INSURANCE SERIES


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)



                                                              MANAGEMENT       SERVICE(12B-1)        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE               FEE            EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth*                                    0.66%              0.25%            0.04%            0.95%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth*                                           0.37%              0.25%            0.01%            0.63%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income*                                    0.33%              0.25%            0.02%            0.60%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------



   * Separate investment of American Funds Insurance Series, Class 2 Shares.


                         LORD ABBETT SERIES FUND, INC.
(AS A PERCENTAGE OF NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES FOR THE
                  TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. -- Growth and Income*              0.50%           0.47%            0.97%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   * The Growth and Income Portfolio has established non-12b-1 service fee arrangements which are reflected under "Other Expenses".

                        VAN KAMPEN LIFE INVESTMENT TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)

                                                              MANAGEMENT       SERVICE(12B-1)        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE               FEE            EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(1)                                       0.60%              0.25%            0.21%            1.06%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth(2)                                0.70%              0.25%            0.06%            1.01%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income(3)                              0.60%              0.25%            0.15%            1.00%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

   (1) Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares.
   (2) Van Kampen Life Investment Trust Emerging Growth Portfolio, Class II Shares.
   (3) Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares.


                          WM VARIABLE TRUST -- CLASS 1


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)


                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES        EXPENSES(1)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH                                                 0.10%           0.21%            0.31%
-----------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH                                              0.10%           0.18%            0.28%
-----------------------------------------------------------------------------------------------------------
BALANCED                                                         0.10%           0.18%            0.28%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) The Annual Expenses of the portfolios, combined with the Annual Expenses of the underlying funds are shown under "Annual Expenses of the Portfolios and Underlying Funds Combined" below.


        ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED



Each Portfolio will invest in the Funds of the WM Trust and in the WM High Yield Fund (a series of WM Trust I). You will bear certain expenses associated with these Funds in which these portfolios invest in addition to the expenses of the portfolios. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which that portfolio may invest. These expenses are based upon estimated expenses of each portfolio and underlying Fund for the fiscal year ended December 31, 2001, restated to reflect current management fees. Please refer to the Trust prospectus for more details.



The estimates assume a constant allocation of each portfolio's assets among the Funds identical to such portfolio's actual allocation at December 31, 2001.



                                                                  COMBINED
                                                                   ANNUAL
                         PORTFOLIOS                               EXPENSES
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Balanced Portfolio                                                  1.01%
---------------------------------------------------------------------------
Conservative Growth Portfolio                                       1.06%
---------------------------------------------------------------------------
Strategic Growth Portfolio                                          1.15%
---------------------------------------------------------------------------
---------------------------------------------------------------------------



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.



                          WM VARIABLE TRUST -- CLASS 2


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)



                                                              MANAGEMENT      SERVICE(12B-1)        OTHER        TOTAL ANNUAL
                         PORTFOLIO                               FEE               FEE            EXPENSES        EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH                                                 0.10%             0.25%            0.21%            0.56%
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH                                              0.10%             0.25%            0.18%            0.53%
------------------------------------------------------------------------------------------------------------------------------
BALANCED                                                         0.10%             0.25%            0.18%            0.53%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------



   (1) The Annual Expenses of the portfolios, combined with the Annual Expenses of the underlying funds are shown under "Annual Expenses of the Portfolios and Underlying Funds Combined" below.


        ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED


Each Portfolio will invest in the Funds of the WM Trust and in the WM High Yield Fund (a series of WM Trust II). You will bear certain expenses associated with these Funds in which these portfolios invest in addition to the expenses of the portfolios. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which that portfolio may invest. These expenses are based upon estimated expenses of each portfolio and underlying Fund for the fiscal year ended December 31, 2001, restated to reflect current management fees. Please refer to the Trust prospectus for more details.


The estimates assume a constant allocation of each portfolio's assets among the Funds identical to such portfolio's actual allocation at December 31, 2001.


                                                                  COMBINED
                                                                   ANNUAL
                         PORTFOLIOS                               EXPENSES
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Balanced Portfolio                                                  1.26%
---------------------------------------------------------------------------
Conservative Growth Portfolio                                       1.31%
---------------------------------------------------------------------------
Strategic Growth Portfolio                                          1.40%
---------------------------------------------------------------------------
---------------------------------------------------------------------------


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLARIS PROTECTOR EXAMPLES -- IF YOU DO NOT PARTICIPATE IN THE PRINCIPAL REWARDS
                                    PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment, (assuming the waiver, reimbursement or recoupment will continue for the period shown) if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you elect the optional EstatePlus and Capital Protector features with the following charges (.25% and 1.00%, respectively), and you surrender the contract at the end of the stated period.
        (c) you do not surrender the contract and no optional features are elected.*

        (d) you elect the optional EstatePlus and Capital Protector features with the following charges (.25% and 1.00%, respectively), and you do not surrender the contract.*


                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 96    (a) $129    (a) $165    (a) $287
                                                              (b) $113    (b) $179    (b) $246    (b) $440
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $287
                                                              (d) $ 43    (d) $129    (d) $216    (d) $440
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 94    (a) $125    (a) $158    (a) $273
                                                              (b) $111    (b) $175    (b) $240    (b) $429
                                                              (c) $ 24    (c) $ 75    (c) $128    (c) $273
                                                              (d) $ 41    (d) $125    (d) $210    (d) $429
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $112    (b) $177    (b) $244    (b) $436
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 42    (d) $127    (d) $214    (d) $436
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $114    (b) $182    (b) $252    (b) $451
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 44    (d) $132    (d) $222    (d) $451
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $112    (b) $178    (b) $245    (b) $439
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 94    (a) $125    (a) $159    (a) $275
                                                              (b) $111    (b) $175    (b) $240    (b) $430
                                                              (c) $ 24    (c) $ 75    (c) $129    (c) $275
                                                              (d) $ 41    (d) $125    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $ 95    (a) $126    (a) $160    (a) $277
                                                              (b) $112    (b) $176    (b) $241    (b) $432
                                                              (c) $ 25    (c) $ 76    (c) $130    (c) $277
                                                              (d) $ 42    (d) $126    (d) $211    (d) $432
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $ 96    (a) $131    (a) $168    (a) $294
                                                              (b) $113    (b) $181    (b) $249    (b) $446
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $294
                                                              (d) $ 43    (d) $131    (d) $219    (d) $446
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 93    (a) $121    (a) $152    (a) $262
                                                              (b) $110    (b) $171    (b) $234    (b) $420
                                                              (c) $ 23    (c) $ 71    (c) $122    (c) $262
                                                              (d) $ 40    (d) $121    (d) $204    (d) $420
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 95    (a) $126    (a) $159    (a) $276
                                                              (b) $111    (b) $175    (b) $241    (b) $431
                                                              (c) $ 25    (c) $ 76    (c) $129    (c) $276
                                                              (d) $ 41    (d) $125    (d) $211    (d) $431
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $112    (b) $178    (b) $245    (b) $439
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 95    (a) $127    (a) $161    (a) $280
                                                              (b) $112    (b) $177    (b) $243    (b) $435
                                                              (c) $ 25    (c) $ 77    (c) $131    (c) $280
                                                              (d) $ 42    (d) $127    (d) $213    (d) $435
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $103    (a) $152    (a) $203    (a) $360
                                                              (b) $120    (b) $200    (b) $280    (b) $501
                                                              (c) $ 33    (c) $102    (c) $173    (c) $360
                                                              (d) $ 50    (d) $150    (d) $250    (d) $501
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 95    (a) $128    (a) $164    (a) $285
                                                              (b) $112    (b) $178    (b) $245    (b) $439
                                                              (c) $ 25    (c) $ 78    (c) $134    (c) $285
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $104    (a) $155    (a) $207    (a) $369
                                                              (b) $121    (b) $203    (b) $285    (b) $508
                                                              (c) $ 34    (c) $105    (c) $177    (c) $369
                                                              (d) $ 51    (d) $153    (d) $255    (d) $508
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 96    (a) $130    (a) $167    (a) $291
                                                              (b) $113    (b) $180    (b) $248    (b) $444
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 43    (d) $130    (d) $218    (d) $444
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 97    (a) $133    (a) $171    (a) $299
                                                              (b) $114    (b) $182    (b) $251    (b) $450
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $299
                                                              (d) $ 44    (d) $132    (d) $221    (d) $450
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $101    (a) $146    (a) $193    (a) $342
                                                              (b) $118    (b) $195    (b) $272    (b) $485
                                                              (c) $ 31    (c) $ 96    (c) $163    (c) $342
                                                              (d) $ 48    (d) $145    (d) $242    (d) $485
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 94    (a) $123    (a) $155    (a) $268
                                                              (b) $111    (b) $173    (b) $237    (b) $425
                                                              (c) $ 24    (c) $ 73    (c) $125    (c) $268
                                                              (d) $ 41    (d) $123    (d) $207    (d) $425
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $ 98    (a) $136    (a) $176    (a) $309
                                                              (b) $115    (b) $185    (b) $256    (b) $458
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $309
                                                              (d) $ 45    (d) $135    (d) $226    (d) $458
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $112    (b) $177    (b) $244    (b) $436
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 42    (d) $127    (d) $214    (d) $436
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $101    (a) $144    (a) $189    (a) $334
                                                              (b) $117    (b) $192    (b) $268    (b) $479
                                                              (c) $ 31    (c) $ 94    (c) $159    (c) $334
                                                              (d) $ 47    (d) $142    (d) $238    (d) $479
-----------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $100    (a) $142    (a) $187    (a) $330
                                                              (b) $117    (b) $191    (b) $266    (b) $475
                                                              (c) $ 30    (c) $ 92    (c) $157    (c) $330
                                                              (d) $ 47    (d) $141    (d) $236    (d) $475
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $ 98    (a) $136    (a) $176    (a) $310
                                                              (b) $115    (b) $185    (b) $256    (b) $459
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $310
                                                              (d) $ 45    (d) $135    (d) $226    (d) $459
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $ 96    (a) $129    (a) $165    (a) $287
                                                              (b) $113    (b) $179    (b) $246    (b) $440
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $287
                                                              (d) $ 43    (d) $129    (d) $216    (d) $440
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $ 96    (a) $130    (a) $167    (a) $292
                                                              (b) $113    (b) $180    (b) $248    (b) $444
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 43    (d) $130    (d) $218    (d) $444
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $112    (b) $177    (b) $244    (b) $436
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 42    (d) $127    (d) $214    (d) $436
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 96    (a) $131    (a) $168    (a) $293
                                                              (b) $113    (b) $180    (b) $249    (b) $445
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 43    (d) $130    (d) $219    (d) $445
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 97    (a) $133    (a) $172    (a) $301
                                                              (b) $114    (b) $183    (b) $252    (b) $452
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 44    (d) $133    (d) $222    (d) $452
-----------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                         (a) $101    (a) $146    (a) $193    (a) $342
                                                              (b) $118    (b) $195    (b) $272    (b) $485
                                                              (c) $ 31    (c) $ 96    (c) $163    (c) $342
                                                              (d) $ 48    (d) $145    (d) $242    (d) $485
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 95    (a) $126    (a) $159    (a) $276
                                                              (b) $111    (b) $175    (b) $241    (b) $431
                                                              (c) $ 25    (c) $ 76    (c) $129    (c) $276
                                                              (d) $ 41    (d) $125    (d) $211    (d) $431
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $102    (a) $149    (a) $198    (a) $351
                                                              (b) $119    (b) $197    (b) $276    (b) $493
                                                              (c) $ 32    (c) $ 99    (c) $168    (c) $351
                                                              (d) $ 49    (d) $147    (d) $246    (d) $493
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $113    (b) $181    (b) $250    (b) $447
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 43    (d) $131    (d) $220    (d) $447
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $ 99    (a) $139    (a) $182    (a) $320
                                                              (b) $116    (b) $188    (b) $261    (b) $468
                                                              (c) $ 29    (c) $ 89    (c) $152    (c) $320
                                                              (d) $ 46    (d) $138    (d) $231    (d) $468
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $ 96    (a) $130    (a) $167    (a) $291
                                                              (b) $113    (b) $180    (b) $248    (b) $444
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 43    (d) $130    (d) $218    (d) $444
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                      (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $114    (b) $182    (b) $252    (b) $451
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 44    (d) $132    (d) $222    (d) $451
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $113    (b) $181    (b) $250    (b) $447
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 43    (d) $131    (d) $220    (d) $447
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $ 96    (a) $131    (a) $168    (a) $294
                                                              (b) $113    (b) $181    (b) $249    (b) $446
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $294
                                                              (d) $ 43    (d) $131    (d) $219    (d) $446
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   POLARIS PROTECTOR EXAMPLES -- IF YOU PARTICIPATE IN THE PRINCIPAL REWARDS
                                    PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you elect the optional EstatePlus and Capital Protector features with the following charges (.25% and 1.00%, respectively), benefit and you surrender the contract at the end of the stated period.
        (c) you do not surrender the contract and no optional features are elected.*

        (d) you elect the optional EstatePlus and Capital Protector features at the following charges (.25% and 1.00%, respectively), and you do not surrender the contract.*


                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $116    (a) $161    (a) $198    (a) $293
                                                              (b) $133    (b) $211    (b) $280    (b) $449
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 43    (d) $131    (d) $220    (d) $449
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $115    (a) $156    (a) $190    (a) $279
                                                              (b) $132    (b) $207    (b) $274    (b) $437
                                                              (c) $ 25    (c) $ 76    (c) $130    (c) $279
                                                              (d) $ 42    (d) $127    (d) $214    (d) $437
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $133    (b) $210    (b) $278    (b) $445
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 43    (d) $130    (d) $218    (d) $445
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $135    (b) $215    (b) $286    (b) $460
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 45    (d) $135    (d) $226    (d) $460
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $133    (b) $211    (b) $280    (b) $448
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 43    (d) $131    (d) $220    (d) $448
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $115    (a) $157    (a) $192    (a) $281
                                                              (b) $132    (b) $208    (b) $275    (b) $439
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $281
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $115    (a) $157    (a) $193    (a) $283
                                                              (b) $132    (b) $208    (b) $276    (b) $441
                                                              (c) $ 25    (c) $ 77    (c) $133    (c) $283
                                                              (d) $ 42    (d) $128    (d) $216    (d) $441
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $117    (a) $163    (a) $201    (a) $300
                                                              (b) $134    (b) $213    (b) $284    (b) $455
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 44    (d) $133    (d) $224    (d) $455
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $114    (a) $153    (a) $185    (a) $268
                                                              (b) $131    (b) $204    (b) $269    (b) $428
                                                              (c) $ 24    (c) $ 73    (c) $125    (c) $268
                                                              (d) $ 41    (d) $124    (d) $209    (d) $428
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $115    (a) $157    (a) $192    (a) $282
                                                              (b) $132    (b) $208    (b) $275    (b) $440
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 42    (d) $128    (d) $215    (d) $440
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $133    (b) $211    (b) $280    (b) $448
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 43    (d) $131    (d) $220    (d) $448
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $115    (a) $158    (a) $194    (a) $286
                                                              (b) $133    (b) $209    (b) $277    (b) $443
                                                              (c) $ 25    (c) $ 78    (c) $134    (c) $286
                                                              (d) $ 43    (d) $129    (d) $217    (d) $443
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $124    (a) $184    (a) $236    (a) $367
                                                              (b) $141    (b) $233    (b) $315    (b) $511
                                                              (c) $ 34    (c) $104    (c) $176    (c) $367
                                                              (d) $ 51    (d) $153    (d) $255    (d) $511
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $116    (a) $160    (a) $197    (a) $291
                                                              (b) $133    (b) $211    (b) $279    (b) $447
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 43    (d) $131    (d) $219    (d) $447
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $125    (a) $187    (a) $241    (a) $377
                                                              (b) $142    (b) $236    (b) $320    (b) $518
                                                              (c) $ 35    (c) $107    (c) $181    (c) $377
                                                              (d) $ 52    (d) $156    (d) $260    (d) $518
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $117    (a) $162    (a) $200    (a) $297
                                                              (b) $134    (b) $212    (b) $282    (b) $452
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 44    (d) $132    (d) $222    (d) $452
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $117    (a) $164    (a) $204    (a) $305
                                                              (b) $135    (b) $215    (b) $286    (b) $459
                                                              (c) $ 27    (c) $ 84    (c) $144    (c) $305
                                                              (d) $ 45    (d) $135    (d) $226    (d) $459
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $122    (a) $178    (a) $226    (a) $349
                                                              (b) $139    (b) $228    (b) $306    (b) $495
                                                              (c) $ 32    (c) $ 98    (c) $166    (c) $349
                                                              (d) $ 49    (d) $148    (d) $246    (d) $495
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $114    (a) $155    (a) $188    (a) $274
                                                              (b) $131    (b) $206    (b) $271    (b) $433
                                                              (c) $ 24    (c) $ 75    (c) $128    (c) $274
                                                              (d) $ 41    (d) $126    (d) $211    (d) $433
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $118    (a) $167    (a) $209    (a) $315
                                                              (b) $136    (b) $218    (b) $290    (b) $467
                                                              (c) $ 28    (c) $ 87    (c) $149    (c) $315
                                                              (d) $ 46    (d) $138    (d) $230    (d) $467
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $133    (b) $210    (b) $278    (b) $445
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 43    (d) $130    (d) $218    (d) $445
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $121    (a) $175    (a) $222    (a) $341
                                                              (b) $138    (b) $225    (b) $303    (b) $489
                                                              (c) $ 31    (c) $ 95    (c) $162    (c) $341
                                                              (d) $ 48    (d) $145    (d) $243    (d) $489
-----------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $121    (a) $174    (a) $220    (a) $336
                                                              (b) $138    (b) $224    (b) $300    (b) $485
                                                              (c) $ 31    (c) $ 94    (c) $160    (c) $336
                                                              (d) $ 48    (d) $144    (d) $240    (d) $485
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $119    (a) $168    (a) $209    (a) $316
                                                              (b) $136    (b) $218    (b) $291    (b) $468
                                                              (c) $ 29    (c) $ 88    (c) $149    (c) $316
                                                              (d) $ 46    (d) $138    (d) $231    (d) $468
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $116    (a) $161    (a) $198    (a) $293
                                                              (b) $133    (b) $211    (b) $280    (b) $449
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 43    (d) $131    (d) $220    (d) $449
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $117    (a) $162    (a) $200    (a) $298
                                                              (b) $134    (b) $213    (b) $283    (b) $453
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $298
                                                              (d) $ 44    (d) $133    (d) $223    (d) $453
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $133    (b) $210    (b) $278    (b) $445
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 43    (d) $130    (d) $218    (d) $445
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $117    (a) $162    (a) $201    (a) $299
                                                              (b) $134    (b) $213    (b) $283    (b) $454
                                                              (c) $ 27    (c) $ 82    (c) $141    (c) $299
                                                              (d) $ 44    (d) $133    (d) $223    (d) $454
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $118    (a) $165    (a) $205    (a) $307
                                                              (b) $135    (b) $215    (b) $287    (b) $461
                                                              (c) $ 28    (c) $ 85    (c) $145    (c) $307
                                                              (d) $ 45    (d) $135    (d) $227    (d) $461
-----------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                         (a) $122    (a) $178    (a) $226    (a) $349
                                                              (b) $139    (b) $228    (b) $306    (b) $495
                                                              (c) $ 32    (c) $ 98    (c) $166    (c) $349
                                                              (d) $ 49    (d) $148    (d) $246    (d) $495
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $115    (a) $157    (a) $192    (a) $282
                                                              (b) $132    (b) $208    (b) $275    (b) $440
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 42    (d) $128    (d) $215    (d) $440
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $123    (a) $181    (a) $231    (a) $358
                                                              (b) $140    (b) $230    (b) $311    (b) $503
                                                              (c) $ 33    (c) $101    (c) $171    (c) $358
                                                              (d) $ 50    (d) $150    (d) $251    (d) $503
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $134    (b) $213    (b) $284    (b) $456
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 44    (d) $133    (d) $224    (d) $456
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $120    (a) $171    (a) $215    (a) $327
                                                              (b) $137    (b) $221    (b) $296    (b) $477
                                                              (c) $ 30    (c) $ 91    (c) $155    (c) $327
                                                              (d) $ 47    (d) $141    (d) $236    (d) $477
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $117    (a) $162    (a) $200    (a) $297
                                                              (b) $134    (b) $212    (b) $282    (b) $452
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 44    (d) $132    (d) $222    (d) $452
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                      (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $135    (b) $215    (b) $286    (b) $460
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 45    (d) $135    (d) $226    (d) $460
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $134    (b) $213    (b) $284    (b) $456
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 44    (d) $133    (d) $224    (d) $456
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $117    (a) $163    (a) $201    (a) $300
                                                              (b) $134    (b) $213    (b) $284    (b) $455
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 44    (d) $133    (d) $224    (d) $455
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         POLARIS PLATINUM EXAMPLES -- IF YOU DO NOT PARTICIPATE IN THE

                           PRINCIPAL REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment, (assuming the waiver, reimbursement or recoupment will continue for the period shown) if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you elect the optional EstatePlus and the Income Protector Base features with the following charges (.25% and .10%, respectively), and you surrender the contract at the end of the stated period.
        (c) you do not surrender the contract and no optional features are elected.*

        (d) you elect the optional EstatePlus and Income Protector Base features with the following charges (.25% and .10%, respectively, and you do not surrender the contract.*



                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 96    (a) $129    (a) $165    (a) $287
                                                              (b) $ 99    (b) $139    (b) $182    (b) $321
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $287
                                                              (d) $ 29    (d) $ 89    (d) $152    (d) $321
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 94    (a) $125    (a) $158    (a) $273
                                                              (b) $ 98    (b) $135    (b) $175    (b) $308
                                                              (c) $ 24    (c) $ 75    (c) $128    (c) $273
                                                              (d) $ 28    (d) $ 85    (d) $145    (d) $308
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $ 99    (b) $138    (b) $180    (b) $316
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 29    (d) $ 88    (d) $150    (d) $316
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $100    (b) $143    (b) $189    (b) $333
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 30    (d) $ 93    (d) $159    (d) $333
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $ 99    (b) $139    (b) $182    (b) $320
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 29    (d) $ 89    (d) $152    (d) $320
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 94    (a) $125    (a) $159    (a) $275
                                                              (b) $ 98    (b) $136    (b) $176    (b) $310
                                                              (c) $ 24    (c) $ 75    (c) $129    (c) $275
                                                              (d) $ 28    (d) $ 86    (d) $146    (d) $310
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $ 96    (a) $131    (a) $168    (a) $294
                                                              (b) $100    (b) $141    (b) $186    (b) $328
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $294
                                                              (d) $ 30    (d) $ 91    (d) $156    (d) $328
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 93    (a) $121    (a) $152    (a) $262
                                                              (b) $ 97    (b) $132    (b) $170    (b) $297
                                                              (c) $ 23    (c) $ 71    (c) $122    (c) $262
                                                              (d) $ 27    (d) $ 82    (d) $140    (d) $297
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 95    (a) $126    (a) $159    (a) $276
                                                              (b) $ 98    (b) $136    (b) $177    (b) $311
                                                              (c) $ 25    (c) $ 76    (c) $129    (c) $276
                                                              (d) $ 28    (d) $ 86    (d) $147    (d) $311
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $ 99    (b) $139    (b) $182    (b) $320
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 29    (d) $ 89    (d) $152    (d) $320
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 95    (a) $127    (a) $161    (a) $280
                                                              (b) $ 98    (b) $137    (b) $179    (b) $314
                                                              (c) $ 25    (c) $ 77    (c) $131    (c) $280
                                                              (d) $ 28    (d) $ 87    (d) $149    (d) $314
-----------------------------------------------------------------------------------------------------------
Emerging Market                                               (a) $103    (a) $152    (a) $203    (a) $360
                                                              (b) $107    (b) $162    (b) $219    (b) $391
                                                              (c) $ 33    (c) $102    (c) $173    (c) $360
                                                              (d) $ 37    (d) $112    (d) $189    (d) $391
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 95    (a) $128    (a) $164    (a) $285
                                                              (b) $ 99    (b) $139    (b) $181    (b) $319
                                                              (c) $ 25    (c) $ 78    (c) $134    (c) $285
                                                              (d) $ 29    (d) $ 89    (d) $151    (d) $319
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $103    (a) $152    (a) $203    (a) $361
                                                              (b) $107    (b) $162    (b) $220    (b) $392
                                                              (c) $ 33    (c) $102    (c) $173    (c) $361
                                                              (d) $ 37    (d) $112    (d) $190    (d) $392
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 96    (a) $130    (a) $167    (a) $291
                                                              (b) $100    (b) $141    (b) $184    (b) $325
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 30    (d) $ 91    (d) $154    (d) $325
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 97    (a) $133    (a) $171    (a) $299
                                                              (b) $100    (b) $143    (b) $188    (b) $332
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $299
                                                              (d) $ 30    (d) $ 93    (d) $158    (d) $332
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $101    (a) $146    (a) $193    (a) $342
                                                              (b) $105    (b) $156    (b) $210    (b) $374
                                                              (c) $ 31    (c) $ 96    (c) $163    (c) $342
                                                              (d) $ 35    (d) $106    (d) $180    (d) $374
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 94    (a) $123    (a) $155    (a) $268
                                                              (b) $ 97    (b) $134    (b) $173    (b) $303
                                                              (c) $ 24    (c) $ 73    (c) $125    (c) $268
                                                              (d) $ 27    (d) $ 84    (d) $143    (d) $303
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $ 98    (a) $136    (a) $176    (a) $309
                                                              (b) $101    (b) $146    (b) $193    (b) $342
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $309
                                                              (d) $ 31    (d) $ 96    (d) $163    (d) $342
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $ 99    (b) $138    (b) $180    (b) $316
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 29    (d) $ 88    (d) $150    (d) $316
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $101    (a) $144    (a) $189    (a) $334
                                                              (b) $104    (b) $154    (b) $206    (b) $366
                                                              (c) $ 31    (c) $ 94    (c) $159    (c) $334
                                                              (d) $ 34    (d) $104    (d) $176    (d) $366
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                 (a) $100    (a) $142    (a) $187    (a) $330
                                                              (b) $104    (b) $152    (b) $203    (b) $362
                                                              (c) $ 30    (c) $ 92    (c) $157    (c) $330
                                                              (d) $ 34    (d) $102    (d) $173    (d) $362
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $ 98    (a) $136    (a) $176    (a) $310
                                                              (b) $101    (b) $146    (b) $193    (b) $343
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $310
                                                              (d) $ 31    (d) $ 96    (d) $163    (d) $343
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                           (a) $ 96    (a) $129    (a) $165    (a) $287
                                                              (b) $ 99    (b) $139    (b) $182    (b) $321
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $287
                                                              (d) $ 29    (d) $ 89    (d) $152    (d) $321
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth                                            (a) $ 96    (a) $130    (a) $167    (a) $292
                                                              (b) $100    (b) $141    (b) $185    (b) $326
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $326
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 95    (a) $127    (a) $162    (a) $282
                                                              (b) $ 99    (b) $138    (b) $180    (b) $316
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 29    (d) $ 88    (d) $150    (d) $316
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 96    (a) $131    (a) $168    (a) $293
                                                              (b) $100    (b) $141    (b) $185    (b) $327
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $327
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 97    (a) $133    (a) $172    (a) $301
                                                              (b) $101    (b) $144    (b) $189    (b) $334
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 31    (d) $ 94    (d) $159    (d) $334
-----------------------------------------------------------------------------------------------------------
Small Cap & Mid Cap Value                                     (a) $101    (a) $146    (a) $193    (a) $342
                                                              (b) $105    (b) $156    (b) $210    (b) $374
                                                              (c) $ 31    (c) $ 96    (c) $163    (c) $342
                                                              (d) $ 35    (d) $106    (d) $180    (d) $374
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 95    (a) $126    (a) $159    (a) $276
                                                              (b) $ 98    (b) $136    (b) $177    (b) $311
                                                              (c) $ 25    (c) $ 76    (c) $129    (c) $276
                                                              (d) $ 28    (d) $ 86    (d) $147    (d) $311
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $102    (a) $149    (a) $198    (a) $351
                                                              (b) $106    (b) $159    (b) $214    (b) $382
                                                              (c) $ 32    (c) $ 99    (c) $168    (c) $351
                                                              (d) $ 36    (d) $109    (d) $184    (d) $382
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $100    (b) $142    (b) $186    (b) $329
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 30    (d) $ 92    (d) $156    (d) $329
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $ 99    (a) $139    (a) $182    (a) $320
                                                              (b) $103    (b) $149    (b) $199    (b) $353
                                                              (c) $ 29    (c) $ 89    (c) $152    (c) $320
                                                              (d) $ 33    (d) $ 99    (d) $169    (d) $353
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $ 96    (a) $130    (a) $167    (a) $291
                                                              (b) $100    (b) $141    (b) $184    (b) $325
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 30    (d) $ 91    (d) $154    (d) $325
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                      (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $100    (b) $143    (b) $189    (b) $333
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 30    (d) $ 93    (d) $159    (d) $333
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $100    (b) $142    (b) $186    (b) $329
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 30    (d) $ 92    (d) $156    (d) $329
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $ 96    (a) $131    (a) $168    (a) $294
                                                              (b) $100    (b) $141    (b) $186    (b) $328
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $294
                                                              (d) $ 30    (d) $ 91    (d) $156    (d) $328
-----------------------------------------------------------------------------------------------------------
Balanced                                                      (a) $ 98    (a) $136    (a) $176    (a) $309
                                                              (b) $101    (b) $146    (b) $193    (b) $342
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $309
                                                              (d) $ 31    (d) $ 96    (d) $163    (d) $342
-----------------------------------------------------------------------------------------------------------
Conservative Growth                                           (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $100    (b) $143    (b) $189    (b) $333
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 30    (d) $ 93    (d) $159    (d) $333
-----------------------------------------------------------------------------------------------------------
Strategic Growth                                              (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $100    (b) $142    (b) $186    (b) $329
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 30    (d) $ 92    (d) $156    (d) $329
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLARIS PLATINUM EXAMPLES -- IF YOU PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
       (a) you surrender the contract at the end of the stated time period and no optional features are elected.
       (b) you elect the optional EstatePlus and the Income Protector Base features with the following charges (.25% and .10%, respectively), benefit (maximum charge) and you surrender the contract at the end of the stated period.
       (c) you do not surrender the contract and no optional features are elected.*

       (d) you elect the optional EstatePlus and Income Protector Base benefits at the following charges (.25% and .10% respectively), and you do not surrender the contract.*


                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $116    (a) $161    (a) $198    (a) $293
                                                              (b) $120    (b) $171    (b) $215    (b) $328
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $328
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $115    (a) $156    (a) $190    (a) $279
                                                              (b) $118    (b) $167    (b) $208    (b) $314
                                                              (c) $ 25    (c) $ 76    (c) $130    (c) $279
                                                              (d) $ 28    (d) $ 87    (d) $148    (d) $314
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $119    (b) $170    (b) $213    (b) $323
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 29    (d) $ 90    (d) $153    (d) $323
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $121    (b) $175    (b) $222    (b) $340
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 31    (d) $ 95    (d) $162    (d) $340
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $120    (b) $171    (b) $215    (b) $327
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $327
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $115    (a) $157    (a) $192    (a) $281
                                                              (b) $119    (b) $168    (b) $209    (b) $316
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $281
                                                              (d) $ 29    (d) $ 88    (d) $149    (d) $316
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $117    (a) $163    (a) $201    (a) $300
                                                              (b) $120    (b) $173    (b) $219    (b) $334
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 30    (d) $ 93    (d) $159    (d) $334
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $114    (a) $153    (a) $185    (a) $268
                                                              (b) $117    (b) $164    (b) $203    (b) $303
                                                              (c) $ 24    (c) $ 73    (c) $125    (c) $268
                                                              (d) $ 27    (d) $ 84    (d) $143    (d) $303
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $115    (a) $157    (a) $192    (a) $282
                                                              (b) $119    (b) $168    (b) $210    (b) $317
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 29    (d) $ 88    (d) $150    (d) $317
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $120    (b) $171    (b) $215    (b) $327
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $327
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $115    (a) $158    (a) $194    (a) $286
                                                              (b) $119    (b) $169    (b) $212    (b) $321
                                                              (c) $ 25    (c) $ 78    (c) $134    (c) $286
                                                              (d) $ 29    (d) $ 89    (d) $152    (d) $321
-----------------------------------------------------------------------------------------------------------
Emerging Market                                               (a) $124    (a) $184    (a) $236    (a) $367
                                                              (b) $128    (b) $194    (b) $253    (b) $399
                                                              (c) $ 34    (c) $104    (c) $176    (c) $367
                                                              (d) $ 38    (d) $114    (d) $193    (d) $399
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $116    (a) $160    (a) $197    (a) $291
                                                              (b) $120    (b) $171    (b) $214    (b) $326
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 30    (d) $ 91    (d) $154    (d) $326
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $124    (a) $184    (a) $237    (a) $368
                                                              (b) $128    (b) $195    (b) $253    (b) $400
                                                              (c) $ 34    (c) $104    (c) $177    (c) $368
                                                              (d) $ 38    (d) $115    (d) $193    (d) $400
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $117    (a) $162    (a) $200    (a) $297
                                                              (b) $120    (b) $172    (b) $217    (b) $331
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 30    (d) $ 92    (d) $157    (d) $331
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $117    (a) $164    (a) $204    (a) $305
                                                              (b) $121    (b) $175    (b) $221    (b) $339
                                                              (c) $ 27    (c) $ 84    (c) $144    (c) $305
                                                              (d) $ 31    (d) $ 95    (d) $161    (d) $339
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $122    (a) $178    (a) $226    (a) $349
                                                              (b) $126    (b) $188    (b) $243    (b) $381
                                                              (c) $ 32    (c) $ 98    (c) $166    (c) $349
                                                              (d) $ 36    (d) $108    (d) $183    (d) $381
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $114    (a) $155    (a) $188    (a) $274
                                                              (b) $118    (b) $165    (b) $206    (b) $309
                                                              (c) $ 24    (c) $ 75    (c) $128    (c) $274
                                                              (d) $ 28    (d) $ 85    (d) $146    (d) $309
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $118    (a) $167    (a) $209    (a) $315
                                                              (b) $122    (b) $178    (b) $226    (b) $349
                                                              (c) $ 28    (c) $ 87    (c) $149    (c) $315
                                                              (d) $ 32    (d) $ 98    (d) $166    (d) $349
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $119    (b) $170    (b) $213    (b) $323
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 29    (d) $ 90    (d) $153    (d) $323
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $121    (a) $175    (a) $222    (a) $341
                                                              (b) $125    (b) $186    (b) $239    (b) $374
                                                              (c) $ 31    (c) $ 95    (c) $162    (c) $341
                                                              (d) $ 35    (d) $106    (d) $179    (d) $374
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                 (a) $121    (a) $174    (a) $220    (a) $336
                                                              (b) $124    (b) $184    (b) $237    (b) $369
                                                              (c) $ 31    (c) $ 94    (c) $160    (c) $336
                                                              (d) $ 34    (d) $104    (d) $177    (d) $369
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $119    (a) $168    (a) $209    (a) $316
                                                              (b) $122    (b) $178    (b) $227    (b) $350
                                                              (c) $ 29    (c) $ 88    (c) $149    (c) $316
                                                              (d) $ 32    (d) $ 98    (d) $167    (d) $350
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $116    (a) $161    (a) $198    (a) $293
                                                              (b) $120    (b) $171    (b) $215    (b) $328
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $293
                                                              (d) $ 30    (d) $ 91    (d) $155    (d) $328
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth                                            (a) $117    (a) $162    (a) $200    (a) $298
                                                              (b) $120    (b) $173    (b) $218    (b) $332
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $298
                                                              (d) $ 30    (d) $ 93    (d) $158    (d) $332
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $116    (a) $159    (a) $195    (a) $288
                                                              (b) $119    (b) $170    (b) $213    (b) $323
                                                              (c) $ 26    (c) $ 79    (c) $135    (c) $288
                                                              (d) $ 29    (d) $ 90    (d) $153    (d) $323
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $117    (a) $162    (a) $201    (a) $299
                                                              (b) $120    (b) $173    (b) $218    (b) $333
                                                              (c) $ 27    (c) $ 82    (c) $141    (c) $299
                                                              (d) $ 30    (d) $ 93    (d) $158    (d) $333
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $118    (a) $165    (a) $205    (a) $307
                                                              (b) $121    (b) $175    (b) $222    (b) $341
                                                              (c) $ 28    (c) $ 85    (c) $145    (c) $307
                                                              (d) $ 31    (d) $ 95    (d) $162    (d) $341
-----------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                         (a) $122    (a) $178    (a) $226    (a) $349
                                                              (b) $126    (b) $188    (b) $243    (b) $381
                                                              (c) $ 32    (c) $ 98    (c) $166    (c) $349
                                                              (d) $ 36    (d) $108    (d) $183    (d) $381
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $115    (a) $157    (a) $192    (a) $282
                                                              (b) $119    (b) $168    (b) $210    (b) $317
                                                              (c) $ 25    (c) $ 77    (c) $132    (c) $282
                                                              (d) $ 29    (d) $ 88    (d) $150    (d) $317
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $123    (a) $181    (a) $231    (a) $358
                                                              (b) $127    (b) $191    (b) $248    (b) $390
                                                              (c) $ 33    (c) $101    (c) $171    (c) $358
                                                              (d) $ 37    (d) $111    (d) $188    (d) $390
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $121    (b) $174    (b) $219    (b) $335
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 31    (d) $ 94    (d) $159    (d) $335
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $120    (a) $171    (a) $215    (a) $327
                                                              (b) $123    (b) $181    (b) $232    (b) $360
                                                              (c) $ 30    (c) $ 91    (c) $155    (c) $327
                                                              (d) $ 33    (d) $101    (d) $172    (d) $360
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $117    (a) $162    (a) $200    (a) $297
                                                              (b) $120    (b) $172    (b) $217    (b) $331
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 30    (d) $ 92    (d) $157    (d) $331
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                      (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $121    (b) $175    (b) $222    (b) $340
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 31     (d) $95    (d) $162    (d) $340
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $121    (b) $174    (b) $219    (b) $335
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 31    (d) $ 94    (d) $159    (d) $335
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $117    (a) $163    (a) $201    (a) $300
                                                              (b) $120    (b) $173    (b) $219    (b) $334
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 30    (d) $ 93    (d) $159    (d) $334
-----------------------------------------------------------------------------------------------------------
Balanced                                                      (a) $118    (a) $167    (a) $209    (a) $315
                                                              (b) $122    (b) $178    (b) $226    (b) $349
                                                              (c) $ 28    (c) $ 87    (c) $149    (c) $315
                                                              (d) $ 32    (d) $ 98    (d) $166    (d) $349
-----------------------------------------------------------------------------------------------------------
Conservative Growth                                           (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $121    (b) $175    (b) $222    (b) $340
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 31    (d) $ 95    (d) $162    (d) $340
-----------------------------------------------------------------------------------------------------------
Strategic Growth                                              (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $121    (b) $174    (b) $219    (b) $335
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 31    (d) $ 94    (d) $159    (d) $335
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    POLARIS PLATINUM II -- EXPENSE EXAMPLES IF YOU DO NOT PARTICIPATE IN THE
                           PRINCIPAL REWARDS PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       (a) You surrender the contract at the end of the stated time period and no optional features are elected.


       (b) You surrender the contract at the end of the stated period and you elect the optional EstatePlus and the Capital Protector benefit (0.25% and 1.00%).


       (c) You do not surrender the contract and no optional features are elected.*


       (d) You do not surrender the contract and you elect the optional EstatePlus and the Capital Protector benefit (0.25% and 1.00%).*



                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 97    (a) $132    (a) $170    (a) $297
                                                              (b) $109    (b) $169    (b) $230    (b) $411
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 39    (d) $119    (d) $200    (d) $411
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 95    (a) $128    (a) $163    (a) $283
                                                              (b) $108    (b) $165    (b) $223    (b) $399
                                                              (c) $ 25    (c) $ 78    (c) $133    (c) $283
                                                              (d) $ 38    (d) $115    (d) $193    (d) $399
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 96    (a) $130    (a) $167    (a) $292
                                                              (b) $109    (b) $167    (b) $228    (b) $407
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 39    (d) $117    (d) $198    (d) $407
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 98    (a) $136    (a) $176    (a) $310
                                                              (b) $110    (b) $172    (b) $236    (b) $422
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $310
                                                              (d) $ 40    (d) $122    (d) $206    (d) $422
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 97    (a) $132    (a) $169    (a) $296
                                                              (b) $109    (b) $168    (b) $229    (b) $410
                                                              (c) $ 27    (c) $ 82    (c) $139    (c) $296
                                                              (d) $ 39    (d) $118    (d) $199    (d) $410
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 95    (a) $128    (a) $164    (a) $285
                                                              (b) $108    (b) $165    (b) $224    (b) $401
                                                              (c) $ 25    (c) $ 78    (c) $134    (c) $285
                                                              (d) $ 38    (d) $115    (d) $194    (d) $401
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $ 97    (a) $134    (a) $173    (a) $304
                                                              (b) $110    (b) $171    (b) $233    (b) $417
                                                              (c) $ 27    (c) $ 84    (c) $143    (c) $304
                                                              (d) $ 40    (d) $121    (d) $203    (d) $417
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 94    (a) $124    (a) $157    (a) $272
                                                              (b) $107    (b) $161    (b) $218    (b) $390
                                                              (c) $ 24    (c) $ 74    (c) $127    (c) $272
                                                              (d) $ 37    (d) $111    (d) $188    (d) $390
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $108    (b) $165    (b) $225    (b) $402
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 38    (d) $115    (d) $195    (d) $402
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $ 97    (a) $132    (a) $169    (a) $296
                                                              (b) $109    (b) $168    (b) $229    (b) $410
                                                              (c) $ 27    (c) $ 82    (c) $139    (c) $296
                                                              (d) $ 39    (d) $118    (d) $199    (d) $410
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 96    (a) $130    (a) $166    (a) $290
                                                              (b) $108    (b) $167    (b) $227    (b) $405
                                                              (c) $ 26    (c) $ 80    (c) $136    (c) $290
                                                              (d) $ 38    (d) $117    (d) $197    (d) $405
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $104    (a) $155    (a) $207    (a) $369
                                                              (b) $117    (b) $190    (b) $265    (b) $474
                                                              (c) $ 34    (c) $105    (c) $177    (c) $369
                                                              (d) $ 47    (d) $140    (d) $235    (d) $474
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $109    (b) $168    (b) $229    (b) $409
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 39    (d) $118    (d) $199    (d) $409
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $105    (a) $158    (a) $212    (a) $378
                                                              (b) $118    (b) $193    (b) $269    (b) $482
                                                              (c) $ 35    (c) $108    (c) $182    (c) $378
                                                              (d) $ 48    (d) $143    (d) $239    (d) $482
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 97    (a) $133    (a) $172    (a) $301
                                                              (b) $109    (b) $170    (b) $232    (b) $414
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 39    (d) $120    (d) $202    (d) $414
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 98    (a) $136    (a) $176    (a) $309
                                                              (b) $110    (b) $172    (b) $235    (b) $421
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $309
                                                              (d) $ 40    (d) $122    (d) $205    (d) $421
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 95    (a) $126    (a) $160    (a) $278
                                                              (b) $107    (b) $163    (b) $221    (b) $395
                                                              (c) $ 25    (c) $ 76    (c) $130    (c) $278
                                                              (d) $ 37    (d) $113    (d) $191    (d) $395
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $ 99    (a) $139    (a) $181    (a) $318
                                                              (b) $111    (b) $175    (b) $240    (b) $430
                                                              (c) $ 29    (c) $ 89    (c) $151    (c) $318
                                                              (d) $ 41    (d) $125    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                               (a) $ 96    (a) $130    (a) $167    (a) $292
                                                              (b) $109    (b) $167    (b) $228    (b) $407
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 39    (d) $117    (d) $198    (d) $407
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $102    (a) $146    (a) $194    (a) $344
                                                              (b) $114    (b) $183    (b) $252    (b) $452
                                                              (c) $ 32    (c) $ 96    (c) $164    (c) $344
                                                              (d) $ 44    (d) $133    (d) $222    (d) $452
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                 (a) $101    (a) $145    (a) $191    (a) $339
                                                              (b) $113    (b) $181    (b) $250    (b) $448
                                                              (c) $ 31    (c) $ 95    (c) $161    (c) $339
                                                              (d) $ 43    (d) $131    (d) $220    (d) $448
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $ 99    (a) $139    (a) $181    (a) $319
                                                              (b) $111    (b) $175    (b) $240    (b) $430
                                                              (c) $ 29    (c) $ 89    (c) $151    (c) $319
                                                              (d) $ 41    (d) $125    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                           (a) $ 97    (a) $132    (a) $170    (a) $297
                                                              (b) $109    (b) $169    (b) $230    (b) $411
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 39    (d) $119    (d) $200    (d) $411
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                   (a) $ 97    (a) $133    (a) $172    (a) $302
                                                              (b) $110    (b) $170    (b) $232    (b) $415
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $302
                                                              (d) $ 40    (d) $120    (d) $202    (d) $415
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 96    (a) $130    (a) $167    (a) $292
                                                              (b) $109    (b) $167    (b) $228    (b) $407
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 39    (d) $117    (d) $198    (d) $407
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 97    (a) $134    (a) $173    (a) $303
                                                              (b) $110    (b) $170    (b) $233    (b) $416
                                                              (c) $ 27    (c) $ 84    (c) $143    (c) $303
                                                              (d) $ 40    (d) $120    (d) $203    (d) $416
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 98    (a) $136    (a) $177    (a) $311
                                                              (b) $110    (b) $173    (b) $236    (b) $423
                                                              (c) $ 28    (c) $ 86    (c) $147    (c) $311
                                                              (d) $ 40    (d) $123    (d) $206    (d) $423
-----------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                         (a) $102    (a) $149    (a) $198    (a) $351
                                                              (b) $115    (b) $185    (b) $256    (b) $458
                                                              (c) $ 32    (c) $ 99    (c) $168    (c) $351
                                                              (d) $ 45    (d) $135    (d) $226    (d) $458
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 96    (a) $129    (a) $164    (a) $286
                                                              (b) $108    (b) $165    (b) $225    (b) $402
                                                              (c) $ 26    (c) $ 79    (c) $134    (c) $286
                                                              (d) $ 38    (d) $115    (d) $195    (d) $402
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $103    (a) $152    (a) $203    (a) $360
                                                              (b) $116    (b) $188    (b) $260    (b) $466
                                                              (c) $ 33    (c) $102    (c) $173    (c) $360
                                                              (d) $ 46    (d) $138    (d) $230    (d) $466
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $ 96    (a) $130    (a) $167    (a) $291
                                                              (b) $108    (b) $167    (b) $227    (b) $406
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 38    (d) $117    (d) $197    (d) $406
-----------------------------------------------------------------------------------------------------------
Vank Kampen LIT Comstock, Class II Shares                     (a) $ 97    (a) $133    (a) $171    (a) $300
                                                              (b) $109    (b) $169    (b) $231    (b) $414
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 39    (d) $119    (d) $201    (d) $414
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $ 96    (a) $131    (a) $169    (a) $295
                                                              (b) $109    (b) $168    (b) $229    (b) $409
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 39    (d) $118    (d) $199    (d) $409
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $ 96    (a) $131    (a) $168    (a) $294
                                                              (b) $109    (b) $168    (b) $228    (b) $409
                                                              (c) $ 26    (c) $ 81    (c) $138    (c) $294
                                                              (d) $ 39    (d) $118    (d) $198    (d) $409
-----------------------------------------------------------------------------------------------------------
Strategic Growth                                              (a) $100    (a) $143    (a) $188    (a) $332
                                                              (b) $113    (b) $179    (b) $247    (b) $442
                                                              (c) $ 30    (c) $ 93    (c) $158    (c) $332
                                                              (d) $ 43    (d) $129    (d) $217    (d) $442
-----------------------------------------------------------------------------------------------------------
Conservative Growth                                           (a) $ 99    (a) $140    (a) $184    (a) $324
                                                              (b) $112    (b) $177    (b) $243    (b) $435
                                                              (c) $ 29    (c) $ 90    (c) $154    (c) $324
                                                              (d) $ 42    (d) $127    (d) $213    (d) $435
-----------------------------------------------------------------------------------------------------------
Balanced                                                      (a) $ 99    (a) $139    (a) $181    (a) $319
                                                              (b) $111    (b) $175    (b) $240    (b) $430
                                                              (c) $ 29    (c) $ 89    (c) $151    (c) $319
                                                              (d) $ 41    (d) $125    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
American Funds Global Growth                                  (a) $ 96    (a) $130    (a) $166    (a) $289
                                                              (b) $108    (b) $166    (b) $226    (b) $404
                                                              (c) $ 26    (c) $ 80    (c) $136    (c) $289
                                                              (d) $ 38    (d) $116    (d) $196    (d) $404
-----------------------------------------------------------------------------------------------------------
American Funds Growth                                         (a) $ 93    (a) $120    (a) $150    (a) $257
                                                              (b) $105    (b) $157    (b) $211    (b) $376
                                                              (c) $ 23    (c) $ 70    (c) $120    (c) $257
                                                              (d) $ 35    (d) $107    (d) $181    (d) $376
-----------------------------------------------------------------------------------------------------------
American Funds Growth-Income                                  (a) $ 92    (a) $119    (a) $148    (a) $254
                                                              (b) $105    (b) $156    (b) $210    (b) $374
                                                              (c) $ 22    (c) $ 69    (c) $118    (c) $254
                                                              (d) $ 35    (d) $106    (d) $180    (d) $374
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      POLARIS PLATINUM II -- EXPENSE EXAMPLES IF YOU DO PARTICIPATE IN THE


                           PRINCIPAL REWARDS PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         (a) You surrender the contract at the end of the stated time period and no optional features are elected.


       (b) You surrender the contract at the end of the stated period and you elect the optional EstatePlus and the Capital Protector benefit (0.25% and 1.00%).


       (c) You do not surrender the contract and no optional features are elected.*


       (d) You do not surrender the contract and you elect the optional EstatePlus and the Capital Protector benefit (0.25% and 1.00%).*



                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $117    (a) $164    (a) $203    (a) $303
                                                              (b) $130    (b) $201    (b) $264    (b) $419
                                                              (c) $ 27    (c) $ 84    (c) $143    (c) $303
                                                              (d) $ 40    (d) $121    (d) $204    (d) $419
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $116    (a) $159    (a) $196    (a) $289
                                                              (b) $128    (b) $197    (b) $257    (b) $407
                                                              (c) $ 26    (c) $ 79    (c) $136    (c) $289
                                                              (d) $ 38    (d) $117    (d) $197    (d) $407
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $117    (a) $162    (a) $200    (a) $298
                                                              (b) $129    (b) $199    (b) $261    (b) $415
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $298
                                                              (d) $ 39    (d) $119    (d) $201    (d) $415
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $119    (a) $168    (a) $209    (a) $316
                                                              (b) $131    (b) $205    (b) $270    (b) $430
                                                              (c) $ 29    (c) $ 88    (c) $149    (c) $316
                                                              (d) $ 41    (d) $125    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $117    (a) $163    (a) $202    (a) $302
                                                              (b) $130    (b) $201    (b) $263    (b) $418
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $302
                                                              (d) $ 40    (d) $121    (d) $203    (d) $418
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $116    (a) $160    (a) $197    (a) $291
                                                              (b) $129    (b) $197    (b) $258    (b) $409
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $291
                                                              (d) $ 39    (d) $117    (d) $198    (d) $409
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $118    (a) $166    (a) $206    (a) $310
                                                              (b) $131    (b) $203    (b) $267    (b) $425
                                                              (c) $ 28    (c) $ 86    (c) $146    (c) $310
                                                              (d) $ 41    (d) $123    (d) $207    (d) $425
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $115    (a) $156    (a) $190    (a) $278
                                                              (b) $127    (b) $194    (b) $252    (b) $397
                                                              (c) $ 25    (c) $ 76    (c) $130    (c) $278
                                                              (d) $ 37    (d) $114    (d) $192    (d) $397
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $129    (b) $198    (b) $259    (b) $410
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 39    (d) $118    (d) $199    (d) $410
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $117    (a) $163    (a) $202    (a) $302
                                                              (b) $130    (b) $201    (b) $263    (b) $418
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $302
                                                              (d) $ 40    (d) $121    (d) $203    (d) $418
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $117    (a) $161    (a) $199    (a) $296
                                                              (b) $129    (b) $199    (b) $261    (b) $413
                                                              (c) $ 27    (c) $ 81    (c) $139    (c) $296
                                                              (d) $ 39    (d) $119    (d) $201    (d) $413
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $125    (a) $187    (a) $241    (a) $377
                                                              (b) $138    (b) $223    (b) $300    (b) $483
                                                              (c) $ 35    (c) $107    (c) $181    (c) $377
                                                              (d) $ 48    (d) $143    (d) $240    (d) $483
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $130    (b) $200    (b) $263    (b) $418
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 40    (d) $120    (d) $203    (d) $418
-----------------------------------------------------------------------------------------------------------
Foreign Value                                                 (a) $126    (a) $190    (a) $246    (a) $386
                                                              (b) $139    (b) $226    (b) $304    (b) $491
                                                              (c) $ 36    (c) $110    (c) $186    (c) $386
                                                              (d) $ 49    (d) $146    (d) $244    (d) $491
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $118    (a) $165    (a) $205    (a) $307
                                                              (b) $130    (b) $202    (b) $266    (b) $423
                                                              (c) $ 28    (c) $ 85    (c) $145    (c) $307
                                                              (d) $ 40    (d) $122    (d) $206    (d) $423
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $118    (a) $167    (a) $209    (a) $315
                                                              (b) $131    (b) $204    (b) $270    (b) $430
                                                              (c) $ 28    (c) $ 87    (c) $149    (c) $315
                                                              (d) $ 41    (d) $124    (d) $210    (d) $430
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $115    (a) $158    (a) $193    (a) $284
                                                              (b) $128    (b) $195    (b) $255    (b) $403
                                                              (c) $ 25    (c) $ 78    (c) $133    (c) $284
                                                              (d) $ 38    (d) $115    (d) $195    (d) $403
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $119    (a) $170    (a) $214    (a) $325
                                                              (b) $132    (b) $207    (b) $274    (b) $438
                                                              (c) $ 29    (c) $ 90    (c) $154    (c) $325
                                                              (d) $ 42    (d) $127    (d) $214    (d) $438
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                               (a) $117    (a) $162    (a) $200    (a) $298
                                                              (b) $129    (b) $199    (b) $261    (b) $415
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $298
                                                              (d) $ 39    (d) $119    (d) $201    (d) $415
-----------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the
  Income Protector feature assuming a full surrender of your contract.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $122    (a) $178    (a) $227    (a) $351
                                                              (b) $135    (b) $215    (b) $287    (b) $461
                                                              (c) $ 32    (c) $ 98    (c) $167    (c) $351
                                                              (d) $ 45    (d) $135    (d) $227    (d) $461
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                 (a) $122    (a) $177    (a) $225    (a) $346
                                                              (b) $134    (b) $214    (b) $284    (b) $457
                                                              (c) $ 32    (c) $ 97    (c) $165    (c) $346
                                                              (d) $ 44    (d) $134    (d) $224    (d) $457
-----------------------------------------------------------------------------------------------------------
Marsico Growth                                                (a) $120    (a) $171    (a) $214    (a) $326
                                                              (b) $132    (b) $208    (b) $275    (b) $439
                                                              (c) $ 30    (c) $ 91    (c) $154    (c) $326
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                           (a) $117    (a) $164    (a) $203    (a) $303
                                                              (b) $130    (b) $201    (b) $264    (b) $419
                                                              (c) $ 27    (c) $ 84    (c) $143    (c) $303
                                                              (d) $ 40    (d) $121    (d) $204    (d) $419
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                   (a) $118    (a) $165    (a) $205    (a) $308
                                                              (b) $130    (b) $202    (b) $266    (b) $424
                                                              (c) $ 28    (c) $ 85    (c) $145    (c) $308
                                                              (d) $ 40    (d) $122    (d) $206    (d) $424
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $117    (a) $162    (a) $200    (a) $298
                                                              (b) $129    (b) $199    (b) $261    (b) $415
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $298
                                                              (d) $ 39    (d) $119    (d) $201    (d) $415
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $118    (a) $165    (a) $206    (a) $309
                                                              (b) $130    (b) $203    (b) $267    (b) $424
                                                              (c) $ 28    (c) $ 85    (c) $146    (c) $309
                                                              (d) $ 40    (d) $123    (d) $207    (d) $424
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $119    (a) $168    (a) $210    (a) $317
                                                              (b) $131    (b) $205    (b) $270    (b) $431
                                                              (c) $ 29    (c) $ 88    (c) $150    (c) $317
                                                              (d) $ 41    (d) $125    (d) $210    (d) $431
-----------------------------------------------------------------------------------------------------------
Small & Mid Cap Value                                         (a) $123    (a) $181    (a) $231    (a) $358
                                                              (b) $136    (b) $218    (b) $290    (b) $467
                                                              (c) $ 33    (c) $101    (c) $171    (c) $358
                                                              (d) $ 46    (d) $138    (d) $230    (d) $467
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $116    (a) $160    (a) $197    (a) $292
                                                              (b) $129    (b) $198    (b) $259    (b) $410
                                                              (c) $ 26    (c) $ 80    (c) $137    (c) $292
                                                              (d) $ 39    (d) $118    (d) $199    (d) $410
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $124    (a) $184    (a) $236    (a) $367
                                                              (b) $137    (b) $220    (b) $295    (b) $475
                                                              (c) $ 34    (c) $104    (c) $176    (c) $367
                                                              (d) $ 47    (d) $140    (d) $235    (d) $475
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth and Income                     (a) $117    (a) $162    (a) $200    (a) $297
                                                              (b) $129    (b) $199    (b) $261    (b) $414
                                                              (c) $ 27    (c) $ 82    (c) $140    (c) $297
                                                              (d) $ 39    (d) $119    (d) $201    (d) $414
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                      (a) $118    (a) $165    (a) $204    (a) $306
                                                              (b) $130    (b) $202    (b) $265    (b) $422
                                                              (c) $ 28    (c) $ 85    (c) $144    (c) $306
                                                              (d) $ 40    (d) $122    (d) $205    (d) $422
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares               (a) $117    (a) $163    (a) $202    (a) $301
                                                              (b) $130    (b) $200    (b) $263    (b) $418
                                                              (c) $ 27    (c) $ 83    (c) $142    (c) $301
                                                              (d) $ 40    (d) $120    (d) $203    (d) $418
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares             (a) $117    (a) $163    (a) $201    (a) $300
                                                              (b) $130    (b) $200    (b) $262    (b) $417
                                                              (c) $ 27    (c) $ 83    (c) $141    (c) $300
                                                              (d) $ 40    (d) $120    (d) $202    (d) $417
-----------------------------------------------------------------------------------------------------------
Strategic Growth                                              (a) $121    (a) $175    (a) $221    (a) $339
                                                              (b) $134    (b) $212    (b) $281    (b) $451
                                                              (c) $ 31    (c) $ 95    (c) $161    (c) $339
                                                              (d) $ 44    (d) $132    (d) $221    (d) $451
-----------------------------------------------------------------------------------------------------------
Conservative Growth                                           (a) $120    (a) $172    (a) $217    (a) $330
                                                              (b) $133    (b) $209    (b) $277    (b) $443
                                                              (c) $ 30    (c) $ 92    (c) $157    (c) $330
                                                              (d) $ 43    (d) $129    (d) $217    (d) $443
-----------------------------------------------------------------------------------------------------------
Balanced                                                      (a) $120    (a) $171    (a) $214    (a) $326
                                                              (b) $132    (b) $208    (b) $275    (b) $439
                                                              (c) $ 30    (c) $ 91    (c) $154    (c) $326
                                                              (d) $ 42    (d) $128    (d) $215    (d) $439
-----------------------------------------------------------------------------------------------------------
American Funds Global Growth                                  (a) $116    (a) $161    (a) $199    (a) $295
                                                              (b) $129    (b) $199    (b) $260    (b) $412
                                                              (c) $ 26    (c) $ 81    (c) $139    (c) $295
                                                              (d) $ 39    (d) $119    (d) $200    (d) $412
-----------------------------------------------------------------------------------------------------------
American Funds Growth                                         (a) $113    (a) $151    (a) $182    (a) $262
                                                              (b) $126    (b) $189    (b) $245    (b) $384
                                                              (c) $ 23    (c) $ 71    (c) $122    (c) $262
                                                              (d) $ 36    (d) $109    (d) $185    (d) $384
-----------------------------------------------------------------------------------------------------------
American Funds Growth-Income                                  (a) $113    (a) $150    (a) $181    (a) $259
                                                              (b) $126    (b) $188    (b) $243    (b) $381
                                                              (c) $ 23    (c) $ 70    (c) $121    (c) $259
                                                              (d) $ 36    (d) $108    (d) $183    (d) $381
-----------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. We converted the contract administration charge to a percentage (0.09%) using an assumed contract size of $40,000. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.


2. For certain Class 2 Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    Blue Chip Growth 1.00%; Goldman Sachs Research 1.50%; Growth Opportunities 1.15%; Marsico Growth 1.15%. For certain Class 3 Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 1.10%, Goldman Sachs Research 1.60%, Growth Opportunities 1.25%, Marsico Growth 1.25%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume an insurance charge of 1.52% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. Examples reflecting participation in the Principal Rewards program reflect the Principal Rewards surrender charge schedule, and a 2% upfront payment enhancement.

5. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those feature. If you elected the Income Protector program, instead of the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

6. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                         THE POLARIS PLATINUM/PROTECTOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 44 Variable Portfolios.


The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 25.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10%
federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Principal Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris Platinum/Protector Variable Annuity. When you purchase a Polaris Platinum/ Protector Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                    PURCHASING A POLARIS PROTECTOR/PLATINUM
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 40.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------


We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by Anchor National to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.


In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older on the contract issue date. You may not elect to participate in the Principal Rewards Program or elect the EstatePlus benefit if you are age 81 or older at the time of contract issue.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 25.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

CAPITAL PROTECTOR

The Capital Protector is an optional feature of your variable annuity currently available only on contracts issued on or after August 1, 2002. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract. The Capital Protector feature has rules and restrictions, which are discussed more fully, below.

     ELECTION OF THE FEATURE


You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Income Protector program. SEE INCOME PROTECTOR ON PAGE 38.


The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability.

     APPLICABLE WAITING PERIOD AND BENEFIT DATE

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

     TERMINATION

Generally, this feature and its corresponding charge cannot be terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

     CALCULATION OF THE BENEFIT

The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                         PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE                               INCLUDED IN THE
EFFECTIVE DATE                        CAPITAL PROTECTOR BENEFIT CALCULATION
------------------                    -------------------------------------
 0-90 days                                               100%
 91+ days                                                  0%

THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL OF YOUR PURCHASE PAYMENTS. IF YOU PLAN TO ADD SUBSEQUENT PURCHASE PAYMENTS OVER THE LIFE OF YOUR CONTRACT, YOU SHOULD KNOW THAT THE CAPITAL PROTECTOR WOULD NOT PROTECT THE MAJORITY OF THOSE PAYMENTS.

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is/are the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Principal Rewards feature are not considered Purchase Payments and are not used in the calculation of the Capital Protector Base.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

SINCE THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL PURCHASE PAYMENTS AT THE END OF THE WAITING PERIOD, IT IS IMPORTANT TO REALIZE THAT SUBSEQUENT PURCHASE PAYMENTS MADE INTO THE CONTRACT MAY DECREASE THE VALUE OF THE CAPITAL PROTECTOR BENEFIT. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial advisor as such activity may reduce the value of this Capital Protector benefit.

     THE CAPITAL PROTECTOR FEE

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated, as discussed above, the charge will no longer be deducted. The annual fee is:

CONTRACT YEAR                                           ANNUALIZED CHARGE *
-------------                                           -------------------
 0-7                                                           1.00%
 8-10                                                          0.80%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

     EFFECT OF SPOUSAL CONTINUATION ON THE CAPITAL PROTECTOR FEATURE


If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION PAGE 34.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PRINCIPAL REWARDS PROGRAM


If you elect to participate in the Principal Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES ON PAGE 35. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES ON PAGE
35. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.


Purchase Payments may not be invested in the 6-month or the 1-year Dollar Cost Averaging fixed accounts if you participate in the Principal Rewards Program. However, you may use the 1-year fixed account option as a Dollar Cost Averaging source account.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Principal Rewards program may not perform as well as the contract without the feature.

     ENHANCEMENT LEVELS

     The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

     UPFRONT PAYMENT ENHANCEMENT

     An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

     DEFERRED PAYMENT ENHANCEMENT

     A Deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

     If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred

Payment Enhancement Date applicable to all Purchase Payments currently are as follows:

----------------------------------------------------------------------
                        UPFRONT      DEFERRED           DEFERRED
                        PAYMENT       PAYMENT           PAYMENT
    ENHANCEMENT       ENHANCEMENT   ENHANCEMENT       ENHANCEMENT
       LEVEL             RATE          RATE               DATE
----------------------------------------------------------------------
 Under $40,000             2%            0%       N/A
----------------------------------------------------------------------
 $40,000 - $99,999         4%            0%       N/A
----------------------------------------------------------------------
 $100,000 - $499,999       4%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------
 $500,000 - more           5%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------


APPENDIX B shows how we calculate any applicable Deferred Payment Enhancement amount.


We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

See your financial advisor for information on the current Enhancement Levels and Payment Enhancements rates.

     90 DAY WINDOW

     As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.

APPENDIX B PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.

The Principal Rewards Program may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PRINCIPAL REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

     EXAMPLE (CONTRACTS WITH PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The contract currently offers 44 Variable Portfolios. These Variable Portfolios invest in shares of the following trusts: Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Trusts and/or Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.



SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Anchor and SunAmerica Series Trusts. Capital Research and Management Company is the investment adviser to the American Funds Insurance Series. Lord, Abbett & Co. is the investment adviser to the Lord Abbett Series Fund, Inc. Van Kampen Asset Management Inc. is the investment adviser to the Van Kampen Life Investment Trust. WM Advisors is the investment adviser to the WM Variable Trust. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.


The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SAST") has investment portfolios in addition to those listed below which are not available for investment under the contract.


     AMERICAN FUNDS INSURANCE SERIES



Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFT") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC.

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LAT") has investment portfolios in addition to those listed below that are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

     WM VARIABLE TRUST

Washington Mutual Advisors is the investment advisor to the WM Variable Trust ("WMT"). WMT has other investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
     MANAGED BY ALLIANCEBERNSTEIN
       - Small & Mid Cap Value Portfolio                                    SAST
     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Alliance Growth Portfolio                                          SAST
       - Global Equities Portfolio                                          SAST
       - Growth-Income Portfolio                                            SAST


     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY


       - American Funds Global Growth Portfolio                              AFT


       - American Funds Growth Portfolio                                     AFT


       - American Funds Growth-Income Portfolio                              AFT


     MANAGED BY DAVIS ADVISERS L.P.
       - Davis Venture Value Portfolio                                      SAST
       - Real Estate Portfolio                                              SAST
     MANAGED BY FEDERATED INVESTORS L.P.
       - Federated Value Portfolio                                          SAST
       - Telecom Utility Portfolio                                          SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
       - Goldman Sachs Research Portfolio                                   SAST
     MANAGED BY LORD, ABBETT & CO.
       - Lord Abbett Series Fund Growth and Income Portfolio                 LAT
     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
       - Marsico Growth Portfolio                                           SAST
    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Growth and Income Portfolio                                    SAST
       - MFS Mid-Cap Growth Portfolio                                       SAST
     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC
       - Emerging Markets Portfolio                                         SAST
       - International Growth and Income Portfolio                          SAST
       - Putnam Growth Portfolio                                            SAST
     MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - Aggressive Growth Portfolio                                        SAST
       - Blue Chip Growth Portfolio                                         SAST
       - "Dogs" of Wall Street Portfolio                                    SAST
       - Growth Opportunities Portfolio                                     SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST
     MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
       - International Diversified Equities Portfolio  SAST
       - Technology Portfolio                                               SAST
       - Van Kampen LIT Comstock Portfolio, Class II Shares                  VKT
       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT
       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT
     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
       - Natural Resources Portfolio                                         AST

BALANCED:
     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Total Return Portfolio                                         SAST
     MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - SunAmerica Balanced Portfolio                                      SAST
     MANAGED BY WM ADVISORS, INC
       - Asset Allocation Portfolio                                         SAST
       - Balanced Portfolio                                                  WMT
       - Conservative Growth Portfolio                                       WMT
       - Strategic Growth Portfolio                                          WMT

BONDS:
     MANAGED BY FEDERATED INVESTORS L.P.
       - Corporate Bond Portfolio                                           SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
       - Global Bond Portfolio                                              SAST
     MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - High-Yield Bond Portfolio                                          SAST
     MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                    SAST
     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Government & Quality Bond Portfolio                                 AST

CASH:
     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                          SAST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers eight fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. We also offer the Fixed Advantage 7 account option, if you do not elect to participate in the Principal Rewards program. Please see FIXED ADVANTAGE 7 below. All options may not be available in all states. If you do not elect to participate in the Principal Rewards

Program, you also have the option of allocating your money to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 29 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

If you purchased your contract on or after August 1, 2002, we may restrict your ability to allocate amounts to the one-year fixed account option during any time period that the rate we are crediting on the account is equal to the minimum guaranteed interest rate of 3%. Please see your financial advisor to learn about any current restrictions.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period. (The Renewal Rate does not apply to the DCA fixed account options or Fixed Advantage 7.)

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option (other than the Fixed Advantage 7 and DCA fixed accounts). You may also reallocate your money to another fixed investment option (other than the Fixed Advantage 7 and DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option (other than the Fixed Advantage 7 account), where it will earn interest at the renewal rate then in effect for the fixed account option.


The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 29 for more information.


     FIXED ADVANTAGE 7 ACCOUNT OPTION

Fixed Advantage 7 is an additional seven-year fixed account option available in your contract (if you have not elected to participate in the Principal Rewards program) and will generally offer a different interest rate than the other fixed account options in your contract. Only Purchase Payments made during the first 90 days following issuance of your contract can be invested in Fixed Advantage
7. If you inadvertently allocate any Purchase Payments to Fixed Advantage 7 after the first 90 days of your contract, we will automatically allocate those funds into the 1-year fixed account option until we receive further instruction from you. At the end of the 7-year guarantee period, the entire balance in Fixed Advantage 7 will be automatically transferred into the 1-year fixed account option unless we receive allocation instructions from you. These automatic transfers do not count against the number of free annual transfers.

You cannot transfer money out of Fixed Advantage 7 prior to the end of the 7-year guarantee period; however, you may elect to systematically transfer the interest earned in this account to other Variable Portfolios at any time either monthly, quarterly, semi-annually or annually. If you make a full or partial withdrawal from your contract, you will be subject to a market value adjustment on all funds invested in the multi-year fixed accounts including Fixed Advantage 7 and any applicable surrender charges. See MARKET VALUE ADJUSTMENT below.

You will not be subject to a market value adjustment if:

     (1) you systematically transfer interest earned to other Variable Portfolios as part of the DCA program;

     (2) a death benefit is paid;

     (3) any withdrawal is made to pay fees or charges; or

     (4) any amount automatically transferred at the end of the guarantee period.

FIXED ADVANTAGE 7 IS ONLY AVAILABLE IF YOU DO NOT ELECT TO PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM. IT MAY NOT BE AVAILABLE IN ALL STATES.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.

If you take money out of the multi-year or Fixed Advantage 7 fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate beingoffered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

The multi-year MVA fixed accounts are not available to Maryland and Washington state policyholders.

Anchor National does not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon annuitization, if occurring on the latest Annuity Date.


APPENDIX C SHOWS HOW WE CALCULATE THE MVA.


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options (with the exception of Fixed Advantage 7). Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone subject to our rules. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.


We may accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.


Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. Mail, telephone, facsimile or internet. Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. Mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"). If received after 1:00 p.m. PST, the request will be processed on the next business day. This policy will apply beginning September 30, 2002 through your next contract anniversary and then during each contract year thereafter. Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing programs will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for transfers over 15. See Dollar Cost Averaging on page 29.



Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the number of transfers completed in the current calendar quarter; or



     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 37.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. You may also elect to systematically transfer the interest earned in the Fixed Advantage 7 account option to other Variable Portfolios. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target account for the DCA program.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. If you elected to participate in the Principal Rewards Program, the 6-month and 1-year DCA fixed accounts are not available under your contract. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA fixed account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

 ---------------------------------------------
                  ACCUMULATION       UNITS
    QUARTER           UNIT         PURCHASED
 ---------------------------------------------
       1             $ 7.50           100
       2             $ 5.00           150
       3             $10.00            75
       4             $ 7.50           100
       5             $ 5.00           150
       6             $ 7.50           100
 ---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 37.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 35.



Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington). Additionally, if you participate in the Principal Rewards Program you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 23.



Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 35. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Principal Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 40.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.


We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 30.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 37.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1.  a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4.  any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION ON PAGE 34.


If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The information below describes the death benefits on contracts issued on or after October 24, 2001:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

The EstatePlus benefit if elected may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 Years 0 - 4       25% of Earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5 - 9       40% of Earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of Earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 All Contract      25% of Earnings      40% of Net Purchase
   Years                                Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.

We may offer different levels of this benefit based on the number of years you hold your contract and/or your age at the time of issue.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a .25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.


EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 37.


EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix D. SEE APPENDIX D FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX D FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The insurance charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.25% from the investment advisers of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 31. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 years if you elected to participate in the Principal Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE PRINCIPAL REWARDS PROGRAM (SCHEDULE A)

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARDS PROGRAM (SCHEDULE B)

-----------------------------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8        9        10
-----------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
-----------------------------------------------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ON PAGE 31.

These higher potential withdrawal charges may compensate us for the expenses associated with the Principal Rewards Program.

The Principal Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor the investment management fees are higher on the Principal Rewards version, than the contract without an election of the bonus feature.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS ON PAGE 37.



Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 40.


INVESTMENT CHARGES

  INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.


  12B-1 FEES



Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.



In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.



For more detailed information on these Investment Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and Van Kampen Life Investment.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 25.


OPTIONAL CAPITAL PROTECTOR FEE


Please see page 36 for more information on the Capital Protector fee.


OPTIONAL ESTATEPLUS FEE


Please see page 36 for more information on the EstatePlus fee.


OPTIONAL INCOME PROTECTOR FEE


Please see page 36 for more information of the income protector fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX E provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 23.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.
If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 40.


INCOME OPTIONS

Currently, this Contract offers five income options unless you chose to take income under the Income Protector feature (see below). Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.


     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

For information regarding Income Option's using the Income Protector feature, please see below. Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and
     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect the Income Protector feature you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Check with your financial advisor regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR FEATURE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the Income Protector feature, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. At the time your participation in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Participation in the Income Protector program is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the Income Protector.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

Your Income Benefit Base may accumulate at the elected growth rate from the date your election becomes effective through your Income Benefit Date. However, any applicable Growth Rate will reduce to 0% on the Anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector feature, you must elect the feature by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the offered alternatives. Depending on the broker-dealer through which you purchase your contract, you may not have a choice of levels of protection.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least ten years following your election. You may not elect this Program if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

The current options offered are:


                                    FEE AS A % OF
                                     YOUR INCOME     WAITING
       OPTIONS        GROWTH RATE*  BENEFIT BASE*    PERIOD*
---------------------------------------------------------------
Income Protector Base      0%           .10%        10 years
---------------------------------------------------------------
Income Protector Plus      6%           .45%        10 years
---------------------------------------------------------------



* If you elect the Base or Plus feature on a subsequent anniversary, the Growth Rates, Fees, and/or waiting period may be different.

RE-SET OR STEP-UP OF YOUR INCOME PROTECTOR BENEFIT

  RE-SET

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. The waiting period before you can begin the Income Phase will be determined based on the offerings available for your elected level of protection at the time your make an election to Re-Set. In addition, the Income Protector fee will be charged as a percentage of your re-set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

  STEP-UP

If available, and you have elected the Base level of protection, you may have the opportunity to Step-Up to the Plus level of protection. The Step-Up feature can allow you to benefit from a higher growth rate, if available, at the time you decide to elect an Step-Up of your Income Protector Benefit. You can only Step-Up within the 30 days before your next contract anniversary. If you Step-Up, the growth rate, fee and waiting period prior to beginning the Income Phase will be determined based on the offerings available at the time you make your election. These factors may be greater than or less than those offered in this prospectus. You may not elect to Step-Up if the required waiting period before beginning the Income Phase would occur later than your latest Annuity Date.

For more information on how to Re-Set or Step-Up your Income Protector benefit, please contact your financial advisor or our Annuity Service Center.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation, Re-Set or Step-Up.

The contract anniversary of, or prior to, your election to begin receiving annuity payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed retirement income available to you we apply the annuity rates stated in your Income Protector Endorsement for the annuity option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus
(b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity options available when using the Income Protector Program to receive your fixed retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity payments, we will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using the Income Protector your income payments will be fixed in amount. You are not required to use the Income Protector to receive income payments. However, we will not refund fees paid for the Income Protector if you annuitize under the general provisions of your contract. In addition, if applicable, a surrender charge will apply if you take income under the Income Protector feature. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect the Income Protector, we charge an annual fee, as follows:

                                FEE AS A % OF YOUR
       OPTIONS                  INCOME BENEFIT BASE
-------------------------------------------------------------
Income Protector Base                  .10%
-------------------------------------------------------------
Income Protector Plus                  .45%
-------------------------------------------------------------

If you elect the Base or Plus feature on a subsequent anniversary, the Fees may be different.

We deduct the annual fee from your actual contract value. If your contract is issued with the Income Protector program we begin deducting the annual fee on your first contract anniversary. If you elect the feature it at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective. Upon a Re-Set of your Income Protector feature, the fee will be charged upon your Re-Set Income Benefit Base. Upon Re-Set of this feature you may be charged a higher fee depending upon the then-current offerings.

It is important to note that once you elect the Income Protector feature you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from any full surrender of your contract requested prior to your contract anniversary based on the Income Benefit Base at time of surrender.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for qualified contracts:

     - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

     - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances. APPENDIX E PROVIDES EXAMPLES OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

If you elect Capital Protector, you may not elect to participate in the Income Protector program.
----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS


Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA, Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six-wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 8% of your Purchase Payments. Contracts sold with the Principal Rewards program may result in our paying different commission. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Polaris Protector/Platinum Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly Ancor National Life Insurance Company) at December 31, 2001 and 2000 and, for the years ended December 31, 2001, 2000 and 1999 and the audited financial statements of Variable Separate Account (Portion Relating to the Polaris Platinum/ Protector Variable Annuity) at December 31, 2001 and for the period from July 9, 2001 (inception) to December 31, 2001 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.
----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    12
Annuity Unit Values...........................    12
Death Benefit Options for Contracts Issued
  Before October 24, 2001.....................    13
Taxes.........................................    19
Distribution of Contracts.....................    23
Financial Statements..........................    23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         POLARIS PLATINUM APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $35.378
                                                               (b) $35.378
        Ending AUV..........................................   (a) $33.909
                                                               (b) $33.891
        Ending Number of AUs................................   (a) 216,908
                                                               (b) 60,960
-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.915
                                                               (b) $14.915
        Ending AUV..........................................   (a) $15.323
                                                               (b) $15.319
        Ending Number of AUs................................   (a) 604,398
                                                               (b) 173,062
-------------------------------------------------------------------------------
  Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.961
                                                               (b) $27.961
        Ending AUV..........................................   (a) $27.233
                                                               (b) $27.215
        Ending Number of AUs................................   (a) 114,458
                                                               (b) 33,079
-------------------------------------------------------------------------------
  Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.651
                                                               (b) $14.651
        Ending AUV..........................................   (a) $14.352
                                                               (b) $14.309
        Ending Number of AUs................................   (a) 25,385
                                                               (b) 11,922
-------------------------------------------------------------------------------
  Aggressive Growth B96 (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.970
                                                               (b) $15.970
        Ending AUV..........................................   (a) $13.627
                                                               (b) $13.621
        Ending Number of AUs................................   (a) 74,319
                                                               (b) 40,715
-------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $32.786
                                                               (b) $32.786
        Ending AUV..........................................   (a) $32.462
                                                               (b) $32.395
        Ending Number of AUs................................   (a) 229,450
                                                               (b) 59,000
-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $7.199
                                                               (b) $7.199
        Ending AUV..........................................   (a) $6.701
                                                               (b) $6.695
        Ending Number of AUs................................   (a) 136,477
                                                               (b) 51,147
-------------------------------------------------------------------------------
  Cash Management (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.987
                                                               (b) $12.987
        Ending AUV..........................................   (a) $13.058
                                                               (b) $13.065
        Ending Number of AUs................................   (a) 473,064
                                                               (b) 244,174
-------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.663
                                                               (b) $13.663
        Ending AUV..........................................   (a) $13.972
                                                               (b) $13.952
        Ending Number of AUs................................   (a) 199,210
                                                               (b) 126,920
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.129
                                                               (b) $27.129
        Ending AUV..........................................   (a) $26.207
                                                               (b) $26.174
        Ending Number of AUs................................   (a) 385,797
                                                               (b) 103,212
-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $9.376
                                                               (b) $9.376
        Ending AUV..........................................   (a) $9.703
                                                               (b) $9.680
        Ending Number of AUs................................   (a) 79,435
                                                               (b) 26,944
-------------------------------------------------------------------------------
  Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.428
                                                               (b) $6.428
        Ending AUV..........................................   (a) $6.535
                                                               (b) $6.530
        Ending Number of AUs................................   (a) 20,649
                                                               (b) 10,799
-------------------------------------------------------------------------------
  Federated Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $16.876
                                                               (b) $16.876
        Ending AUV..........................................   (a) $16.380
                                                               (b) $16.377
        Ending Number of AUs................................   (a) 109,935
                                                               (b) 56,938
-------------------------------------------------------------------------------
  Foreign Value (Inception Date - N/A)*
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  Global Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.461
                                                               (b) $15.461
        Ending AUV..........................................   (a) $15.662
                                                               (b) $15.648
        Ending Number of AUs................................   (a) 42,811
                                                               (b) 32,980
-------------------------------------------------------------------------------
  Global Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $17.986
                                                               (b) $17.986
        Ending AUV..........................................   (a) $17.477
                                                               (b) $17.447
        Ending Number of AUs................................   (a) 58,908
                                                               (b) 16,500
-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.100
                                                               (b) $8.100
        Ending AUV..........................................   (a) $7.171
                                                               (b) $7.168
        Ending Number of AUs................................   (a) 80,875
                                                               (b) 12,429
-------------------------------------------------------------------------------
  Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $28.878
                                                               (b) $28.878
        Ending AUV..........................................   (a) $26.800
                                                               (b) $26.794
        Ending Number of AUs................................   (a) 185,367
                                                               (b) 61,252
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.256
                                                               (b) $6.256
        Ending AUV..........................................   (a) $5.813
                                                               (b) $5.804
        Ending Number of AUs................................   (a) 76,426
                                                               (b) 33,659
-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.172
                                                               (b) $13.172
        Ending AUV..........................................   (a) $12.506
                                                               (b) $12.495
        Ending Number of AUs................................   (a) 97,244
                                                               (b) 85,252
-------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.125
                                                               (b) $11.125
        Ending AUV..........................................   (a) $10.216
                                                               (b) $10.168
        Ending Number of AUs................................   (a) 34,310
                                                               (b) 40,781
-------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.372
                                                               (b) $11.372
        Ending AUV..........................................   (a) $10.751
                                                               (b) $10.746
        Ending Number of AUs................................   (a) 105,112
                                                               (b) 59,493
-------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.889
                                                               (b) $8.889
        Ending AUV..........................................   (a) $8.515
                                                               (b) $8.519
        Ending Number of AUs................................   (a) 189,755
                                                               (b) 95,675
-------------------------------------------------------------------------------
  MFS Growth and Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $20.217
                                                               (b) $20.217
        Ending AUV..........................................   (a) $19.217
                                                               (b) $19.204
        Ending Number of AUs................................   (a) 80,414
                                                               (b) 36,242
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.227
                                                               (b) $15.227
        Ending AUV..........................................   (a) $13.408
                                                               (b) $13.395
        Ending Number of AUs................................   (a) 277,704
                                                               (b) 108,730
-------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.154
                                                               (b) $21.154
        Ending AUV..........................................   (a) $21.220
                                                               (b) $21.203
        Ending Number of AUs................................   (a) 332,143
                                                               (b) 113,416
-------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.065
                                                               (b) $21.065
        Ending AUV..........................................   (a) $19.070
                                                               (b) $19.066
        Ending Number of AUs................................   (a) 72,747
                                                               (b) 22,607
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Real Estate (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.241
                                                               (b) $11.241
        Ending AUV..........................................   (a) $11.340
                                                               (b) $11.318
        Ending Number of AUs................................   (a) 58,962
                                                               (b) 31,283
-------------------------------------------------------------------------------
  Small & Mid Cap Value* (Inception Date - N/A)
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.626
                                                               (b) $15.626
        Ending AUV..........................................   (a) $15.005
                                                               (b) $15.005
        Ending Number of AUs................................   (a) 125,620
                                                               (b) 46,186
-------------------------------------------------------------------------------
  Technology (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $4.018
                                                               (b) $4.018
        Ending AUV..........................................   (a) $3.450
                                                               (b) $3.451
        Ending Number of AUs................................   (a) 173,009
                                                               (b) 86,449
-------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.848
                                                               (b) $12.848
        Ending AUV..........................................   (a) $11.507
                                                               (b) $11.516
        Ending Number of AUs................................   (a) 27,940
                                                               (b) 12,637
-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.490
                                                               (b) $14.490
        Ending AUV..........................................   (a) $14.301
                                                               (b) $14.287
        Ending Number of AUs................................   (a) 8,284
                                                               (b) 31,183
-------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income* (Inception
    Date - N/A)
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date - 10/15/01)
        Beginning AUV.......................................   (a) $10.000
                                                               (b) $10.000
        Ending AUV..........................................   (a) $10.231
                                                               (b) $10.234
        Ending Number of AUs................................   (a) 64,170
                                                               (b) 28,740
-------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares (Inception
    Date - 10/15/01)
        Beginning AUV.......................................   (a) $10.000
                                                               (b) $10.000
        Ending AUV..........................................   (a) $10.426
                                                               (b) $10.437
        Ending Number of AUs................................   (a) 19,408
                                                               (b) 5,379
-------------------------------------------------------------------------------

              * Not available for sale until August 1, 2002.
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
]
Van Kampen LIT Growth and Income, Class II Shares (Inception
Date - 10/15/01)
        Beginning AUV.......................................   (a) $10.000
                                                               (b) $10.000
        Ending AUV..........................................   (a) $10.533
                                                               (b) $10.537
        Ending Number of AUs................................   (a) 12,511
                                                               (b) 1,560
-------------------------------------------------------------------------------
  Balanced (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $7.576
                                                               (b) $7.576
        Ending AUV..........................................   (a) $7.538
                                                               (b) $7.533
        Ending Number of AUs................................   (a) 125,651
                                                               (b) 27,799
-------------------------------------------------------------------------------
  Conservative Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.163
                                                               (b) $8.163
        Ending AUV..........................................   (a) $7.930
                                                               (b) $7.952
        Ending Number of AUs................................   (a) 107,894
                                                               (b) 42,760
-------------------------------------------------------------------------------
  Strategic Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $9.190
                                                               (b) $9.190
        Ending AUV..........................................   (a) $8.784
                                                               (b) $8.783
        Ending Number of AUs................................   (a) 18,868
                                                               (b) 36,506
-------------------------------------------------------------------------------
  American Funds Global Growth (Inception Date - N/A)**
-------------------------------------------------------------------------------
  American Funds Growth (Inception Date - N/A)**
-------------------------------------------------------------------------------
  American Funds Growth-Income (Inception Date - N/A)**
-------------------------------------------------------------------------------



              ** Not available for sale until September 30, 2002.
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        POLARIS PROTECTOR - APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $35.378
                                                               (b) $35.378
        Ending AUV..........................................   (a) $33.909
                                                               (b) $33.891
        Ending Number of AUs................................   (a) 57,357
                                                               (b) 40,519
-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.915
                                                               (b) $14.915
        Ending AUV..........................................   (a) $15.323
                                                               (b) $15.319
        Ending Number of AUs................................   (a) 182,387
                                                               (b) 55,393
-------------------------------------------------------------------------------
  Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.961
                                                               (b) $27.961
        Ending AUV..........................................   (a) $27.233
                                                               (b) $27.215
        Ending Number of AUs................................   (a) 95,475
                                                               (b) 33,517
-------------------------------------------------------------------------------
  Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.651
                                                               (b) $14.651
        Ending AUV..........................................   (a) $14.352
                                                               (b) $14.309
        Ending Number of AUs................................   (a) 6,723
                                                               (b) 7,978
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.970
                                                               (b) $15.970
        Ending AUV..........................................   (a) $13.627
                                                               (b) $13.621
        Ending Number of AUs................................   (a) 24,470
                                                               (b) 8,317
-------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $32.786
                                                               (b) $32.786
        Ending AUV..........................................   (a) $32.462
                                                               (b) $32.395
        Ending Number of AUs................................   (a) 69,203
                                                               (b) 41,761
-------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $18.647
                                                               (b) $18.647
        Ending AUV..........................................   (a) $18.608
                                                               (b) $18.608
        Ending Number of AUs................................   (a) 12,080
                                                               (b) 17,628
-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $7.199
                                                               (b) $7.199
        Ending AUV..........................................   (a) $6.701
                                                               (b) $6.695
        Ending Number of AUs................................   (a) 45,266
                                                               (b) 10,628
-------------------------------------------------------------------------------
  Cash Management (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.987
                                                               (b) $12.987
        Ending AUV..........................................   (a) $13.058
                                                               (b) $13.065
        Ending Number of AUs................................   (a) 87,024
                                                               (b) 27,659
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.663
                                                               (b) $13.663
        Ending AUV..........................................   (a) $13.972
                                                               (b) $13.952
        Ending Number of AUs................................   (a) 84,809
                                                               (b) 30,474
-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.129
                                                               (b) $27.129
        Ending AUV..........................................   (a) $26.207
                                                               (b) $26.174
        Ending Number of AUs................................   (a) 140,690
                                                               (b) 88,681
-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $9.376
                                                               (b) $9.376
        Ending AUV..........................................   (a) $9.703
                                                               (b) $9.680
        Ending Number of AUs................................   (a) 34,535
                                                               (b) 43,315
-------------------------------------------------------------------------------
  Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.428
                                                               (b) $6.428
        Ending AUV..........................................   (a) $6.535
                                                               (b) $6.530
        Ending Number of AUs................................   (a) 16,167
                                                               (b) 4,402
-------------------------------------------------------------------------------
  Federated Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $16.876
                                                               (b) $16.876
        Ending AUV..........................................   (a) $16.380
                                                               (b) $16.377
        Ending Number of AUs................................   (a) 42,438
                                                               (b) 27,106
-------------------------------------------------------------------------------
  Foreign Value* (Inception Date - N/A)
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  Global Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.461
                                                               (b) $15.461
        Ending AUV..........................................   (a) $15.662
                                                               (b) $15.648
        Ending Number of AUs................................   (a) 18,266
                                                               (b) 6,241
-------------------------------------------------------------------------------
  Global Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $17.986
                                                               (b) $17.986
        Ending AUV..........................................   (a) $17.477
                                                               (b) $17.447
        Ending Number of AUs................................   (a) 17,274
                                                               (b) 17,126
-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.100
                                                               (b) $8.100
        Ending AUV..........................................   (a) $7.171
                                                               (b) $7.168
        Ending Number of AUs................................   (a) 56,741
                                                               (b) 18,651
-------------------------------------------------------------------------------

              * Not available for sale until August 1, 2002.
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $28.878
                                                               (b) $28.878
        Ending AUV..........................................   (a) $26.800
                                                               (b) $26.794
        Ending Number of AUs................................   (a) 58,446
                                                               (b) 22,034
-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.256
                                                               (b) $6.256
        Ending AUV..........................................   (a) $5.813
                                                               (b) $5.804
        Ending Number of AUs................................   (a) 11,133
                                                               (b) 2,227
-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.172
                                                               (b) $13.172
        Ending AUV..........................................   (a) $12.506
                                                               (b) $12.495
        Ending Number of AUs................................   (a) 28,392
                                                               (b) 24,531
-------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.125
                                                               (b) $11.125
        Ending AUV..........................................   (a) $10.216
                                                               (b) $10.168
        Ending Number of AUs................................   (a) 31,777
                                                               (b) 9,019
-------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.372
                                                               (b) $11.372
        Ending AUV..........................................   (a) $10.751
                                                               (b) $10.746
        Ending Number of AUs................................   (a) 55,380
                                                               (b) 13,292
-------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.889
                                                               (b) $8.889
        Ending AUV..........................................   (a) $8.515
                                                               (b) $8.519
        Ending Number of AUs................................   (a) 32,122
                                                               (b) 29,102
-------------------------------------------------------------------------------
  MFS Growth and Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $20.217
                                                               (b) $20.217
        Ending AUV..........................................   (a) $19.217
                                                               (b) $19.204
        Ending Number of AUs................................   (a) 44,800
                                                               (b) 18,861
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.227
                                                               (b) $15.227
        Ending AUV..........................................   (a) $13.408
                                                               (b) $13.395
        Ending Number of AUs................................   (a) 124,477
                                                               (b) 59,733
-------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.154
                                                               (b) $21.154
        Ending AUV..........................................   (a) $21.220
                                                               (b) $21.203
        Ending Number of AUs................................   (a) 176,345
                                                               (b) 60,404
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Putnam Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.065
                                                               (b) $21.065
        Ending AUV..........................................   (a) $19.070
                                                               (b) $19.066
        Ending Number of AUs................................   (a) 29,656
                                                               (b) 13,984
-------------------------------------------------------------------------------
  Real Estate (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.241
                                                               (b) $11.241
        Ending AUV..........................................   (a) $11.340
                                                               (b) $11.318
        Ending Number of AUs................................   (a) 8,714
                                                               (b) 5,515
-------------------------------------------------------------------------------
  Small and Mid Cap Value* (Inception Date - N/A)
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.626
                                                               (b) $15.626
        Ending AUV..........................................   (a) $15.005
                                                               (b) $15.005
        Ending Number of AUs................................   (a) 21,847
                                                               (b) 8,873
-------------------------------------------------------------------------------
  Technology (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $4.018
                                                               (b) $4.018
        Ending AUV..........................................   (a) $3.450
                                                               (b) $3.451
        Ending Number of AUs................................   (a) 96,029
                                                               (b) 26,355
-------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.848
                                                               (b) $12.848
        Ending AUV..........................................   (a) $11.507
                                                               (b) $11.516
        Ending Number of AUs................................   (a) 22,050
                                                               (b) 12,265
-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.490
                                                               (b) $14.490
        Ending AUV..........................................   (a) $14.301
                                                               (b) $14.287
        Ending Number of AUs................................   (a) 6,503
                                                               (b) 1,845
-------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income* (Inception
    Date - N/A)
        Beginning AUV.......................................       --
        Ending AUV..........................................       --
        Ending Number of AUs................................       --
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) $10.00
                                                               (b) $10.00
        Ending AUV..........................................   (a) $10.231
                                                               (b) $10.234
        Ending Number of AUs................................   (a) --
                                                               (b) 6,865
-------------------------------------------------------------------------------

              * Not available for sale until August 1, 2002.
              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                 INCEPTION TO
                         PORTFOLIOS                                12/31/01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception
Date - 11/05/01)
        Beginning AUV.......................................   (a) $10.00
                                                               (b) $10.00
        Ending AUV..........................................   (a) $10.426
                                                               (b) $10.437
        Ending Number of AUs................................   (a) --
                                                               (b) --
-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) $10.00
                                                               (b) $10.00
        Ending AUV..........................................   (a) $10.533
                                                               (b) $10.537
        Ending Number of AUs................................   (a) --
                                                               (b) 6,616
-------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                APPENDIX B - PRINCIPAL REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Principal Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

     EXAMPLE 1 -- NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

     EXAMPLE 2 -- WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     1. Your contract value on your 5th contract anniversary is $190,000.

     2. You request a withdrawal of $75,000 on your 5th contract anniversary.

     3. No subsequent Purchase Payments have been made.

     4. No prior withdrawals have been taken.

     5. Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

----------------------------------------------------------------------
                        UPFRONT      DEFERRED           DEFERRED
                        PAYMENT       PAYMENT           PAYMENT
                      ENHANCEMENT   ENHANCEMENT       ENHANCEMENT
 ENHANCEMENT LEVEL       RATE          RATE               DATE
----------------------------------------------------------------------
 Under $40,000             2%            0%       N/A
----------------------------------------------------------------------
 $40,000 - $99,999         4%            0%       N/A
----------------------------------------------------------------------
 $100,000 - $499,999       4%            1%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------
 $500,000 - more           4%            2%       Nine years from the
                                                  date we receive each
                                                  Purchase Payment.
----------------------------------------------------------------------

Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     1. Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2. No withdrawal in the first 90 days.

     3. Initial Purchase Payment of $35,000 on December 1, 2000.

     4. Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5. Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6. Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         2%            0%              N/A
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            0%              N/A
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         4%            1%        December 1, 2009
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            1%        January 15, 2010
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                          [(1+I/(1+J+0.005)](N/12) - 1

                  The MVA factor may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

(Please see below for the MVA factor used for the Fixed Advantage 7 account option.)

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remains in the 10-year term you initially agreed to leave your money in the fixed account option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 4%.

The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](12/12) - 1
                  = (1.004785)1 - 1
                  = 1.004785 - 1
                  = + 0.004785

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.004785) = +$19.14

$19.14 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 6%.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](1) - 1
                  = (0.985915)1 - 1
                  = 0.985915 - 1
                  = - 0.014085

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

FIXED ADVANTAGE 7 MVA FORMULA

Fixed Advantage 7 is subject to a slightly different MVA factor.

                           [(1+I)/(1+K+L)](N/12) - 1
  where:

        I is the interest rate currently in effect for the Fixed Advantage 7 account option;

        K is the currently offered Initial Interest Rate for new contracts issued with the Fixed Advantage 7 account option;

        L is 0.005; and

        N is the number of full months remaining in the Fixed Advantage 7 account option period at the time of withdrawal or annuitization.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation

             Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:
          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

          Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The table below shows the EstatePlus benefit if the Continuing Spouse is 69 or younger on the Continuation Date

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 Years 0-4         25% of Earnings         40% of Continuation Net
                                           Purchase Payments
-------------------------------------------------------------------
 Years 5-9         40% of Earnings         65% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------
 Years 10+         50% of Earnings         75% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the available EstatePlus benefit is:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 All Contract      25% of Earnings         40% of Continuation Net
  Years                                    Purchase Payments*
-------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum Estate Plus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     POLARIS PLATINUM BASE INCOME PROTECTOR

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of optional Base Income Protector at contract issue.

-------------------------------------------------------------------
             ANNUAL INCOME IF YOU ANNUITIZE ON CONTRACT ANNIVERSARY
IF AT ISSUE               7          10          15          20
  YOU ARE    1 - 6    (AGE 67)    (AGE 70)    (AGE 75)    (AGE 80)
-------------------------------------------------------------------
Male           N/A       6,108       6,672       7,716       8,832
age 60*
-------------------------------------------------------------------
Female         N/A       5,388       5,880       6,900       8,112
age 60*
-------------------------------------------------------------------
Joint**
Male -- 60     N/A       4,716       5,028       5,544       5,928
Female -- 60
-------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

                    POLARIS PROTECTOR BASE INCOME PROTECTOR

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of optional Base Income Protector at contract issue.

--------------------------------------------------------------------------------------------
                     ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
  IF AT ISSUE                   10         11         12         15         19         20
    YOU ARE        1 - 9     (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)   (AGE 80)
--------------------------------------------------------------------------------------------
Male                   N/A      6,672      6,864      7,080      7,716      8,616      8,832
age 60*
--------------------------------------------------------------------------------------------
Female                 N/A      5,880      6,060      6,252      6,900      7,860      8,112
age 60*
--------------------------------------------------------------------------------------------
Joint**
Male -- 60             N/A      5,028      5,136      5,244      5,544      5,868      5,928
Female -- 60
--------------------------------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

                    POLARIS PROTECTOR INCOME PROTECTOR PLUS

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of the optional 6% Income Protector Plus at contract issue.

--------------------------------------------------------------------------------------------
                     ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
  IF AT ISSUE                   10         11         12         15         19         20
    YOU ARE        1 - 9     (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)   (AGE 80)
--------------------------------------------------------------------------------------------
Male                   N/A     12,529     13,645     14,874     19,240     26,976     29,288
age 60*
--------------------------------------------------------------------------------------------
Female                 N/A     11,110     12,119     13,232     17,284     24,725     26,978
age 60*
--------------------------------------------------------------------------------------------
Male, Age 60           N/A      9,563     10,342     11,156     14,005     18,626     19,936
Female, Age 60**
--------------------------------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX F - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                       0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                              0%          3.50%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                     1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                             0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

 * On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Protector/Platinum Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ------------------------------ Signed: ---------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT


     (PORTION RELATING TO THE POLARIS PLATINUM/PROTECTOR VARIABLE ANNUITY)










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated September 30, 2002, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                               September 30, 2002

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................   12

Annuity Unit Values..............................................   12

Death Benefit Options for Contracts Issued Before
  October 24, 2001...............................................   13

Taxes............................................................   19

Distribution of Contracts........................................   23

Financial Statements.............................................   23


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------


     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options, Fixed Advantage 7 account and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.


     In addition, the separate account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.



     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, American Funds Insurance Series, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Van Kampen Life Investment Trust and WM Variable Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 or 0.25% for Class 3 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. The inception for Class 3 of the Anchor Series and SunAmerica Series Trusts is September 30, 2002. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying the Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     For Class 2 contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were -0.37% and -0.37%, respectively. For Class 2 contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were 1.65% and 1.63%, respectively. For Class 3 contracts without the Principal Rewards program, the annualized current yield and the effective yield for the Cash Management portfolio for the 7-day period ending December 31, 2001 were -0.47% and -0.47%, respectively. For Class 3 contracts with the Principal Rewards program, the annualized current yield and the effective yield for the Cash Management portfolio for the 7-day period ending December 31, 2001 were 1.53% and 1.54%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.
     These rates of return do not reflect election of the optional Capital Protector, EstatePlus and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                               POLARIS PLATINUM I
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                            (RETURN AFTER REDEMPTION)


                                       VARIABLE                                      SINCE
                                      PORTFOLIO                                     VARIABLE
                                      INCEPTION                                    PORTFOLIO
VARIABLE PORTFOLIO                      DATE         1 YEAR        5 YEAR          INCEPTION
                                      ---------      ------        ------        ---------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                   02/12/93      -21.40%        13.56%           14.67%
GOV'T & QUALITY BOND                   02/22/93       -1.85%         4.55%            4.80%
NATURAL RESOURCES                      10/31/94       -9.91%         2.22%            4.81%
GROWTH                                 02/19/93      -21.88%        10.65%           11.89%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                      06/03/96      -40.62%         4.71%            5.17%
ALLIANCE GROWTH                        02/09/93      -22.69%        10.79%           14.19%
BLUE CHIP GROWTH                       07/10/00      -29.44%          N/A           -29.99%
CORPORATE BOND                         07/01/93       -1.15%         2.99%            3.85%
DAVIS VENTURE VALUE                    10/28/94      -20.12%         9.19%           14.31%
DOGS OF WALL STREET                    04/01/98       -0.79%          N/A            -2.47%
EMERGING MARKETS                       06/02/97      -10.70%          N/A           -10.75%
FEDERATED VALUE                        06/03/96      -11.13%         8.15%            8.81%
FOREIGN VALUE*                           N/A           N/A            N/A              N/A
GLOBAL BOND                            07/01/93       -3.80%         4.29%            5.27%
GLOBAL EQUITIES                        02/09/93      -26.85%         2.17%            6.36%
GOLDMAN SACHS RESEARCH                 07/05/00      -34.06%          N/A           -25.99%
GROWTH-INCOME                          02/09/93      -24.79%         9.62%           11.68%
GROWTH OPPORTUNITIES                   07/06/00      -42.21%          N/A           -37.37%
HIGH-YIELD BOND                        02/09/93      -13.13%        -2.11%            2.38%
INTERNAT'L DIVERSIFIED EQUITIES        10/28/94      -32.74%        -3.14%           -0.09%
INTERNAT'L GROWTH AND INCOME           06/02/97      -31.04%          N/A             0.54%
MARSICO GROWTH                         12/29/00      -22.28%          N/A           -22.18%
MFS GROWTH AND INCOME                  02/09/93      -24.81%         4.76%            7.51%
MFS MID-CAP GROWTH                     04/01/99      -31.45%          N/A             9.44%
MFS TOTAL RETURN                       10/28/94       -8.20%         8.77%           10.91%
PUTNAM GROWTH                          02/09/93      -33.04%         5.16%            7.42%
REAL ESTATE                            06/02/97       -2.72%          N/A             1.73%
SMALL & MID CAP VALUE*                   N/A           N/A            N/A              N/A
SUNAMERICA BALANCED                    06/03/96      -22.03%         5.78%            7.07%
TECHNOLOGY                             07/05/00      -56.65%          N/A           -59.60%
TELECOM UTILITY                        06/03/96      -22.56%         0.21%            1.87%
WORLDWIDE HIGH INCOME                  10/28/94      -12.01%        -1.19%            4.85%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES FUND GROWTH
  AND INCOME**                           N/A            N/A           N/A              N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIFE COMSTOCK, CLASS II
  SHARES                               10/15/01         N/A           N/A              N/A
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                      10/15/01         N/A           N/A              N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                      10/15/01         N/A           N/A              N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                               07/09/01       -8.47%          N/A            -7.54%
CONSERVATIVE GROWTH                    07/09/01      -12.55%          N/A            -9.95%
STRATEGIC GROWTH                       07/09/01      -14.88%          N/A           -11.54%


 * Not available for sale in the separate account until August 1, 2002.



** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PLATINUM I
                   HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                           (RETURN AFTER REDEMPTION)


                                   TRUST
                                  PORTFOLIO
                                  INCEPTION                                                  SINCE
VARIABLE PORTFOLIO                  DATE         1 YEAR        5 YEAR        10 YEAR     TRUST INCEPTION
                                  ---------      ------        ------        -------     ---------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION               03/23/87      -21.40%       13.56%        15.98%          13.61%
GOV'T & QUALITY BOND               09/05/84       -1.85%        4.55%         5.18%           7.31%
NATURAL RESOURCES                  01/04/88       -9.91%        2.22%         7.30%           5.75%
GROWTH                             09/05/84      -21.88%       10.65%        10.41%          11.81%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                  06/03/96      -40.62%        4.71%           N/A           5.17%
ALLIANCE GROWTH                    02/09/93      -22.69%       10.79%           N/A          14.19%
BLUE CHIP GROWTH                   07/05/00      -29.44%          N/A           N/A         -29.17%
CORPORATE BOND                     07/01/93       -1.15%        2.99%           N/A           3.85%
DAVIS VENTURE VALUE                10/28/94      -20.12%        9.19%           N/A          14.31%
DOGS OF WALL STREET                04/01/98       -0.79%          N/A           N/A          -2.47%
EMERGING MARKETS                   06/02/97      -10.70%          N/A           N/A         -10.75%
FEDERATED VALUE                    06/03/96      -11.13%        8.15%           N/A           8.81%
FOREIGN VALUE*                       N/A           N/A           N/A            N/A            N/A
GLOBAL BOND                        07/01/93       -3.80%        4.29%           N/A           5.27%
GLOBAL EQUITIES                    02/09/93      -26.85%        2.17%           N/A           6.36%
GOLDMAN SACHS RESEARCH             07/05/00      -34.06%          N/A           N/A         -25.99%
GROWTH-INCOME                      02/09/93      -24.79%        9.62%           N/A          11.68%
GROWTH OPPORTUNITIES               07/05/00      -42.21%          N/A           N/A         -37.44%
HIGH-YIELD BOND                    02/09/93      -13.13%       -2.11%           N/A           2.38%
INTERNAT'L DIVERSIFIED EQUITIES    10/28/94      -32.74%       -3.14%           N/A          -0.09%
INTERNAT'L GROWTH AND INCOME       06/02/97      -31.04%          N/A           N/A           0.54%
MARSICO GROWTH                     12/29/00      -22.28%          N/A           N/A         -22.18%
MFS GROWTH AND INCOME              02/09/93      -24.81%        4.76%           N/A           7.51%
MFS MID-CAP GROWTH                 04/01/99      -31.45%          N/A           N/A           9.44%
MFS TOTAL RETURN                   10/28/94       -8.20%        8.77%           N/A          10.91%
PUTNAM GROWTH                      02/09/93      -33.04%        5.16%           N/A           7.42%
REAL ESTATE                        06/02/97       -2.72%          N/A           N/A           1.73%
SMALL & MID CAP VALUE*               N/A             N/A          N/A           N/A             N/A
SUNAMERICA BALANCED                06/03/96      -22.03%        5.78%           N/A           7.07%
TECHNOLOGY                         07/05/00      -56.65%          N/A           N/A         -59.60%
TELECOM UTILITY                    06/03/96      -22.56%        0.21%           N/A           1.87%
WORLDWIDE HIGH INCOME              10/28/94      -12.01%       -1.19%           N/A           4.85%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME                       12/11/89      -13.30%      -10.48%        12.62%          12.55%

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK, CLASS II
  SHARES                           04/30/99      -11.41%          N/A           N/A           2.94%
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                  07/03/95      -40.41%        13.48%          N/A          15.44%
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                  12/23/96      -14.63%        11.13%          N/A          11.13%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                           06/03/97       -8.47%          N/A           N/A           8.24%
CONSERVATIVE GROWTH                06/03/97      -12.55%          N/A           N/A           9.25%
STRATEGIC GROWTH                   06/03/97      -14.88%          N/A           N/A          11.60%


* Not available for sale in the separate account until August 1, 2002.

                               POLARIS PLATINUM I
                 CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                               (WITH REDEMPTION)



                                   VARIABLE                              SINCE
                                   PORTFOLIO                            VARIABLE
VARIABLE PORTFOLIO                 INCEPTION                            PORTFOLIO
                                     DATE         1 YEAR     5 YEAR     INCEPTION
                                   ---------      -------    --------   ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                02/12/93      -21.12%     13.46%      14.49%
GOV'T & QUALITY BOND                02/22/93       -1.95%      4.62%       4.72%
NATURAL RESOURCES                   10/31/94       -9.85%      2.35%       4.83%
GROWTH                              02/19/93      -21.59%     10.60%      11.73%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                   06/03/96      -39.96%      4.77%       5.21%
ALLIANCE GROWTH                     02/09/93      -22.38%     10.74%      14.02%
BLUE CHIP GROWTH                    07/10/00      -29.00%       N/A      -28.66%
CORPORATE BOND                      07/01/93       -1.26%      3.10%       3.79%
DAVIS VENTURE VALUE                 10/28/94      -19.86%      9.16%      14.18%
DOGS OF WALL STREET                 04/01/98       -0.92%       N/A       -2.17%
EMERGING MARKETS                    06/02/97      -10.64%       N/A      -10.20%
FEDERATED VALUE                     06/03/96      -11.05%      8.15%       8.78%
FOREIGN VALUE*                        N/A            N/A        N/A         N/A
GLOBAL BOND                         07/01/93       -3.86%      4.37%       5.18%
GLOBAL EQUITIES                     02/09/93      -26.46%      2.30%       6.26%
GOLDMAN SACHS RESEARCH              07/05/00      -33.53%       N/A      -24.77%
GROWTH-INCOME                       02/09/93      -24.45%      9.58%      11.52%
GROWTH OPPORTUNITIES                07/06/00      -41.52%       N/A      -35.82%
HIGH-YIELD BOND                     02/09/93      -13.02%     -1.87%       2.33%
INTERNAT'L DIVERSIFIED EQUITIES     10/28/94      -32.24%     -2.87%       0.04%
INTERNAT'L GROWTH AND INCOME        06/02/97      -30.57%       N/A        0.72%
MARSICO GROWTH                      12/29/00      -21.98%       N/A      -20.89%
MFS GROWTH AND INCOME               02/09/93      -24.46%      4.82%       7.40%
MFS MID-CAP GROWTH                  04/01/99      -30.97%       N/A        9.54%
MFS TOTAL RETURN                    10/28/94       -8.18%      8.75%      10.82%
PUTNAM GROWTH                       02/09/93      -32.54%      5.22%       7.31%
REAL ESTATE                         06/02/97       -2.81%       N/A        1.89%
SMALL & MID CAP VALUE*                N/A            N/A        N/A         N/A
SUNAMERICA BALANCED                 06/03/96      -21.73%      5.82%       7.07%
TECHNOLOGY                          07/05/00      -55.68%       N/A      -57.22%
TELECOM UTILITY                     06/03/96      -22.26%      0.39%       1.98%
WORLDWIDE HIGH INCOME               10/28/94      -11.91%     -0.97%       4.87%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME**                        N/A            N/A        N/A         N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK,
  Class II Shares                   10/15/01         N/A        N/A         N/A
VAN KAMPEN LIT EMERGING GROWTH,
  Class II Shares                   10/15/01         N/A        N/A         N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  Class II Shares                   10/15/01         N/A        N/A         N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                            07/09/01       -8.45%       N/A       -7.53%
CONSERVATIVE GROWTH                 07/09/01      -12.45%       N/A       -9.89%
STRATEGIC GROWTH                    07/09/01      -14.73%       N/A      -11.45%



 * Not available for sale in the separate account until August 1, 2002. ** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PLATINUM I
                 CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                              (WITHOUT REDEMPTION)



                                   VARIABLE                               SINCE
                                   PORTFOLIO                             VARIABLE
VARIABLE PORTFOLIO                 INCEPTION                             PORTFOLIO
                                     DATE         1 YEAR      5 YEAR     INCEPTION
                                   ---------      -------     ------     ----------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                02/12/93      -14.12%     13.82%       14.49%
GOV'T & QUALITY BOND                02/22/93        5.05%      5.12%        4.72%
NATURAL RESOURCES                   10/31/94       -2.85%      2.89%        4.83%
GROWTH                              02/19/93      -14.59%     11.00%       11.73%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                   06/03/96      -32.96%      5.27%        5.49%
ALLIANCE GROWTH                     02/09/93      -15.38%     11.14%       14.02%
BLUE CHIP GROWTH                    07/10/00      -22.00%       N/A       -23.96%
CORPORATE BOND                      07/01/93        5.74%      3.62%        3.79%
DAVIS VENTURE VALUE                 10/28/94      -12.86%      9.58%       14.18%
DOGS OF WALL STREET                 04/01/98        6.08%       N/A        -1.05%
EMERGING MARKETS                    06/02/97       -3.64%       N/A        -9.25%
FEDERATED VALUE                     06/03/96       -4.05%      8.58%        9.02%
FOREIGN VALUE*                        N/A            N/A        N/A         N/A
GLOBAL BOND                         07/01/93        3.14%      4.87%        5.18%
GLOBAL EQUITIES                     02/09/93      -19.46%      2.84%        6.26%
GOLDMAN SACHS RESEARCH              07/05/00      -26.53%       N/A       -20.21%
GROWTH-INCOME                       02/09/93      -17.45%     10.00%       11.52%
GROWTH OPPORTUNITIES                07/06/00      -34.52%       N/A       -30.91%
HIGH-YIELD BOND                     02/09/93       -6.02%     -1.23%        2.33%
INTERNAT'L DIVERSIFIED EQUITIES     10/28/94      -25.24%     -2.21%        0.04%
INTERNAT'L GROWTH AND INCOME        06/02/97      -23.57%       N/A         1.35%
MARSICO GROWTH                      12/29/00      -14.98%       N/A       -14.91%
MFS GROWTH AND INCOME               02/09/93      -17.46%      5.31%        7.40%
MFS MID-CAP GROWTH                  04/01/99      -23.97%       N/A        11.07%
MFS TOTAL RETURN                    10/28/94       -1.18%      9.18%       10.82%
PUTNAM GROWTH                       02/09/93      -25.54%      5.70%        7.31%
REAL ESTATE                         06/02/97        4.19%       N/A         2.49%
SMALL & MID CAP VALUE*                N/A            N/A        N/A          N/A
SUNAMERICA BALANCED                 06/03/96      -14.73%      6.30%        7.33%
TECHNOLOGY                          07/05/00      -48.68%       N/A       -51.31%
TELECOM UTILITY                     06/03/96      -15.26%      0.97%        2.31%
WORLDWIDE HIGH INCOME               10/28/94       -4.91%     -0.35%        4.87%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME**                        N/A           N/A         N/A          N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK,
  Class II Shares                   10/15/01        N/A         N/A          N/A
VAN KAMPEN LIT EMERGING GROWTH,
  Class II Shares                   10/15/01        N/A         N/A          N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  Class II Shares                   10/15/01        N/A         N/A          N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                            07/09/01       -1.45%       N/A        -0.53%
CONSERVATIVE GROWTH                 07/09/01       -5.45%       N/A        -2.89%
STRATEGIC GROWTH                    07/09/01       -7.73%       N/A        -4.45%



* Not available for sale in the separate account until August 1, 2002. ** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PLATINUM I
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                            (WITH/WITHOUT REDEMPTION)



                                    TRUST                                                                             SINCE TRUST
                                  PORTFOLIO            1 YEAR                5 YEAR               10 YEAR              INCEPTION
                                  INCEPTION      ------------------     -----------------    -----------------     -----------------
VARIABLE PORTFOLIO                  DATE          WITH     WITHOUT       WITH    WITHOUT      WITH    WITHOUT       WITH    WITHOUT
                                  ---------      ------    --------     ------   --------    ------   --------     ------   --------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION               03/23/87      -21.12%    -14.12%     13.46%    13.82%     15.75%     15.75%     13.46%    13.46%
GOV'T & QUALITY BOND               09/05/84       -1.95%      5.05%      4.62%     5.12%      4.97%      4.97%      7.18%     7.18%
NATURAL RESOURCES                  01/04/88       -9.85%     -2.85%      2.35%     2.89%      7.08%      7.08%      5.60%     5.60%
GROWTH                             09/05/84      -21.59%    -14.59%     10.60%    11.00%     10.19%     10.19%     11.68%    11.68%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                  06/03/96      -39.96%    -32.96%      4.77%     5.27%        N/A        N/A      5.21%     5.49%
ALLIANCE GROWTH                    02/09/93      -22.38%    -15.38%     10.74%    11.14%        N/A        N/A     14.02%    14.02%
BLUE CHIP GROWTH                   07/05/00      -29.00%    -22.00%        N/A       N/A        N/A        N/A    -27.87%   -23.21%
CORPORATE BOND                     07/01/93       -1.26%      5.74%      3.10%     3.62%        N/A        N/A      3.79%     3.79%
DAVIS VENTURE VALUE                10/28/94      -19.86%    -12.86%      9.16%     9.58%        N/A        N/A     14.18%    14.18%
DOGS OF WALL STREET                04/01/98       -0.92%      6.08%        N/A       N/A        N/A        N/A     -2.17%    -1.05%
EMERGING MARKETS                   06/02/97      -10.64%     -3.64%        N/A       N/A        N/A        N/A    -10.20%    -9.25%
FEDERATED VALUE                    06/03/96      -11.05%     -4.05%      8.15%     8.58%        N/A        N/A      8.78%     9.02%
FOREIGN VALUE*                        N/A           N/A        N/A        N/A        N/A        N/A        N/A       N/A       N/A
GLOBAL BOND                        07/01/93       -3.86%      3.14%      4.37%     4.87%        N/A        N/A      5.18%     5.18%
GLOBAL EQUITIES                    02/09/93      -26.46%    -19.46%      2.30%     2.84%        N/A        N/A      6.26%     6.26%
GOLDMAN SACHS RESEARCH             07/05/00      -33.53%    -26.53%        N/A       N/A        N/A        N/A    -24.77%   -20.21%
GROWTH-INCOME                      02/09/93      -24.45%    -17.45%      9.58%    10.00%        N/A        N/A     11.52%    11.52%
GROWTH OPPORTUNITIES               07/05/00      -41.52%    -34.52%        N/A       N/A        N/A        N/A    -35.89%   -30.98%
HIGH-YIELD BOND                    02/09/93      -13.02%     -6.02%     -1.87%    -1.23%        N/A        N/A      2.33%     2.33%
INTERNAT'L DIVERSIFIED EQUITIES    10/28/94      -32.24%    -25.24%     -2.87%    -2.21%        N/A        N/A      0.04%     0.04%
INTERNAT'L GROWTH AND INCOME       06/02/97      -30.57%    -23.57%        N/A       N/A        N/A        N/A      0.72%     1.35%
MARSICO GROWTH                     12/29/00      -21.98%    -14.98%        N/A       N/A        N/A        N/A    -20.89%   -14.91%
MFS GROWTH AND INCOME              02/09/93      -24.46%    -17.46%      4.82%     5.31%        N/A        N/A      7.40%     7.40%
MFS MID-CAP GROWTH                 04/01/99      -30.97%    -23.97%        N/A       N/A        N/A        N/A      9.54%    11.07%
MFS TOTAL RETURN                   10/28/94       -8.18%     -1.18%      8.75%     9.18%        N/A        N/A     10.82%    10.82%
PUTNAM GROWTH                      02/09/93      -32.54%    -25.54%      5.22%     5.70%        N/A        N/A      7.31%     7.31%
REAL ESTATE                        06/02/97       -2.81%      4.19%        N/A       N/A        N/A        N/A      1.89%     2.49%
SMALL & MID CAP VALUE*                N/A           N/A        N/A        N/A        N/A        N/A        N/A       N/A       N/A
SUNAMERICA BALANCED                06/03/96      -21.73%    -14.73%      5.82%     6.30%        N/A        N/A      7.07%     7.33%
TECHNOLOGY                         07/05/00      -55.68%    -48.68%        N/A       N/A        N/A        N/A    -57.22%   -51.31%
TELECOM UTILITY                    06/03/96      -22.26%    -15.26%      0.39%     0.97%        N/A        N/A      1.98%     2.31%
WORLDWIDE HIGH INCOME              10/28/94      -11.91%     -4.91%     -0.97%    -0.35%        N/A        N/A      4.87%     4.87%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME                       12/11/89      -15.13%     -8.13%     10.04%    10.45%     12.39%     12.39%     12.36%    12.36%

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK,
  Class II Shares                  04/30/99      -11.33%     -4.33%        N/A       N/A        N/A        N/A      3.20%     4.95%
VAN KAMPEN LIT EMERGING GROWTH,
  Class II Shares                  07/03/95      -39.76%    -32.76%     13.38%    13.74%        N/A        N/A     15.29%    15.37%
VAN KAMPEN LIT GROWTH AND INCOME,
  Class II Shares                  12/23/96      -14.48%     -7.48%     11.07%    11.46%        N/A        N/A     11.07%    11.33%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                           06/03/97       -8.45%     -1.45%        N/A       N/A        N/A        N/A      8.25%     8.74%
CONSERVATIVE GROWTH                06/03/97      -12.45%     -5.45%        N/A       N/A        N/A        N/A      9.24%     9.72%
STRATEGIC GROWTH                   06/03/97      -14.73%     -7.73%        N/A       N/A        N/A        N/A     11.55%    11.99%



* Not available for sale in the separate account until August 1, 2002.

        POLARIS PLATINUM II CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                            (RETURN WITH REDEMPTION)

                                         VARIABLE                                  VARIABLE
                                        PORTFOLIO                                  PORTFOLIO
                                        INCEPTION                                   SINCE
VARIABLE PORTFOLIO                        DATE          1 YEAR         5 YEAR      INCEPTION
------------------                        ----          ------         ------      ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     02/12/93       -21.49%         13.44%        14.56%
GOVERNMENT AND QUALITY BOND              02/22/93        -1.96%          4.44%         4.69%
GROWTH                                   02/19/93       -21.97%         10.54%        11.77%
NATURAL RESOURCES                        10/31/94       -10.01%          2.11%         4.70%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                        06/03/96       -40.69%          4.59%         5.06%
ALLIANCE GROWTH                          02/09/93       -22.77%         10.68%        14.08%
BLUE CHIP GROWTH                         07/10/00       -29.52%           N/A        -30.07%
CORPORATE BOND                           07/01/93        -1.26%          2.88%         3.75%
DAVIS VENTURE VALUE                      10/28/94       -20.21%          9.07%        14.19%
DOGS OF WALL STREET                      04/01/98        -0.90%           N/A         -2.58%
EMERGING MARKETS                         06/02/97       -10.80%           N/A        -10.85%
FEDERATED VALUE                          06/03/96       -11.23%          8.04%         8.70%
FOREIGN VALUE (1)                             N/A          N/A            N/A           N/A
GLOBAL BOND                              07/01/93        -3.91%          4.18%         5.16%
GLOBAL EQUITIES                          02/09/93       -26.94%          2.06%         6.25%
GROWTH-INCOME                            02/09/93       -24.88%          9.50%        11.56%
GROWTH OPPORTUNITIES                     07/06/00       -42.28%           N/A        -37.44%
HIGH-YIELD BOND                          02/09/93       -13.23%         -2.21%         2.27%
INTERNATIONALL DIVERSIFIED EQUITIES      10/28/94       -32.82%         -3.25%        -0.20%
INTERNATIONAL GROWTH AND INCOME          06/02/97       -31.12%           N/A          0.43%
MARSICO GROWTH                           12/29/00       -22.36%           N/A        -22.27%
MFS GROWTH AND INCOME                    02/09/93       -24.89%          4.64%         7.40%
MFS MID-CAP GROWTH                       04/01/99       -31.53%           N/A          9.32%
MFS TOTAL RETURN                         10/28/94        -8.30%          8.65%        10.80%
PUTNAM GROWTH                            02/09/93       -33.12%          5.05%         7.31%
REAL ESTATE                              06/02/97        -2.83%           N/A          1.62%
SMALL & MID-CAP VALUE (1)                     N/A          N/A            N/A           N/A
SUNAMERICA BALANCED                      06/03/96       -22.11%          5.67%         6.95%
TECHNOLOGY                               07/05/00       -56.71%           N/A        -59.66%

LORD ABBETT SERIES FUND, INC
GROWTH AND INCOME (2)                         N/A          N/A            N/A           N/A

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                  10/15/01          N/A            N/A           N/A
VAN KAMPEN LIT EMERGING GROWTH           10/15/01          N/A            N/A           N/A
VAN KAMPEN LIT GROWTH AND INCOME         10/15/01          N/A            N/A           N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                 07/09/01        -8.72%           N/A         -7.77%
CONSERVATIVE GROWTH                      07/09/01       -12.77%           N/A        -10.18%
STRATEGIC GROWTH                         07/09/01       -15.09%           N/A        -11.76%

AMERICAN FUNDS INSURANCE SERIES
GLOBAL GROWTH (3)                             N/A          N/A            N/A           N/A
GROWTH (3)                                    N/A          N/A            N/A           N/A
GROWTH-INCOME (3)                             N/A          N/A            N/A           N/A

(1)  Not available for sale in the separate account until August 1, 2002.

(2)  Not available for sale in the separate account until May 1, 2002.

(3)  Not available for sale in the separate account until September 30, 2002.

      POLARIS PLATINUM II CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                           (RETURN WITHOUT REDEMPTION)



                                         VARIABLE                                  VARIABLE
                                        PORTFOLIO                                  PORTFOLIO
                                        INCEPTION                                   SINCE
VARIABLE PORTFOLIO                        DATE          1 YEAR         5 YEAR      INCEPTION
------------------                        ----          ------         ------      ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     02/12/93       -14.21%         13.70%        14.38%
GOVERNMENT AND QUALITY BOND              02/22/93         4.94%          5.01%         4.61%
GROWTH                                   02/19/93       -14.67%         10.89%        11.62%
NATURAL RESOURCES                        10/31/94        -2.95%          2.78%         4.72%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                        06/03/96       -33.03%          5.16%         5.39%
ALLIANCE GROWTH                          02/09/93       -15.47%         11.02%        13.90%
BLUE CHIP GROWTH                         07/10/00       -22.08%           N/A        -24.04%
CORPORATE BOND                           07/01/93         5.63%          3.52%         3.68%
DAVIS VENTURE VALUE                      10/28/94       -12.95%          9.47%        14.06%
DOGS OF WALL STREET                      04/01/98         5.98%           N/A         -1.15%
EMERGING MARKETS                         06/02/97        -3.73%           N/A         -9.34%
FEDERATED VALUE                          06/03/96        -4.15%          8.47%         8.91%
FOREIGN VALUE (1)                             N/A          N/A            N/A           N/A
GLOBAL BOND                              07/01/93         3.03%          4.76%         5.07%
GLOBAL EQUITIES                          02/09/93       -19.55%          2.74%         6.15%
GROWTH-INCOME                            02/09/93       -17.53%          9.89%        11.41%
GROWTH OPPORTUNITIES                     07/06/00       -34.59%           N/A        -30.98%
HIGH-YIELD BOND                          02/09/93        -6.11%         -1.33%         2.23%
INTERNATIONAL DIVERSIFIED EQUITIES       10/28/94       -25.32%         -2.31%        -0.06%
INTERNATIONAL GROWTH AND INCOME          06/02/97       -23.65%           N/A          1.25%
MARSICO GROWTH                           12/29/00       -15.07%           N/A        -15.00%
MFS GROWTH AND INCOME                    02/09/93       -17.54%          5.21%         7.29%
MFS MID-CAP GROWTH                       04/01/99       -24.05%           N/A         10.96%
MFS TOTAL RETURN                         10/28/94        -1.28%          9.07%        10.71%
PUTNAM GROWTH                            02/09/93       -25.61%          5.59%         7.20%
REAL ESTATE                              06/02/97         4.09%           N/A          2.39%
SMALL & MID-CAP VALUE (1)                     N/A          N/A            N/A           N/A
SUNAMERICA BALANCED                      06/03/96       -14.82%          6.19%         7.22%
TECHNOLOGY                               07/05/00       -48.74%           N/A        -51.36%

LORD ABBETT SERIES FUND, INC
GROWTH AND INCOME (2)                         N/A           N/A           N/A           N/A

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                  10/15/01          N/A            N/A           N/A
VAN KAMPEN LIT EMERGING GROWTH           10/15/01          N/A            N/A           N/A
VAN KAMPEN LIT GROWTH AND INCOME         10/15/01          N/A            N/A           N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                 07/09/01        -1.70%           N/A         -0.78%
CONSERVATIVE GROWTH                      07/09/01        -5.69%           N/A         -3.13%
STRATEGIC GROWTH                         07/09/01        -7.96%           N/A         -4.69%

AMERICAN FUNDS INSURANCE SERIES
GLOBAL GROWTH (3)                             N/A          N/A            N/A           N/A
GROWTH (3)                                    N/A          N/A            N/A           N/A
GROWTH-INCOME (3)                             N/A          N/A            N/A           N/A



(1)  Not available for sale in the separate account until August 1, 2002.



(2)  Not available for sale in the separate account until May 1, 2002.



(3)  Not available for sale in the separate account until September 30, 2002.

      POLARIS PLATINUM II CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                            (RETURN WITH REDEMPTION)




                                         VARIABLE                                  VARIABLE
                                        PORTFOLIO                                  PORTFOLIO
                                        INCEPTION                                   SINCE
VARIABLE PORTFOLIO                        DATE          1 YEAR         5 YEAR      INCEPTION
------------------                        ----          ------         ------      ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     02/12/93       -21.21%         13.34%        14.38%
GOVERNMENT AND QUALITY BOND              02/22/93        -2.06%          4.51%         4.61%
GROWTH                                   02/19/93       -21.67%         10.49%        11.62%
NATURAL RESOURCES                        10/31/94        -9.95%          2.24%         4.72%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                        06/03/96       -40.03%          4.66%         5.10%
ALLIANCE GROWTH                          02/09/93       -22.47%         10.62%        13.90%
BLUE CHIP GROWTH                         07/10/00       -29.08%           N/A        -28.74%
CORPORATE BOND                           07/01/93        -1.37%          2.99%         3.68%
DAVIS VENTURE VALUE                      10/28/94       -19.95%          9.05%        14.06%
DOGS OF WALL STREET                      04/01/98        -1.02%           N/A         -2.27%
EMERGING MARKETS                         06/02/97       -10.73%           N/A        -10.29%
FEDERATED VALUE                          06/03/96       -11.15%          8.04%         8.67%
FOREIGN VALUE (1)                             N/A          N/A            N/A           N/A
GLOBAL BOND                              07/01/93        -3.97%          4.26%         5.07%
GLOBAL EQUITIES                          02/09/93       -26.55%          2.19%         6.15%
GROWTH-INCOME                            02/09/93       -24.53%          9.47%        11.41%
GROWTH OPPORTUNITIES                     07/06/00       -41.59%           N/A        -35.90%
HIGH-YIELD BOND                          02/09/93       -13.11%         -1.97%         2.23%
INTERNATIONAL DIVERSIFIED EQUITIES       10/28/94       -32.32%         -2.97%        -0.06%
INTERNATIONAL GROWTH AND INCOME          06/02/97       -30.65%           N/A          0.62%
MARSICO GROWTH                           12/29/00       -22.07%           N/A        -20.98%
MFS GROWTH AND INCOME                    02/09/93       -24.54%          4.71%         7.29%
MFS MID-CAP GROWTH                       04/01/99       -31.05%           N/A          9.43%
MFS TOTAL RETURN                         10/28/94        -8.28%          8.64%        10.71%
PUTNAM GROWTH                            02/09/93       -32.61%          5.11%         7.20%
REAL ESTATE                              06/02/97        -2.91%           N/A          1.78%
SMALL & MID-CAP VALUE (1)                     N/A          N/A            N/A           N/A
SUNAMERICA BALANCED                      06/03/96       -21.82%          5.71%         6.96%
TECHNOLOGY                               07/05/00       -55.74%           N/A        -57.27%

LORD ABBETT SERIES FUND, INC
GROWTH AND INCOME (2)                         N/A          N/A            N/A           N/A

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                  10/15/01           N/A           N/A           N/A
VAN KAMPEN LIT EMERGING GROWTH           10/15/01           N/A           N/A           N/A
VAN KAMPEN LIT GROWTH AND INCOME         10/15/01           N/A           N/A           N/A

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                 07/09/01        -8.68%           N/A         -7.76%
CONSERVATIVE GROWTH                      07/09/01       -12.67%           N/A        -10.12%
STRATEGIC GROWTH                         07/09/01       -14.94%           N/A        -11.67%

AMERICAN FUNDS INSURANCE SERIES
GLOBAL GROWTH (3)                             N/A           N/A           N/A           N/A
GROWTH (3)                                    N/A           N/A           N/A           N/A
GROWTH-INCOME (3)                             N/A           N/A           N/A           N/A



(1)  Not available for sale in the separate account until August 1, 2002.



(2)  Not available for sale in the separate account until May 1, 2002.



(3)  Not available for sale in the separate account until September 30, 2002.

        POLARIS PLATINUM II CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                            (RETURN WITH REDEMPTION)



                                          TRUST                                                      TRUST
                                        PORTFOLIO                                                    SINCE
VARIABLE PORTFOLIO                      INCEPTION       1 YEAR         5 YEAR        10 YEAR       INCEPTION
------------------                      ---------       ------         ------        -------       ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     03/23/87       -21.49%         13.44%         15.86%         13.49%
GOVERNMENT AND QUALITY BOND              09/05/84        -1.96%          4.44%          5.07%          7.20%
GROWTH                                   09/05/84       -21.97%         10.54%         10.29%         11.69%
NATURAL RESOURCES                        01/04/88       -10.01%          2.11%          7.19%          5.64%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                        06/03/96       -40.69%          4.59%           N/A           5.06%
ALLIANCE GROWTH                          02/09/93       -22.77%         10.68%           N/A          14.08%
BLUE CHIP GROWTH                         07/05/00       -29.52%           N/A            N/A         -29.25%
CORPORATE BOND                           07/01/93        -1.26%          2.88%           N/A           3.75%
DAVIS VENTURE VALUE                      10/28/94       -20.21%          9.07%           N/A          14.19%
DOGS OF WALL STREET                      04/01/98        -0.90%           N/A            N/A          -2.58%
EMERGING MARKETS                         06/02/97       -10.80%           N/A            N/A         -10.85%
FEDERATED VALUE                          06/03/96       -11.23%          8.04%           N/A           8.70%
FOREIGN VALUE (1)                             N/A          N/A            N/A            N/A            N/A
GLOBAL BOND                              07/01/93        -3.91%          4.18%           N/A           5.16%
GLOBAL EQUITIES                          02/09/93       -26.94%          2.06%           N/A           6.25%
GROWTH-INCOME                            02/09/93       -24.88%          9.50%           N/A          11.56%
GROWTH OPPORTUNITIES                     07/05/00       -42.28%           N/A            N/A         -37.52%
HIGH-YIELD BOND                          02/09/93       -13.23%         -2.21%           N/A           2.27%
INTERNATIONAL DIVERSIFIED EQUITIES       10/28/94       -32.82%         -3.25%           N/A          -0.20%
INTERNATIONAL GROWTH AND INCOME          06/02/97       -31.12%           N/A            N/A           0.43%
MARSICO GROWTH                           12/29/00       -22.36%           N/A            N/A         -22.27%
MFS GROWTH AND INCOME                    02/09/93       -24.89%          4.64%           N/A           7.40%
MFS MID-CAP GROWTH                       04/01/99       -31.53%           N/A            N/A           9.32%
MFS TOTAL RETURN                         10/28/94        -8.30%          8.65%           N/A          10.80%
PUTNAM GROWTH                            02/09/93       -33.12%          5.05%           N/A           7.31%
REAL ESTATE                              06/02/97        -2.83%           N/A            N/A           1.62%
SMALL & MID-CAP VALUE (1)                     N/A           N/A           N/A            N/A            N/A
SUNAMERICA BALANCED                      06/03/96       -22.11%          5.67%           N/A           6.95%
TECHNOLOGY                               07/05/00       -56.71%           N/A            N/A         -59.66%

LORD ABBETT SERIES FUND, INC
GROWTH AND INCOME (2)                    12/11/89       -13.30%         10.48%         12.62%         12.55%

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                  04/30/99       -11.41%           N/A            N/A           2.94%
VAN KAMPEN LIT EMERGING GROWTH           07/03/95       -40.41%         13.48%           N/A          15.44%
VAN KAMPEN LIT GROWTH AND INCOME         12/23/96       -14.63%         11.13%           N/A          11.13%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                 06/03/97        -8.72%           N/A            N/A           7.97%
CONSERVATIVE GROWTH                      06/03/97       -12.77%           N/A            N/A           8.98%
STRATEGIC GROWTH                         06/03/97       -15.09%           N/A            N/A          11.32%

AMERICAN FUNDS INSURANCE SERIES
GLOBAL GROWTH (3)                        04/30/97       -22.30%           N/A            N/A           9.85%
GROWTH (3)                               02/08/84       -26.28%         17.53%         15.57%         15.32%
GROWTH-INCOME (3)                        02/08/84        -5.33%         11.46%         12.60%         13.43%



(1)  Not available for sale in the separate account until August 1, 2002.



(2)  Not available for sale in the separate account until May 1, 2002.



(3)  Not available for sale in the separate account until September 30, 2002.

                               POLARIS PLATINUM II
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001
                        (RETURN WITH/WITHOUT REDEMPTION)



                                        TRUST
                                      PORTFOLIO        1 YEAR            5 YEAR           10 YEAR       SINCE INCEPTION
VARIABLE PORTFOLIO                    INCEPTION    WITH   WITHOUT    WITH   WITHOUT   WITH    WITHOUT    WITH   WITHOUT
------------------                    ---------    ----   -------    ----   -------   ----    -------    ----   -------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                   03/23/87  -21.21%  -14.21%   13.34%   13.70%   15.63%   15.63%   13.34%    13.34%
GOVERNMENT AND QUALITY BOND            09/05/84   -2.06%    4.94%    4.51%    5.01%    4.86%    4.86%    7.07%     7.07%
GROWTH                                 09/05/84  -21.67%  -14.67%   10.49%   10.89%   10.07%   10.07%   11.56%    11.56%
NATURAL RESOURCES                      01/04/88   -9.95%   -2.95%    2.24%    2.78%    6.97%    6.97%    5.49%     5.49%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                      06/03/96  -40.03%  -33.03%    4.66%    5.16%     N/A      N/A     5.10%     5.39%
ALLIANCE GROWTH                        02/09/93  -22.47%  -15.47%   10.62%   11.02%     N/A      N/A    13.90%    13.90%
BLUE CHIP GROWTH                       07/05/00  -29.08%  -22.08%     N/A      N/A      N/A      N/A   -27.95%   -23.29%
CORPORATE BOND                         07/01/93   -1.37%    5.63%    2.99%    3.52%     N/A      N/A     3.68%     3.68%
DAVIS VENTURE VALUE                    10/28/94  -19.95%  -12.95%    9.05%    9.47%     N/A      N/A    14.06%    14.06%
DOGS OF WALL STREET                    04/01/98   -1.02%    5.98%     N/A      N/A      N/A      N/A    -2.27%    -1.15%
EMERGING MARKETS                       06/02/97  -10.73%   -3.73%     N/A      N/A      N/A      N/A   -10.29%    -9.34%
FEDERATED VALUE                        06/03/96  -11.15%   -4.15%    8.04%    8.47%     N/A      N/A     8.67%     8.91%
FOREIGN VALUE (1)                           N/A     N/A      N/A      N/A      N/A      N/A      N/A      N/A       N/A
GLOBAL BOND                            07/01/93   -3.97%    3.03%    4.26%    4.76%     N/A      N/A     5.07%     5.07%
GLOBAL EQUITIES                        02/09/93  -26.55%  -19.55%    2.19%    2.74%     N/A      N/A     6.15%     6.15%
GROWTH-INCOME                          02/09/93  -24.53%  -17.53%    9.47%    9.89%     N/A      N/A    11.41%    11.41%
GROWTH OPPORTUNITIES                   07/05/00  -41.59%  -34.59%     N/A      N/A      N/A      N/A   -35.97%   -31.05%
HIGH-YIELD BOND                        02/09/93  -13.11%   -6.11%   -1.97%   -1.33%     N/A      N/A     2.23%     2.23%
INTERNATIONAL DIVERSIFIED EQUITIES     10/28/94  -32.32%  -25.32%   -2.97%   -2.31%     N/A      N/A    -0.06%    -0.06%
INTERNATIONAL GROWTH AND INCOME        06/02/97  -30.65%  -23.65%     N/A      N/A      N/A      N/A     0.62%     1.25%
MARSICO GROWTH                         12/29/00  -22.07%  -15.07%     N/A      N/A      N/A      N/A   -20.98%   -15.00%
MFS GROWTH AND INCOME                  02/09/93  -24.54%  -17.54%    4.71%    5.21%     N/A      N/A     7.29%     7.29%
MFS MID-CAP GROWTH                     04/01/99  -31.05%  -24.05%     N/A      N/A      N/A      N/A     9.43%    10.96%
MFS TOTAL RETURN                       10/28/94   -8.28%   -1.28%    8.64%    9.07%     N/A      N/A    10.71%    10.71%
PUTNAM GROWTH                          02/09/93  -32.61%  -25.61%    5.11%    5.59%     N/A      N/A     7.20%     7.20%
REAL ESTATE                            06/02/97   -2.91%    4.09%     N/A      N/A      N/A      N/A     1.78%     2.39%
SMALL & MID-CAP VALUE (1)                   N/A     N/A      N/A      N/A      N/A      N/A      N/A      N/A       N/A
SUNAMERICA BALANCED                    06/03/96  -21.82%  -14.82%    5.71%    6.19%     N/A      N/A     6.96%     7.22%
TECHNOLOGY                             07/05/00  -55.74%  -48.74%     N/A      N/A      N/A      N/A   -57.27%   -51.36%

LORD ABBETT SERIES FUND, INC
GROWTH AND INCOME (2)                  12/11/89  -15.13%   -8.13%   10.04%   10.45%   12.39%   12.39%   12.36%    12.36%

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                04/30/99  -11.33%   -4.33%     N/A      N/A      N/A      N/A     3.20%     4.95%
VAN KAMPEN LIT EMERGING GROWTH         07/03/95  -39.76%  -32.76%   13.38%   13.74%     N/A      N/A    15.29%    15.37%
VAN KAMPEN LIT GROWTH AND INCOME       12/23/96  -14.48%   -7.48%   11.07%   11.46%     N/A      N/A    11.07%    11.33%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                               06/03/97   -8.68%   -1.70%     N/A      N/A      N/A      N/A     7.98%     8.47%
CONSERVATIVE GROWTH                    06/03/97  -12.67%   -5.69%     N/A      N/A      N/A      N/A     8.97%     9.45%
STRATEGIC GROWTH                       06/03/97  -14.94%   -7.96%     N/A      N/A      N/A      N/A    11.27%    11.71%

AMERICAN FUNDS INSURANCE SERIES
GLOBAL GROWTH (3)                      04/30/97  -22.00%  -15.00%     N/A      N/A      N/A      N/A     9.83%    10.28%
GROWTH (3)                             02/08/84  -18.90%  -25.90%   17.37%   17.68%   15.34%   15.34%   15.19%    15.19%
GROWTH-INCOME (3)                      02/08/84   -5.37%    1.63%   11.39%   11.78%   12.38%   12.38%   13.30%    13.30%



(1)  Not available for sale in the separate account until August 1, 2002.



(2)  Not available for sale in the separate account until May 1, 2002.



(3)  Not available for sale in the separate account until September 30, 2002.

                               POLARIS PROTECTOR
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                               (WITH REDEMPTION)


                                          VARIABLE                               SINCE
                                          PORTFOLIO                             VARIABLE
                                          INCEPTION                             PORTFOLIO
VARIABLE PORTFOLIO                          DATE         1 YEAR      5 YEAR     INCEPTION
                                          ---------      -------     -------    ----------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                       02/12/93      -21.12%      13.46%       14.49%
GOV'T & QUALITY BOND                       02/22/93       -1.95%       4.62%        4.72%
NATURAL RESOURCES                          10/31/94       -9.85%       2.35%        4.83%
GROWTH                                     02/19/93      -21.59%      10.60%       11.73%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                          06/03/96      -39.96%       4.77%        5.21%
ALLIANCE GROWTH                            02/09/93      -22.38%      10.74%       14.02%
ASSET ALLOCATION                           07/01/93      -11.49%       3.61%        7.37%
BLUE CHIP GROWTH                           07/10/00      -29.00%        N/A       -28.66%
CORPORATE BOND                             07/01/93       -1.26%       3.10%        3.79%
DAVIS VENTURE VALUE                        10/28/94      -19.86%       9.16%       14.18%
DOGS OF WALL STREET                        04/01/98       -0.91%        N/A        -2.17%
EMERGING MARKETS                           06/02/97      -10.63%        N/A       -10.19%
FEDERATED VALUE                            06/03/96      -11.05%       8.15%        8.78%
FOREIGN VALUE*                               N/A            N/A         N/A          N/A
GLOBAL BOND                                07/01/93       -3.86%       4.37%        5.18%
GLOBAL EQUITIES                            02/09/93      -26.46%       2.30%        6.26%
GOLDMAN SACHS RESEARCH                     07/05/00      -33.52%        N/A       -24.77%
GROWTH-INCOME                              02/09/93      -24.44%       9.58%       11.52%
GROWTH OPPORTUNITIES                       07/06/00      -41.52%        N/A       -35.82%
HIGH-YIELD BOND                            02/09/93      -13.01%      -1.87%        2.33%
INTERNAT'L DIVERSIFIED EQUITIES            10/28/94      -32.24%      -2.87%        0.04%
INTERNAT'L GROWTH AND INCOME               06/02/97      -30.57%        N/A         0.72%
MARSICO GROWTH                             12/29/00      -21.98%        N/A       -20.89%
MFS GROWTH AND INCOME                      02/09/93      -24.46%       4.82%        7.40%
MFS MID-CAP GROWTH                         04/01/99      -30.97%        N/A         9.54%
MFS TOTAL RETURN                           10/28/94       -8.17%       8.75%       10.82%
PUTNAM GROWTH                              02/09/93      -32.53%       5.22%        7.31%
REAL ESTATE                                06/02/97       -2.80%        N/A         1.89%
SMALL & MID CAP VALUE*                       N/A            N/A         N/A          N/A
SUNAMERICA BALANCED                        06/03/96      -21.73%       5.83%        7.07%
TECHNOLOGY                                 07/05/00      -55.68%        N/A       -57.21%
TELECOM UTILITY                            06/03/96      -22.26%       0.39%        1.98%
WORLDWIDE HIGH INCOME                      10/28/94      -11.91%      -0.97%        4.87%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME**                               N/A            N/A         N/A          N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK, CLASS II
  SHARES                                   10/15/01         N/A         N/A          N/A
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                          10/15/01         N/A         N/A          N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                          10/15/01         N/A         N/A          N/A


*  Not available for sale in the separate account until August 1, 2002.



** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PROTECTOR
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                              (WITHOUT REDEMPTION)


                                          VARIABLE                                SINCE
                                          PORTFOLIO                              VARIABLE
                                          INCEPTION                              PORTFOLIO
VARIABLE PORTFOLIO                          DATE          1 YEAR     5 YEAR      INCEPTION
                                          ---------       -------    -------     ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                       02/12/93       -14.12%     13.82%       14.49%
GOV'T & QUALITY BOND                       02/22/93         5.05%      5.12%        4.72%
NATURAL RESOURCES                          10/31/94        -2.85%      2.89%        4.83%
GROWTH                                     02/19/93       -14.59%     11.00%       11.73%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                          06/03/96       -32.96%      5.27%        5.50%
ALLIANCE GROWTH                            02/09/93       -15.38%     11.14%       14.02%
ASSET ALLOCATION                           07/01/93        -4.49%      4.13%        7.37%
BLUE CHIP GROWTH                           07/10/00       -22.00%       N/A       -23.96%
CORPORATE BOND                             07/01/93         5.74%      3.62%        3.79%
DAVIS VENTURE VALUE                        10/28/94       -12.86%      9.58%       14.18%
DOGS OF WALL STREET                        04/01/98         6.09%       N/A        -1.05%
EMERGING MARKETS                           06/02/97        -3.63%       N/A        -9.25%
FEDERATED VALUE                            06/03/96        -4.05%      8.58%        9.02%
FOREIGN VALUE*                               N/A             N/A        N/A          N/A
GLOBAL BOND                                07/01/93         3.14%      4.87%        5.18%
GLOBAL EQUITIES                            02/09/93       -19.46%      2.84%        6.26%
GOLDMAN SACHS RESEARCH                     07/05/00       -26.52%       N/A       -20.20%
GROWTH-INCOME                              02/09/93       -17.44%     10.00%       11.52%
GROWTH OPPORTUNITIES                       07/06/00       -34.52%       N/A       -30.90%
HIGH-YIELD BOND                            02/09/93        -6.01%     -1.23%        2.33%
INTERNAT'L DIVERSIFIED EQUITIES            10/28/94       -25.24%     -2.21%        0.04%
INTERNAT'L GROWTH AND INCOME               06/02/97       -23.57%       N/A         1.35%
MARSICO GROWTH                             12/29/00       -14.98%       N/A       -14.91%
MFS GROWTH AND INCOME                      02/09/93       -17.46%      5.31%        7.40%
MFS MID-CAP GROWTH                         04/01/99       -23.97%       N/A        11.08%
MFS TOTAL RETURN                           10/28/94        -1.17%      9.18%       10.82%
PUTNAM GROWTH                              02/09/93       -25.53%      5.70%        7.31%
REAL ESTATE                                06/02/97         4.20%       N/A         2.49%
SMALL & MID CAP VALUE*                       N/A             N/A        N/A          N/A
SUNAMERICA BALANCED                        06/03/96       -14.73%      6.30%        7.33%
TECHNOLOGY                                 07/05/00       -48.68%       N/A       -51.31%
TELECOM UTILITY                            06/03/96       -15.26%      0.97%        2.31%
WORLDWIDE HIGH INCOME                      10/28/94        -4.91%     -0.35%        4.87%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME**                               N/A             N/A        N/A          N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK, CLASS II
  SHARES                                   10/15/01          N/A        N/A          N/A
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                          10/15/01          N/A        N/A          N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                          10/15/01          N/A        N/A          N/A


*  Not available for sale in the separate account until August 1, 2002.



** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PROTECTOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                           (WITH/WITHOUT REDEMPTION)


                                  TRUST            1 YEAR               5 YEAR              10 YEAR          SINCE TRUST INCEPTION
                                 INCEPTION    -----------------   -------------------   -----------------    ---------------------
VARIABLE PORTFOLIO                 DATE        WITH     WITHOUT    WITH       WITHOUT    WITH     WITHOUT     WITH        WITHOUT
------------------               ---------    ------   --------   ------     --------   ------   --------    ------       --------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION              03/23/87    -21.12%   -14.12%    13.46%     13.82%     15.75%    15.75%     13.46%        13.46%
GOV'T & QUALITY BOND              09/05/84     -1.95%     5.05%     4.62%      5.12%      4.97%     4.97%      7.18%         7.18%
NATURAL RESOURCES                 01/04/88     -9.85%    -2.85%     2.35%      2.89%      7.08%     7.08%      5.60%         5.60%
GROWTH                            09/05/84    -21.88%   -21.59%    10.60%     11.00%     10.19%    10.19%     11.68%        11.68%

SUNAMERICA SERIES TRUST           06/03/96    -39.96%   -32.96%     4.77%      5.27%       N/A       N/A       5.21%         5.50%
AGGRESSIVE GROWTH                 02/09/93    -22.38%   -15.38%    10.74%     11.14%       N/A       N/A      14.02%        14.02%
ASSET ALLOCATION                  07/01/93    -11.49%    -4.49%     3.61%      4.13%       N/A       N/A       7.37%         7.37%
ALLIANCE GROWTH                   07/05/00    -29.00%   -22.00%      N/A        N/A        N/A       N/A     -27.86%       -23.21%
BLUE CHIP GROWTH                  07/01/93     -1.26%     5.74%     3.10%      3.62%       N/A       N/A       3.79%         3.79%
CORPORATE BOND                    10/28/94    -19.86%   -12.86%     9.16%      9.58%       N/A       N/A      14.18%        14.18%
DAVIS VENTURE VALUE               04/01/98     -0.91%     6.09%      N/A        N/A        N/A       N/A      -2.17%        -1.05%
DOGS OF WALL STREET               06/02/97    -10.63%    -3.63%      N/A        N/A        N/A       N/A     -10.19%        -9.25%
EMERGING MARKETS                  06/03/96    -11.05%    -4.05%     8.15%      8.58%       N/A       N/A       8.78%         9.02%
FEDERATED VALUE                   07/01/93     -3.86%     3.14%     4.37%      4.87%       N/A       N/A       5.18%         5.18%
FOREIGN VALUE*                      N/A         N/A       N/A        N/A        N/A        N/A       N/A        N/A           N/A
GLOBAL BOND                       02/09/93    -26.46%   -19.46%     2.30%      2.84%       N/A       N/A       6.26%         6.26%
GLOBAL EQUITIES                   07/05/00    -33.52%   -26.52%      N/A        N/A        N/A       N/A     -24.77%       -20.20%
GOLDMAN SACHS RESEARCH            02/09/93    -24.44%   -17.44%     9.58%     10.00%       N/A       N/A      11.52%        11.52%
GROWTH & INCOME                   07/05/00    -41.52%   -34.52%      N/A        N/A        N/A       N/A     -35.89%       -30.97%
GROWTH OPPORTUNITIES              02/09/93    -13.01%    -6.01%    -1.87%     -1.23%       N/A       N/A       2.33%         2.33%
HIGH-YIELD BOND                   10/28/94    -32.24%   -25.24%    -2.87%     -2.21%       N/A       N/A       0.04%         0.04%
INTERNAT'L DIVERSIFIED EQUITIES   06/02/97    -30.57%   -23.57%      N/A        N/A        N/A       N/A       0.72%         1.35%
INTERNAT'L GROWTH & INCOME        12/29/00    -21.98%   -14.98%      N/A        N/A        N/A       N/A     -20.89%       -14.91%
MARSICO GROWTH                    02/09/93    -24.46%   -17.46%     4.82%      5.31%       N/A       N/A       7.40%         7.40%
MFS GROWTH & INCOME               04/01/99    -30.97%   -23.97%      N/A        N/A        N/A       N/A       9.54%        11.08%
MFS MID-CAP GROWTH                10/28/94     -8.17%    -1.17%     8.75%      9.18%       N/A       N/A      10.82%        10.82%
MFS TOTAL RETURN                  02/09/93    -32.53%   -25.53%     5.22%      5.70%       N/A       N/A       7.31%         7.31%
PUTNAM GROWTH                     06/02/97     -2.80%     4.20%      N/A        N/A        N/A       N/A       1.89%         2.49%
REAL ESTATE                       06/03/96    -21.73%   -14.73%     5.83%      6.30%       N/A       N/A       7.07%         7.33%
SMALL & MID CAP VALUE*              N/A         N/A       N/A        N/A        N/A        N/A       N/A        N/A           N/A
SUNAMERICA BALANCED               07/05/00    -56.68%   -48.68%      N/A        N/A        N/A       N/A     -57.21%       -51.31%
TECHNOLOGY                        06/03/96    -22.26%   -15.26%     0.39%      0.97%       N/A       N/A       1.98%         2.31%
TELECOM UTILITY                   10/28/94    -11.91%    -4.91%    -0.97%     -0.35%       N/A       N/A       4.87%         4.87%
WORLDWIDE HIGH INCOME

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH AND
 INCOME                          12/11/89     -15.18%    -8.18%     9.99%     10.40%     12.34%     12.34%    12.31%        12.31%

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK,
  Class II Shares                 04/30/99    -11.33%    -4.33%      N/A        N/A        N/A       N/A       3.20%         4.95%
VAN KAMPEN LIT EMERGING GROWTH,
  Class II Shares                 07/03/95    -39.76%   -32.76%    13.38%     13.74%       N/A       N/A      15.29%        15.37%
VAN KAMPEN LIT GROWTH AND INCOME,
  Class II Shares                 12/23/96    -14.48%    -7.48%    11.07%     11.46%       N/A       N/A      11.07%        11.33%


* Not available for sale in the separate account until August 1, 2002.

                               POLARIS PROTECTOR
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                           (RETURN AFTER REDEMPTION)

                                           SINCE                                  SINCE
                                          VARIABLE                              VARIABLE
                                          PORTFOLIO                             PORTFOLIO
VARIABLE PORTFOLIO                        INCEPTION      1 YEAR     5 YEAR      INCEPTION
------------------                        ---------      ------     ------     ---------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                       02/12/93      -21.40%    13.56%         14.67%
GOV'T & QUALITY BOND                       02/22/93       -1.85%     4.55%          4.72%
NATURAL RESOURCES                          10/31/94       -9.90%     2.22%          4.81%
GROWTH                                     02/19/93      -21.88%    10.65%         11.89%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                          06/03/96      -40.62%     4.71%          5.17%
ALLIANCE GROWTH                            02/09/93      -22.68%    10.79%         14.19%
ASSET ALLOCATION                           07/01/93      -11.57%     3.52%          7.49%
BLUE CHIP GROWTH                           07/10/00      -29.44%      N/A         -29.99%
CORPORATE BOND                             07/01/93       -1.15%     2.99%          3.85%
DAVIS VENTURE VALUE                        10/28/94      -20.12%     9.19%         14.31%
DOGS OF WALL STREET                        04/01/98       -0.79%      N/A          -2.47%
EMERGING MARKETS                           06/02/97      -10.69%      N/A         -10.74%
FEDERATED VALUE                            06/03/96      -11.13%     8.15%          8.81%
FOREIGN VALUE*
GLOBAL BOND                                07/01/93       -3.80%     4.29%          5.27%
GLOBAL EQUITIES                            02/09/93      -26.85%     2.17%          6.36%
GOLDMAN SACHS RESEARCH                     07/05/00      -34.05%      N/A         -25.98%
GROWTH INCOME                              02/09/93      -24.79%     9.62%         11.68%
GROWTH OPPORTUNITIES                       07/06/00      -42.20%      N/A         -37.36%
HIGH-YIELD BOND                            02/09/93      -13.13%    -2.11%          2.38%
INTERNAT'L DIVER. EQ.                      10/28/94      -32.74%    -3.14%         -0.09%
INTERNAT'L GROWTH & INCOME                 06/02/97      -31.04%      N/A           0.54%
MARSICO GROWTH                             12/29/00      -22.27%      N/A         -22.18%
MFS GROWTH & INCOME                        02/09/93      -24.80%     4.76%          7.51%
MFS MID-CAP GROWTH                         04/01/99      -31.44%      N/A           9.44%
MFS TOTAL RETURN                           10/28/94       -8.20%     8.77%         10.91%
PUTNAM GROWTH                              02/09/93      -33.04%     5.16%          7.42%
REAL ESTATE                                06/02/97       -2.72%      N/A           1.73%
SMALL & MID CAP VALUE*
SUNAMERICA BALANCED                        06/03/96      -22.02%     5.78%          7.07%
TECHNOLOGY                                 07/05/00      -56.65%      N/A         -59.60%
TELECOM UTILITY                            06/03/96      -22.56%     0.21%          1.87%
WORLDWIDE HIGH INCOME                      10/28/94      -12.00%    -1.18%          4.85%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH AND INCOME**       N/A            N/A       N/A            N/A

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK, CLASS II
  SHARES                                   10/15/01         N/A       N/A            N/A
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                          10/15/01         N/A       N/A            N/A
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                          10/15/01         N/A       N/A            N/A


*  Not available for sale in the separate account until August 1, 2002.



** Not available for sale in the separate account until May 1, 2002.

                               POLARIS PROTECTOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                           (RETURN AFTER REDEMPTION)


                                    TRUST                                       SINCE
                                  INCEPTION                                     TRUST
VARIABLE PORTFOLIO                  DATE         1 YEAR    5 YEAR   10 YEAR   INCEPTION
------------------                ---------      -------   ------   -------   ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION               03/23/87      -21.40%   13.58%   15.98%      13.61%
GOV'T & QUALITY BOND               09/05/84       -1.85%    4.55%    5.18%       7.31%
NATURAL RESOURCES                  01/04/88       -9.90%    2.22%    7.30%       5.75%
GROWTH                             09/05/84      -21.88%   10.65%   10.41%      11.81%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                  06/03/96      -40.62%    4.71%      N/A       5.17%
ALLIANCE GROWTH                    02/09/93      -22.68%   10.79%      N/A      14.19%
ASSET ALLOCATION                   07/01/93      -11.57%    3.52%      N/A       7.49%
BLUE CHIP GROWTH                   07/05/00      -29.44%      N/A      N/A     -29.17%
CORPORATE BOND                     07/01/93       -1.15%    2.99%      N/A       3.85%
DAVIS VENTURE VALUE                10/28/94      -20.12%    9.19%      N/A      14.31%
DOGS OF WALL STREET                04/01/98       -0.79%      N/A      N/A      -2.47%
EMERGING MARKETS                   06/02/97      -10.69%      N/A      N/A     -10.74%
FEDERATED VALUE                    06/03/96      -11.13%    8.15%      N/A       8.81%
FOREIGN VALUE*                       N/A            N/A      N/A       N/A        N/A
GLOBAL BOND                        07/01/93       -3.80%    4.29%      N/A       5.27%
GLOBAL EQUITIES                    02/09/93      -26.85%    2.17%      N/A       6.36%
GOLDMAN SACHS RESEARCH             07/05/00      -34.05%      N/A      N/A     -25.98%
GROWTH INCOME                      02/09/93      -24.79%    9.62%      N/A      11.68%
GROWTH OPPORTUNITIES               07/05/00      -42.20%      N/A      N/A     -37.44%
HIGH-YIELD BOND                    02/09/93      -13.13%   -2.11%      N/A       2.38%
INTERNAT'L DIVER. EQ.              10/28/94      -32.74%   -3.14%      N/A      -0.09%
INTERNAT'L GROWTH & INCOME         06/02/97      -31.04%      N/A      N/A       0.54%
MARSICO GROWTH                     12/29/00      -22.27%      N/A      N/A     -22.18%
MFS GROWTH & INCOME                02/09/93      -24.80%    4.76%      N/A       7.51%
MFS MID-CAP GROWTH                 04/01/99      -31.44%      N/A      N/A       9.44%
MFS TOTAL RETURN                   10/28/94       -8.20%    8.77%      N/A      10.91%
PUTNAM GROWTH                      02/09/93      -33.04%    5.16%      N/A       7.42%
REAL ESTATE                        06/02/97       -2.72%      N/A      N/A       1.73%
SMALL & MID CAP VALUE*               N/A            N/A       N/A      N/A        N/A
SUNAMERICA BALANCED                06/03/96      -22.02%    5.78%      N/A       7.07%
TECHNOLOGY                         07/05/00      -56.65%      N/A      N/A     -59.60%
TELECOM UTILITY                    06/03/96      -22.56%    0.21%      N/A       1.87%
WORLDWIDE HIGH INCOME              10/28/94      -12.00%   -1.18%      N/A       4.85%

LORD ABBETT SERIES FUND, INC.
LORD ABBETT SERIES GROWTH
  AND INCOME**                     12/11/89      -13.35%   10.43%   12.57%      12.50%

VAN KAMPEN LIFE INVESTMENT TRUST

VAN KAMPEN LIT COMSTOCK, CLASS II
  SHARES                           04/30/99      -11.41%      N/A      N/A       2.94%
VAN KAMPEN LIT EMERGING GROWTH,
  CLASS II SHARES                  07/03/95      -40.41%   13.48%      N/A      15.44%
VAN KAMPEN LIT GROWTH AND INCOME,
  CLASS II SHARES                  12/23/96      -14.63%   11.13%      N/A      11.13%


*  Not available for sale in the separate account until August 1, 2002.



** Not available for sale in the separate account until May 1, 2002.

Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001

The following details the death benefit options for contracts issued before October 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

  3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less any withdrawals; or

  3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.

The following details the death benefit options upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated

Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts.

For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish new 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) ELIGIBLE DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds is, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, currently unclear.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------


     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000 and, for the years ended December 31, 2001, 2000 and 1999 are presented in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA accounts.


Audited financial Statements of Variable Separate Account (Portion Related to the Polaris Platinum/Protector Variable annuity) at December 31, 2001 and for the period from July 9, 2001 (inception) to December 31, 2001, are also included in this Statement of Additional Information.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002






                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET



                                                  December 31,     December 31,
                                                          2001             2000
                                                  ------------     ------------
                                                          (In thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                 $   200,064      $   169,701
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2001, $4,607,901;
     December 2000, $4,130,570)                      4,545,075        4,007,902
   Mortgage loans                                      692,392          684,174
   Partnerships                                        451,583            8,216
   Policy loans                                        226,961          244,436
   Separate account seed money                          50,560          104,678
   Common stocks available for sale,
     at fair value (cost: December 2001,
     $1,288; December 2000, $1,001)                        861              974
   Real estate                                          20,091           24,139
   Other invested assets                               563,739           18,514
                                                   -----------      -----------

   Total investments and cash                        6,751,326        5,262,734

Variable annuity assets held in separate
   accounts                                         18,526,413       20,393,820
Accrued investment income                               65,272           57,555
Deferred acquisition costs                           1,419,498        1,286,456
Income taxes currently receivable from Parent           61,435           60,992
Other assets                                           117,644          127,921
                                                   -----------      -----------

TOTAL ASSETS                                       $26,941,588      $27,189,478
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)



                                                 December 31,       December 31,
                                                         2001               2000
                                                 ------------       ------------
                                                        (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,498,917       $  2,778,229
   Reserves for universal life insurance
     contracts                                      1,738,493          1,832,667
   Reserves for guaranteed investment
     contracts                                        483,861            610,672
   Securities lending agreements                      541,899                 --
   Modified coinsurance deposit liability              61,675             97,647
   Other liabilities                                  226,550            206,677
                                                 ------------       ------------
   Total reserves, payables and accrued
     liabilities                                    6,551,395          5,525,892
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               18,526,413         20,393,820
                                                 ------------       ------------
Subordinated notes payable to affiliates               58,814             55,119
-------------------------------------------      ------------       ------------
Deferred income taxes                                 210,970             85,978
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         925,753            493,010
   Retained earnings                                  694,004            697,730
   Accumulated other comprehensive loss               (29,272)           (65,582)
                                                 ------------       ------------
   Total shareholder's equity                       1,593,996          1,128,669
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,941,588       $ 27,189,478
                                                 ============       ============


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
Investment income                                  $ 375,213      $ 399,355      $ 516,001
                                                   ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts                          (133,647)      (140,322)      (231,929)
   Universal life insurance
     contracts                                       (81,773)       (86,263)      (102,486)
   Guaranteed investment
     contracts                                       (25,079)       (34,124)       (19,649)
   Senior indebtedness                                  (945)            --           (199)
   Subordinated notes payable
     to affiliates                                    (4,475)        (4,144)        (3,474)
                                                   ---------      ---------      ---------
   Total interest expense                           (245,919)      (264,853)      (357,737)
                                                   ---------      ---------      ---------
NET INVESTMENT INCOME                                129,294        134,502        158,264
                                                   ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES                       (92,711)       (15,177)       (19,620)
                                                   ---------      ---------      ---------
Fee income:
   Variable annuity fees                             361,877        400,495        306,417
   Net retained commissions                           47,572         62,202         51,039
   Asset management fees                              63,529         73,922         43,510
   Universal life insurance fees, net                 18,909         20,258         28,932
   Surrender charges                                  24,911         20,963         17,137
   Other fees                                         14,551         12,959          6,327
                                                   ---------      ---------      ---------
TOTAL FEE INCOME                                     531,349        590,799        453,362
                                                   ---------      ---------      ---------
GENERAL AND ADMINISTRATIVE EXPENSES                 (146,169)      (170,076)      (146,297)
                                                   ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                (220,316)      (158,007)      (116,840)
                                                   ---------      ---------      ---------
ANNUAL COMMISSIONS                                   (58,278)       (56,473)       (40,760)
                                                   ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS                    (21,606)        (1,551)          (386)
                                                   ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                 121,563        324,017        287,723
                                                   ---------      ---------      ---------
Income tax expense                                   (20,852)      (108,445)      (103,025)
                                                   ---------      ---------      ---------
NET INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                               $ 100,711      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                               (10,342)            --             --
                                                   ---------      ---------      ---------
NET INCOME                                         $  90,369      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)




                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses)
       on debt and equity securities
       available for sale identified
       in the current period (net of
       income tax benefit of $3,646,
       income tax expense of $20,444
       and income tax benefit of $63,900
       for 2001, 2000 and 1999, respectively)      $  (6,772)     $  37,968      $(118,669)

     Less reclassification adjustment
       for net realized losses included in net
       income (net of income tax benefit
       of $22,422, $4,848 and $4,165 for
       2001, 2000 and 1999, respectively)             41,640          9,003          7,735

CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                                 1,389             --             --

Net change related to cash flow hedges
   (net of income tax expense of $28
   for 2001)                                              53             --             --
                                                   ---------      ---------      ---------
OTHER COMPREHENSIVE INCOME (LOSS)                     36,310         46,971       (110,934)
                                                   ---------      ---------      ---------
COMPREHENSIVE INCOME                               $ 126,679      $ 262,543      $  73,764
                                                   =========      =========      =========


           See accompanying notes to consolidated financial statements



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                        Years Ended December 31,
                                                            ---------------------------------------------
                                                                   2001             2000             1999
                                                            -----------      -----------      -----------
                                                                            (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
   Net income                                               $    90,369      $   215,572      $   184,698
   Adjustments to reconcile net income to net
     cash provided by operating activities:
     Cumulative effect of accounting change,
        net of tax                                               10,342               --               --
     Interest credited to:
        Fixed annuity contracts                                 133,647          140,322          231,929
        Universal life insurance contracts                       81,773           86,263          102,486
        Guaranteed investment contracts                          25,079           34,124           19,649
     Net realized investment losses                              92,711           15,177           19,620
     Amortization (accretion) of net
        premiums (discounts) on investments                       4,554           (2,198)         (18,343)
     Universal life insurance fees                              (18,909)         (20,258)         (28,932)
     Amortization of goodwill                                     1,452            1,455              776
     Provision for deferred income taxes                        126,010          114,127         (100,013)
     Change in:
        Accrued investment income                                (7,717)           3,029            9,155
        Deferred acquisition costs                              (97,947)        (171,500)        (184,507)
        Other assets                                             15,042          (16,628)          (5,661)
        Income taxes currently
        receivable/payable from Parent                              106          (84,482)          12,367
        Due from/to affiliates                                  (68,844)          27,763           27,381
        Other liabilities                                         9,697          (40,283)          22,123
     Other, net                                                    (770)          10,799           (2,992)
                                                            -----------      -----------      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       396,595          313,282          289,736
                                                            -----------      -----------      -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock             (2,178,830)        (881,647)      (4,130,682)
     Mortgage loans                                             (70,295)        (144,303)        (331,398)
     Other investments, excluding short-term
        investments                                             (27,413)         (66,722)        (227,268)
   Sales of:
     Bonds, notes and redeemable preferred stock              1,087,090          468,221        2,660,931
     Other investments, excluding short-term
        investments                                               3,527           60,538           65,395
   Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock                549,638          429,347        1,274,764
     Mortgage loans                                              63,960          136,277           46,760
     Other investments, excluding short-term
        investments                                              78,555          122,195           21,256
     Net cash and short-term investments transferred
        to affiliates in assumption reinsurance
        transaction with MBL Life Assurance Corporation              --           (3,314)        (371,634)
                                                            -----------      -----------      -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES         (493,768)         120,592         (991,876)
                                                            -----------      -----------      -----------


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)



                                                                    Years Ended December 31,
                                                        ---------------------------------------------
                                                               2001             2000             1999
                                                        -----------      -----------      -----------
                                                                        (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposit and premium receipts on:
     Fixed annuity contracts                            $ 2,280,498      $ 1,764,600      $ 2,016,851
     Universal life insurance contracts                      52,469           58,738           78,864
     Guaranteed investment contracts                         40,000          350,000               --
   Net exchanges from the fixed accounts
     of variable annuity contracts                       (1,368,527)      (1,994,710)      (1,821,324)
   Withdrawal payments on:
     Fixed annuity contracts                               (315,794)        (320,778)      (2,232,374)
     Universal life insurance contracts                     (55,361)        (145,067)         (81,634)
     Guaranteed investment contracts                       (191,919)         (78,312)         (19,742)
   Claims and annuity payments on:
     Fixed annuity contracts                                (52,685)        (114,761)         (46,578)
     Universal life insurance contracts                    (146,998)        (118,302)        (158,043)
   Net receipts from (repayments of)
     other short-term financings                             15,920          (33,689)          40,924
   Net receipts (payments) related to a
     modified coinsurance transaction                       (35,972)         (43,110)         140,757
   Net receipts from issuances of subordinated
     notes payable to affiliate                                  --           17,303               --
   Capital contributions received                                --               --          114,400
   Return of capital by Parent                                   --               --         (170,500)
   Dividends paid to Parent                                 (94,095)         (69,000)              --
                                                        -----------      -----------      -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES         127,536         (727,088)      (2,138,399)
                                                        -----------      -----------      -----------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                                30,363         (293,214)      (2,840,539)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                   169,701          462,915        3,303,454
                                                        -----------      -----------      -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $   200,064      $   169,701      $   462,915
                                                        ===========      ===========      ===========
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness                        $     1,725      $     1,841      $     3,787
                                                        ===========      ===========      ===========
   Net income taxes received from (paid to) Parent      $   120,504      $   (78,796)     $  (190,126)
                                                        ===========      ===========      ===========


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

        AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company), including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal Alliance"), a wholly owned subsidiary of the Company.

        The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships that are invested in real estate and fixed-income securities are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or net realizable value. Common stock is carried at fair value. Other invested assets consist of invested collateral with respect to the Company's securities lending program, collateralized bond obligations





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        and investments in mutual funds for the Company's asset management operations.

        The Company lends its securities and primarily takes cash as collateral with respect to the securities lent. This collateral is an amount in excess of the fair value of the securities lent. Collateral received that is other than cash also exceeds the fair value of the securities lent. The Company monitors daily the market value of securities that are on loan relative to the fair value of collateral held and obtains additional collateral when necessary. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the consolidated statement of income and comprehensive income.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets into fixed-rate instruments. At December 31, 2001, the Company had one outstanding Swap Agreement subject to the provisions of SFAS 133 (see "Recently Issued Accounting Standards") with a notional principal of $97,000,000 which matures in June 2002. This agreement effectively converts a $97,000,000 floating rate commercial mortgage to a fixed rate instrument. The agreement has been designated as a cash flow hedge and accordingly, the market value of the Swap Agreement, $2,218,000, has been recorded as an asset in the Company's consolidated balance sheet as of December 31, 2001. Changes in the market value of this Swap Agreement, net of taxes, are recognized as a component of other comprehensive income. There was no inefficiency associated with this Swap Agreement at adoption or in the year ended December 31, 2001.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $359,162,000 and $362,085,000 for the years ended December 31, 2001 and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $16,000,000 and $21,800,000 at December 31, 2001 and 2000, respectively, for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill amounted to $20,150,000 (including accumulated amortization of $19,852,000) and $21,604,000 (including accumulated amortization of $18,101,000) at December 31, 2001 and 2000, respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for discussion of future accounting for goodwill effective January 1, 2002.

        RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $10,342,000 ($15,910,000 before tax).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        As of December 31, 2001, the Company recorded $20,150,000 million of goodwill on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its results of operations and financial condition will not be significant.

        In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144 "Accounting for the Impairment and Disposal of Long-Lived Assets" ("SFAS 144"). SFAS 144 eliminates the exception to consolidation for a subsidiary for which control is likely to be temporary. As a result, this standard may impact the Company's financial statements with respect to SA Affordable Housing LLC's ownership interests in limited partnerships (see Note 9). SFAS 144 is effective for the year commencing January 1, 2002. The Company is currently evaluating the provisions of SFAS 144, and has not yet determined the impact on the Company's consolidated balance sheet or its consolidated results of operations.

    3.  ACQUISITIONS

        Pursuant to AIG's acquisition of American General Financial Group in 2001, American General's North American Funds were merged with SunAmerica Mutual Funds. The merger of these funds increased the Company's assets under management by approximately $1,329,000,000.

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $83,737,000 at December 31, 2001, after adjustment for the transfer of the New York





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



3.      ACQUISITIONS (Continued)

        business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2001, 2000 and 1999 include the impact of the Acquisition.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $52,093,000 and $58,329,000 on January 1, 2000 and June 30, 2001,
        respectively, and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2001, the remaining enhancement reserve for such payments totaled $100,834,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $   24,279     $   24,069
        Mortgage-backed securities           1,532,155      1,543,175
        Securities of public utilities         223,006        222,815
        Corporate bonds and notes            2,059,160      2,002,981
        Redeemable preferred stocks             21,515         21,515
        Other debt securities                  747,786        730,520
                                            ----------     ----------
          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $   19,164     $   18,868
        Mortgage-backed securities           1,651,581      1,636,304
        Securities of public utilities         154,076        151,209
        Corporate bonds and notes            1,426,845      1,329,001
        Redeemable preferred stocks              1,375          1,375
        Other debt securities                  877,529        871,145
                                            ----------     ----------
          Total                             $4,130,570     $4,007,902
                                            ==========     ==========

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2001, follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        Due in one year or less             $   93,363     $   94,251
        Due after one year through
          five years                         1,122,253      1,110,755
        Due after five years through
          ten years                          1,371,336      1,321,277
        Due after ten years                    488,794        475,617
        Mortgage-backed securities           1,532,155      1,543,175
                                            ----------     ----------

          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                Gross         Gross
                                           Unrealized    Unrealized
                                                Gains        Losses
                                           ----------    ----------
                                                (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $     105     $    (315)
        Mortgage-backed securities             16,573        (5,553)
        Securities of public utilities          1,885        (2,076)
        Corporate bonds and notes              21,540       (77,719)
        Other debt securities                   6,226       (23,492)
                                            ---------     ---------
          Total                             $  46,329     $(109,155)
                                            =========     =========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $      17     $    (313)
        Mortgage-backed securities             10,000       (25,277)
        Securities of public utilities            267        (3,134)
        Corporate bonds and notes              12,682      (110,526)
        Other debt securities                  11,482       (17,866)
                                            ---------     ---------
          Total                             $  34,448     $(157,116)
                                            =========     =========

        Gross unrealized gains on equity securities aggregated $12,000 at December 31, 2001 and $18,000 at December 31, 2000. Gross unrealized losses on equity securities aggregated $439,000 at December 31, 2001 and $45,000 at December 31, 2000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $  34,026      $   9,608      $   8,333
          Realized losses                 (25,258)        (5,573)       (26,113)
        MORTGAGE LOANS:
          Realized losses                      --           (276)            --

        COMMON STOCKS:
          Realized gains                      164            610          4,239
          Realized losses                      --             --            (11)

        OTHER INVESTMENTS:
          Realized gains                       --          1,091             --
          Realized losses                    (685)            --             --

        IMPAIRMENT WRITEDOWNS            (100,958)       (20,637)        (6,068)
                                        ---------      ---------      ---------
          Total net realized
          investment losses             $ (92,711)     $ (15,177)     $ (19,620)
                                        =========      =========      =========

        The sources and related amounts of investment income (losses) are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   9,430      $  21,683      $  61,764
        Bonds, notes and redeemable
          preferred stocks                285,668        290,157        348,373
        Mortgage loans                     58,262         60,608         47,480
        Partnerships                       13,905          7,031          6,631
        Policy loans                       18,218         20,200         22,284
        Common stocks                           2             --              7
        Real estate                          (272)           121           (525)
        Other invested assets              (5,038)         6,668         35,939
        Less: investment expenses          (4,962)        (7,113)        (5,952)
                                        ---------      ---------      ---------
        Total investment income         $ 375,213      $ 399,355      $ 516,001
                                        =========      =========      =========




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.      INVESTMENTS (Continued)

        At December 31, 2001, no investments in any one entity or its affiliates exceeded 10% of the Company's consolidated shareholder's equity.

        At December 31, 2001, bonds, notes and redeemable preferred stocks included $215,528,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 35 industries with 20% of these assets concentrated in telecommunications and 10% concentrated in airlines. No other industry concentration constituted more than 6% of these assets.

        At December 31, 2001, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 30% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 9% of the portfolio was secured by properties in any other single state.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $12,060,000 ($9,824,000 of bonds and $2,236,000 of mortgage loans).

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2001, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $30,954,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The net interest received or paid on the asset Swap Agreement is included in Investment Income, while the net interest received or paid on the liability Swap Agreement is included in Interest Expense in the Consolidated Statement of Income and Comprehensive Income. The total net interest received (paid) amounted to $2,599,000 for the year ended December 31, 2001, $43,000 for the year ended December 31, 2000 and $(215,000) for the year ended December 31, 1999.

        At December 31, 2001, $8,635,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.







                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values, are as follows:

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                        (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   200,064     $   200,064
          Bonds, notes and redeemable
             preferred stocks                        4,545,075       4,545,075
          Mortgage loans                               692,392         732,393
          Policy loans                                 226,961         226,961
          Separate account seed money                   50,560          50,560
          Common stocks                                    861             861
          Partnerships                                   8,214           7,527
          Variable annuity assets held in
             separate accounts                      18,526,413      18,526,413

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 3,498,917     $ 3,439,727
          Reserves for guaranteed investment
             contracts                                 483,861         490,718
          Variable annuity liabilities related
             to separate accounts                   18,526,413      18,526,413
          Subordinated notes payable to
             affiliates                                 58,814          62,273





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   169,701     $   169,701
          Bonds, notes and redeemable
             preferred stocks                        4,007,902       4,007,902
          Mortgage loans                               684,174         711,543
          Policy loans                                 244,436         244,436
          Separate account seed money                  104,678         104,678
          Common stocks                                    974             974
          Partnerships                                   8,216           9,915
          Variable annuity assets held in
             separate accounts                      20,393,820      20,393,820

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 2,778,229     $ 2,618,719
          Reserves for guaranteed investment
             contracts                                 610,672         610,672
          Variable annuity liabilities related
             to separate accounts                   20,393,820      20,393,820
          Subordinated notes payable to
             affiliates                                 55,119          57,774

6.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001, and require principal payments of $21,500,000 in 2002, $20,400,000 in 2003, $3,000,000 in 2004 and $7,560,000 in 2005.
        The $6,354,000 of accrued interest was paid by the Company in January and February 2002.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7.      REINSURANCE

        With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If a policyholder death benefit notification is received and the assets in the respective policyholder separate accounts are insufficient to fund the required minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 27% of the liabilities as of December 31, 2001. During January 2002, the Company entered into additional reinsurance agreements which significantly limited its exposure for certain contracts entered into in 2001 through 2003.

        Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2001.

        The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $3,781,000 was taken against the life insurance reserves.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $6,909,000 for the year ended December 31, 2001, $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is reported as a component of General and Administrative Expenses in the Consolidated Statement of Income and Comprehensive Income.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2001 is $1,031,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $497,850,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

        In the ordinary course of business, the Company is obligated to purchase approximately $46,000,000 of asset backed securities as of December 31, 2001.

        The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $240,158,000 as of December 31, 2001, of various mortgage-backed securities at par value in March 2006. At the present time, management does not anticipate any material losses with respect to this agreement.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company, with the potential exception of McMurdie et al. v. SunAmerica et al., Case No. BC 194082. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2001 and 2000, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                 Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                    (In thousands)
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balances                            $ 493,010      $ 493,010      $ 378,674
          Reclassification of note by Parent                   --             --        170,436
          Return of capital                                    --             --       (170,500)
          Capital contributions received                       --             --        114,250
          Contribution of partnership investment               --             --            150
          Contribution of subsidiary by Parent            432,743             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 925,753      $ 493,010      $ 493,010
                                                        =========      =========      =========

        RETAINED EARNINGS:
          Beginning balances                            $ 697,730      $ 551,158      $ 366,460
          Net income                                       90,369        215,572        184,698
          Dividends paid to Parent                        (94,095)       (69,000)            --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 694,004      $ 697,730      $ 551,158
                                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE LOSS:
             Beginning balances                         $ (65,582)     $(112,553)     $  (1,619)
             Change in net unrealized
                gains (losses) on debt
                securities available for sale              59,842         79,891       (198,659)
             Change in net unrealized
                gains (losses) on equity
                securities available for sale                (400)           (27)           (10)
             Change in adjustment to deferred
                acquisition costs                          (5,800)        (7,600)        28,000
             Tax effects of net changes                   (18,774)       (25,293)        59,735
             Cumulative effect of accounting
                change, net of tax                          1,389             --             --
             Net change related to cash flow hedges            53             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ (29,272)     $ (65,582)     $(112,553)
                                                        =========      =========      =========

        On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. All of SAAH LLC's ownership interests were subsequently contributed by the Company to SunAmerica Asset Management. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SunAmerica Asset Management. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



9.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2002 without prior approval. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1,
        2000, respectively. No dividends were paid in the year ended December 31, 1999.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2001 totaled $122,322,000. The Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The Company's statutory capital and surplus totaled approximately $1,009,267,000 at December 31, 2001 and $719,946,000 at December 31, 2000.

        In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification") which replaced the NAIC's previous primary guidance on statutory accounting, which became effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The adoption of Codification resulted in an increase to the Company's statutory surplus of approximately $92,402,000.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net Realized
                                         Investment
                                     Gains (Losses)     Operations          Total
                                     --------------     ----------      ---------
                                                      (In thousands)
        YEAR ENDED DECEMBER 31, 2001:

        Currently payable                 $ (18,317)     $ (86,841)     $(105,158)
        Deferred                            (17,180)       143,190        126,010
                                          ---------      ---------      ---------
          Total income tax expense
          (benefit)                       $ (35,497)     $  56,349      $  20,852
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 2000:

        Currently payable                 $   2,791      $  (8,473)     $  (5,682)
        Deferred                             (8,103)       122,230        114,127
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (5,312)     $ 113,757      $ 108,445
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 1999:

        Currently payable                 $   6,846      $ 196,192      $ 203,038
        Deferred                            (13,713)       (86,300)      (100,013)
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (6,867)     $ 109,892      $ 103,025
                                          =========      =========      =========









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                           Years Ended December 31,
                                                  ---------------------------------------
                                                       2001           2000           1999
                                                  ---------      ---------      ---------
                                                              (In thousands)
        Amount computed at statutory rate         $  42,547      $ 113,406      $ 100,703
        Increases (decreases) resulting from:
          Amortization of differences
             between book and tax
             bases of net assets acquired               613            597            609
          State income taxes, net of
             federal tax benefit                      4,072          9,718          7,231
          Dividends received deduction              (13,406)       (10,900)        (3,618)
          Tax credits                               (16,758)        (2,382)        (1,346)
          Other, net                                  3,784         (1,994)          (554)
                                                  ---------      ---------      ---------
          Total income tax expense                $  20,852      $ 108,445      $ 103,025
                                                  =========      =========      =========

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2001. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                  December 31,   December 31,
                                                          2001           2000
                                                  ------------   ------------
                                                         (In thousands)
        DEFERRED TAX LIABILITIES:
        Investments                                  $      --      $  18,738
        Deferred acquisition costs                     425,208        317,995
        State income taxes                               5,978          9,640
        Other liabilities                               24,247         55,101
                                                     ---------      ---------
        Total deferred tax liabilities                 455,433        401,474
                                                     ---------      ---------

        DEFERRED TAX ASSETS:
        Investments                                  $ (23,194)     $      --
        Contractholder reserves                       (184,890)      (247,591)
        Guaranty fund assessments                       (3,629)        (3,610)
        Deferred income                                (16,211)       (28,982)
        Net unrealized losses on debt and equity
          securities available for sale                (16,539)       (35,313)
                                                     ---------      ---------
        Total deferred tax assets                     (244,463)      (315,496)
                                                     ---------      ---------
        Deferred income taxes                        $ 210,970      $  85,978
                                                     =========      =========

11.     RELATED-PARTY MATTERS

        The Company pays commissions to six affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co., Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $40,567,000 in the year ended December 31, 2001, $44,584,000 in the year ended December 31, 2000 and $37,435,000 in the year ended December 31, 1999. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's variable annuity products, amounting to approximately 26.0%, 33.8% and 35.6% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3%, 33.6% and 37.9% were distributed by these affiliated broker-dealers for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $130,178,000 for the year ended December 31, 2001, $132,034,000 for the year ended December 31, 2000 and $105,059,000 for the year ended December 31, 1999. The marketing component of such costs during these periods amounted to $68,757,000, $61,954,000 and $53,385,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



11.     RELATED-PARTY MATTERS (Continued)

        During the year ended December 31, 2001, the Company paid $219,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2).

        During the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica. Under the terms of this agreement, the Company has immediate access of up to $500 million. Any advances made under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2001.

        Also, during the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica whereby SunAmerica has the right to borrow up to $500 million from the Company. Any advances made by the Company under this agreement must be repaid to the Company within 30 days. As of December 31, 2001, $75 million was due to the Company under this agreement. This receivable was collected in January 2002 and is included in other assets in the consolidated balance sheet.

        At December 31, 2001 and 2000, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 2001, the Company made no purchases or sales of invested assets to or from the Parent or its affiliates.

        During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 3).

        During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

        During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 3). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS

        The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

        Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 12.2% of sales in the year ended December 31, 2001, 16.9% of sales in the year ended December 31, 2000 and 12.0% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% or more of sales for any such period. There was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2001:

        Investment income              $    359,655      $     14,988      $        570      $    375,213
        Interest expense                   (241,444)           (4,115)             (360)         (245,919)
                                       ------------      ------------      ------------      ------------
        Net investment income               118,211            10,873               210           129,294
        Net realized investment
          losses                            (59,784)          (32,927)               --           (92,711)

        Variable annuity fees               350,378            11,499                --           361,877
        Net retained commissions                 --             2,210            45,362            47,572
        Asset management fees                    --            63,529                --            63,529
        Universal life insurance
          fees, net                          18,909                --                --            18,909
        Surrender charges                    24,911                --                --            24,911
        Other fees, net                       3,626             9,350             1,575            14,551
                                       ------------      ------------      ------------      ------------
        Total fee income                    397,824            86,588            46,937           531,349

        General and administrative
          expenses                          (89,253)          (27,430)          (29,486)         (146,169)

        Amortization of deferred
          acquisition costs                (144,273)          (76,043)               --          (220,316)

        Annual commissions                  (58,278)               --                --           (58,278)

        Guaranteed minimum
          death benefits                    (21,606)               --                --           (21,606)
                                       ------------      ------------      ------------      ------------

        Pretax income (loss)
          before cumulative
          effect of accounting
          change                       $    142,841      $    (38,939)     $     17,661      $    121,563
                                       ============      ============      ============      ============
        Total assets                   $ 26,208,762      $    659,876      $     72,950      $ 26,941,588
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        614      $        608      $      1,222
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2000:

        Investment income              $    388,368      $      9,800      $      1,187      $    399,355
        Interest expense                   (260,709)           (3,784)             (360)         (264,853)
                                       ------------      ------------      ------------      ------------
        Net investment income               127,659             6,016               827           134,502
        Net realized investment
          losses                            (15,177)               --                --           (15,177)

        Variable annuity fees               385,436            15,059                --           400,495
        Net retained commissions                 --             3,878            58,324            62,202
        Asset management fees                    --            73,922                --            73,922
        Universal life insurance
          fees, net                          20,258                --                --            20,258
        Surrender charges                    20,963                --                --            20,963
        Other fees, net                       3,832             6,708             2,419            12,959
                                       ------------      ------------      ------------      ------------
        Total fee income                    430,489            99,567            60,743           590,799

        General and administrative
          expenses                         (101,912)          (36,106)          (32,058)         (170,076)

        Amortization of deferred           (125,035)          (32,972)               --          (158,007)
          acquisition costs

        Annual commissions                  (56,473)               --                --           (56,473)

        Guaranteed minimum
          death benefits                     (1,551)               --                --            (1,551)
                                       ------------      ------------      ------------      ------------
        Pretax income before
          cumulative effect of
          accounting change            $    258,000      $     36,505      $     29,512      $    324,017
                                       ============      ============      ============      ============
        Total assets                   $ 26,908,888      $    199,075      $     81,515      $ 27,189,478
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        454      $      1,600      $      2,054
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 1999:

        Investment income              $    505,962      $      9,072      $        967      $    516,001
        Interest expense                   (354,263)           (3,085)             (389)         (357,737)
                                       ------------      ------------      ------------      ------------
        Net investment income               151,699             5,987               578           158,264
        Net realized investment
          losses                            (19,620)               --                --           (19,620)

        Variable annuity fees               296,112            10,305                --           306,417
        Net retained commissions                 --             2,012            49,027            51,039
        Asset management fees                    --            43,510                --            43,510
        Universal life insurance
          fees, net                          28,932                --                --            28,932
        Surrender charges                    17,137                --                --            17,137
        Other fees, net                       2,139             4,804              (616)            6,327
                                       ------------      ------------      ------------      ------------

        Total fee income                    344,320            60,631            48,411           453,362

        General and administrative
          expenses                          (93,921)          (23,998)          (28,378)         (146,297)

        Amortization of deferred
          acquisition costs                 (94,910)          (21,930)               --          (116,840)

        Annual commissions                  (40,760)               --                --           (40,760)

        Guaranteed minimum
          death benefits                       (386)               --                --              (386)
                                       ------------      ------------      ------------      ------------

        Pretax income before
          cumulative effect of
          accounting change            $    246,422      $     20,690      $     20,611      $    287,723
                                       ============      ============      ============      ============
        Total assets                   $ 26,649,310      $    150,966      $     74,218      $ 26,874,494
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $      2,271      $      2,728      $      4,999
                                       ============      ============      ============      ============







13.     SUBSEQUENT EVENT

               The Company has declared a distribution to its Parent, effective January 1, 2002, of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corporation ("Saamsun"). This distribution was declared subject to the approval of the Arizona Department of Insurance. In the opinion of management, subsequent to such distribution, the Company's capital and surplus will remain more than sufficient in relation to its outstanding liabilities and more than adequate relative to its financial needs, and will exceed its risk-based capital requirements by a considerable margin.

               Saamsun is comprised of the Company's asset management and broker-dealer segments. If approved, such distribution would have a material effect upon the Company's shareholders equity, reducing it by approximately $550 million in 2002. Partnerships would be reduced by approximately $440 million. Pretax income in future periods would be reduced by the earnings of the Company's asset management and broker-dealer operations, which, on a combined basis, total $35.5 million, $74.7 million, and $50.8 million for 2001, 2000, and 1999, respectively.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account
(Portion Relating to the POLARIS PLATINUM Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS PLATINUM Variable Annuity), a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at December 31, 2001, the results of each of their operations for the period from July 9, 2001 (inception) to December 31, 2001, and the changes in each of their net assets for the period from July 9, 2001 (inception) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California


March 8, 2002

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001


                                                                           Government
                                                              Capital             and                        Natural     Aggressive
                                                         Appreciation    Quality Bond          Growth      Resources         Growth
                                                            Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                                                          -----------     -----------     -----------    -----------    -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                  $ 9,418,970     $11,912,127     $ 4,017,264    $   534,887    $         0
     Investments in SunAmerica Series Trust,
        at market value                                             0               0               0              0      1,567,299
     Investments in WM Variable Trust,
        at market value                                             0               0               0              0              0
     Investments in Van Kampen Life Investment Trust,
        at market value                                             0               0               0              0              0

Liabilities                                                         0               0               0              0              0
                                                          -----------     -----------     -----------    -----------    -----------

Net Assets                                                $ 9,418,970     $11,912,127     $ 4,017,264    $   534,887    $ 1,567,299
                                                          ===========     ===========     ===========    ===========    ===========

Accumulation units outstanding                                277,868         777,460         147,537         37,307        115,034
                                                          ===========     ===========     ===========    ===========    ===========


Contracts without enhanced death benefit:

     Net Assets                                           $ 7,384,300     $ 9,260,995     $ 3,116,959    $   364,320    $ 1,012,676

     Accumulation units outstanding                           216,908         604,398         114,458         25,385         74,319

     Unit value of accumulation units                     $     33.91     $     15.32     $     27.23    $     14.35    $     13.63

Contracts with enhanced death benefit:

     Net Assets                                           $ 2,034,670     $ 2,651,132     $   900,305    $   170,567    $   554,623

     Accumulation units outstanding                            60,960         173,062          33,079         11,922         40,715

     Unit value of accumulation units                     $     33.89     $     15.32     $     27.22    $     14.31    $     13.62


                                                              Alliance      Blue Chip
                                                                Growth         Growth
                                                             Portfolio      Portfolio
                                                           -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                   $         0     $         0
     Investments in SunAmerica Series Trust,
        at market value                                      9,359,235       1,257,019
     Investments in WM Variable Trust,
        at market value                                              0               0
     Investments in Van Kampen Life Investment Trust,
        at market value                                              0               0

Liabilities                                                          0               0
                                                           -----------     -----------

Net Assets                                                 $ 9,359,235     $ 1,257,019
                                                           ===========     ===========

Accumulation units outstanding                                 288,450         187,624
                                                           ===========     ===========


Contracts without enhanced death benefit:

     Net Assets                                            $ 7,447,969     $   914,579

     Accumulation units outstanding                            229,450         136,477

     Unit value of accumulation units                      $     32.46     $      6.70

Contracts with enhanced death benefit:

     Net Assets                                            $ 1,911,266     $   342,440

     Accumulation units outstanding                             59,000          51,147

     Unit value of accumulation units                      $     32.40     $      6.70


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                 Cash      Corporate           Davis      "Dogs" of        Emerging
                                                           Management           Bond   Venture Value    Wall Street         Markets
                                                            Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                          -----------    -----------     -----------    -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                  $         0    $         0     $         0    $         0     $         0
     Investments in SunAmerica Series Trust,
        at market value                                     9,366,928      4,554,261      12,811,622      1,031,622         205,445
     Investments in WM Variable Trust,
        at market value                                             0              0               0              0               0
     Investments in Van Kampen Life Investment Trust,
        at market value                                             0              0               0              0               0

Liabilities                                                         0              0               0              0               0
                                                          -----------    -----------     -----------    -----------     -----------

Net Assets                                                $ 9,366,928    $ 4,554,261     $12,811,622    $ 1,031,622     $   205,445
                                                          ===========    ===========     ===========    ===========     ===========

Accumulation units outstanding                                717,238        326,130         489,009        106,379          31,448
                                                          ===========    ===========     ===========    ===========     ===========


Contracts without enhanced death benefit:

     Net Assets                                           $ 6,176,807    $ 2,783,463     $10,110,247    $   770,775     $   134,915

     Accumulation units outstanding                           473,064        199,210         385,797         79,435          20,649

     Unit value of accumulation units                     $     13.06    $     13.97     $     26.21    $      9.70     $      6.53

Contracts with enhanced death benefit:

     Net Assets                                           $ 3,190,121    $ 1,770,798     $ 2,701,375    $   260,847     $    70,530

     Accumulation units outstanding                           244,174        126,920         103,212         26,944          10,799

     Unit value of accumulation units                     $     13.06    $     13.95     $     26.17    $      9.68     $      6.53

                                                              Federated         Global
                                                                  Value           Bond
                                                              Portfolio      Portfolio
                                                            -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                    $         0     $         0
     Investments in SunAmerica Series Trust,
        at market value                                       2,733,160       1,186,606
     Investments in WM Variable Trust,
        at market value                                               0               0
     Investments in Van Kampen Life Investment Trust,
        at market value                                               0               0

Liabilities                                                           0               0
                                                            -----------     -----------

Net Assets                                                  $ 2,733,160     $ 1,186,606
                                                            ===========     ===========

Accumulation units outstanding                                  166,873          75,791
                                                            ===========     ===========


Contracts without enhanced death benefit:

     Net Assets                                             $ 1,800,737     $   670,491

     Accumulation units outstanding                             109,935          42,811

     Unit value of accumulation units                       $     16.38     $     15.66

Contracts with enhanced death benefit:

     Net Assets                                             $   932,423     $   516,115

     Accumulation units outstanding                              56,938          32,980

     Unit value of accumulation units                       $     16.38     $     15.65



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                             Goldman
                                                                Global         Sachs        Growth-          Growth     High-Yield
                                                              Equities      Research         Income   Opportunities           Bond
                                                             Portfolio     Portfolio      Portfolio       Portfolio      Portfolio
                                                           -----------     ---------    -----------       ---------    -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                           $ 0           $ 0            $ 0             $ 0            $ 0
     Investments in SunAmerica Series Trust,
        at market value                                      1,317,615       669,024      6,609,174         639,647      2,281,296
     Investments in WM Variable Trust,
        at market value                                              0             0              0               0              0
     Investments in Van Kampen Life Investment Trust,
        at market value                                              0             0              0               0              0

Liabilities                                                          0             0              0               0              0
                                                           -----------     ---------    -----------       ---------    -----------
Net Assets                                                 $ 1,317,615     $ 669,024    $ 6,609,174       $ 639,647    $ 2,281,296
                                                           ===========     =========    ===========       =========    ===========

Accumulation units outstanding                                  75,408        93,304        246,619         110,085        182,496
                                                           ===========     =========    ===========       =========    ===========


Contracts without enhanced death benefit:

     Net Assets                                            $ 1,029,709     $ 579,916    $ 4,967,957       $ 444,281    $ 1,216,056

     Accumulation units outstanding                             58,908        80,875        185,367          76,426         97,244

     Unit value of accumulation units                          $ 17.48        $ 7.17        $ 26.80          $ 5.81        $ 12.51

Contracts with enhanced death benefit:

     Net Assets                                              $ 287,906      $ 89,108    $ 1,641,217       $ 195,366    $ 1,065,240

     Accumulation units outstanding                             16,500        12,429         61,252          33,659         85,252

     Unit value of accumulation units                          $ 17.45        $ 7.17        $ 26.79          $ 5.80        $ 12.49

                                                           International
                                                             Diversified        International
                                                                Equities      Growth & Income
                                                               Portfolio            Portfolio
                                                               ---------          -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                             $ 0                  $ 0
     Investments in SunAmerica Series Trust,
        at market value                                          765,108            1,769,386
     Investments in WM Variable Trust,
        at market value                                                0                    0
     Investments in Van Kampen Life Investment Trust,
        at market value                                                0                    0

Liabilities                                                            0                    0
                                                               ---------          -----------
Net Assets                                                     $ 765,108          $ 1,769,386
                                                               =========          ===========

Accumulation units outstanding                                    75,091              164,605
                                                               =========          ===========


Contracts without enhanced death benefit:

     Net Assets                                                $ 350,477          $ 1,130,066

     Accumulation units outstanding                               34,310              105,112

     Unit value of accumulation units                            $ 10.22              $ 10.75

Contracts with enhanced death benefit:

     Net Assets                                                $ 414,631            $ 639,320

     Accumulation units outstanding                               40,781               59,493

     Unit value of accumulation units                            $ 10.17              $ 10.75


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                              Marsico     MFS Growth     MFS Mid-Cap      MFS Total         Putnam
                                                               Growth       & Income          Growth         Return         Growth
                                                            Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                                          -----------    -----------     -----------    -----------    -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                          $ 0            $ 0             $ 0            $ 0            $ 0
     Investments in SunAmerica Series Trust,
        at market value                                     2,430,872      2,241,349       5,179,824      9,452,844      1,818,338
     Investments in WM Variable Trust,
        at market value                                             0              0               0              0              0
     Investments in Van Kampen Life Investment Trust,
        at market value                                             0              0               0              0              0

Liabilities                                                         0              0               0              0              0
                                                          -----------    -----------     -----------    -----------    -----------

Net Assets                                                $ 2,430,872    $ 2,241,349     $ 5,179,824    $ 9,452,844    $ 1,818,338
                                                          ===========    ===========     ===========    ===========    ===========

Accumulation units outstanding                                285,430        116,656         386,434        445,559         95,354
                                                          ===========    ===========     ===========    ===========    ===========



Contracts without enhanced death benefit:

     Net Assets                                           $ 1,615,773    $ 1,545,359     $ 3,723,401    $ 7,048,047    $ 1,387,313

     Accumulation units outstanding                           189,755         80,414         277,704        332,143         72,747

     Unit value of accumulation units                          $ 8.51        $ 19.22         $ 13.41        $ 21.22        $ 19.07

Contracts with enhanced death benefit:

     Net Assets                                             $ 815,099      $ 695,990     $ 1,456,423    $ 2,404,797      $ 431,025

     Accumulation units outstanding                            95,675         36,242         108,730        113,416         22,607

     Unit value of accumulation units                          $ 8.52        $ 19.20         $ 13.40        $ 21.20        $ 19.07

                                                                    Real      SunAmerica
                                                                  Estate        Balanced
                                                               Portfolio       Portfolio
                                                             -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                             $ 0             $ 0
     Investments in SunAmerica Series Trust,
        at market value                                        1,022,694       2,577,878
     Investments in WM Variable Trust,
        at market value                                                0               0
     Investments in Van Kampen Life Investment Trust,
        at market value                                                0               0

Liabilities                                                            0               0
                                                             -----------     -----------

Net Assets                                                   $ 1,022,694     $ 2,577,878
                                                             ===========     ===========

Accumulation units outstanding                                    90,245         171,806
                                                             ===========     ===========



Contracts without enhanced death benefit:

     Net Assets                                                $ 668,620     $ 1,884,891

     Accumulation units outstanding                               58,962         125,620

     Unit value of accumulation units                            $ 11.34         $ 15.00

Contracts with enhanced death benefit:

     Net Assets                                                $ 354,074       $ 692,987

     Accumulation units outstanding                               31,283          46,186

     Unit value of accumulation units                            $ 11.32         $ 15.00


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                             Telecom       Worldwide                   Conservative
                                                            Technology       Utility     High Income       Balanced          Growth
                                                             Portfolio     Portfolio       Portfolio      Portfolio       Portfolio
                                                           -----------   -----------     -----------    -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                           $ 0           $ 0             $ 0            $ 0             $ 0
     Investments in SunAmerica Series Trust,
        at market value                                        895,067       467,031         563,989              0               0
     Investments in WM Variable Trust,
        at market value                                              0             0               0      1,156,540       1,195,606
     Investments in Van Kampen Life Investment Trust,
        at market value                                              0             0               0              0               0

Liabilities                                                          0             0               0              0               0
                                                           -----------   -----------     -----------    -----------     -----------

Net Assets                                                   $ 895,067     $ 467,031       $ 563,989    $ 1,156,540     $ 1,195,606
                                                           ===========   ===========     ===========    ===========     ===========

Accumulation units outstanding                                 259,458        40,577          39,467        153,450         150,654
                                                           ===========   ===========     ===========    ===========     ===========


Contracts without enhanced death benefit:

     Net Assets                                              $ 596,767     $ 321,505       $ 118,472      $ 947,118       $ 855,596

     Accumulation units outstanding                            173,009        27,940           8,284        125,651         107,894

     Unit value of accumulation units                           $ 3.45       $ 11.51         $ 14.30         $ 7.54          $ 7.93

Contracts with enhanced death benefit:

     Net Assets                                              $ 298,300     $ 145,526       $ 445,517      $ 209,422       $ 340,010

     Accumulation units outstanding                             86,449        12,637          31,183         27,799          42,760

     Unit value of accumulation units                           $ 3.45       $ 11.52         $ 14.29         $ 7.53          $ 7.95

                                                              Strategic
                                                                 Growth        Comstock
                                                              Portfolio       Portfolio
                                                            -----------     -----------
Assets:
     Investments in Anchor Series Trust,
         at market value                                            $ 0             $ 0
     Investments in SunAmerica Series Trust,
        at market value                                               0               0
     Investments in WM Variable Trust,
        at market value                                         486,390               0
     Investments in Van Kampen Life Investment Trust,
        at market value                                               0         950,629

Liabilities                                                           0               0
                                                            -----------     -----------

Net Assets                                                    $ 486,390       $ 950,629
                                                            ===========     ===========

Accumulation units outstanding                                   55,374          92,910
                                                            ===========     ===========


Contracts without enhanced death benefit:

     Net Assets                                               $ 165,743       $ 656,499

     Accumulation units outstanding                              18,868          64,170

     Unit value of accumulation units                            $ 8.78         $ 10.23

Contracts with enhanced death benefit:

     Net Assets                                               $ 320,647       $ 294,130

     Accumulation units outstanding                              36,506          28,740

     Unit value of accumulation units                            $ 8.78         $ 10.23


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                    Emerging       Growth &
                                                                      Growth         Income
                                                                   Portfolio      Portfolio           TOTAL
                                                                   ---------      ---------    ------------

Assets:
     Investments in Anchor Series Trust,
         at market value                                           $       0      $       0    $ 25,883,248
     Investments in SunAmerica Series Trust,
        at market value                                                    0              0      84,774,333
     Investments in WM Variable Trust,
        at market value                                                    0              0       2,838,536
     Investments in Van Kampen Life Investment Trust,
        at market value                                              258,489        148,219       1,357,337

Liabilities                                                                0              0               0
                                                                   ---------      ---------    ------------

Net Assets                                                         $ 258,489      $ 148,219    $114,853,454
                                                                   =========      =========    ============

Accumulation units outstanding                                        24,787         14,071
                                                                   =========      =========


Contracts without enhanced death benefit:

     Net Assets                                                    $ 202,352      $ 131,778

     Accumulation units outstanding                                   19,408         12,511

     Unit value of accumulation units                              $   10.43      $   10.53

Contracts with enhanced death benefit:

     Net Assets                                                    $  56,137      $  16,441

     Accumulation units outstanding                                    5,379          1,560

     Unit value of accumulation units                              $   10.44      $   10.54


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001

                                                                    Market Value             Market
Variable Accounts                                        Shares        Per Share              Value               Cost
----------------------------------------------------------------------------------------------------------------------

ANCHOR SERIES TRUST:
   Capital Appreciation Portfolio                       318,211     $      29.60       $  9,418,970       $  9,209,123
   Government and Quality Bond Portfolio                806,770            14.77         11,912,127         12,007,812
   Growth Portfolio                                     161,017            24.95          4,017,264          3,929,919
   Natural Resources Portfolio                           30,316            17.64            534,887            504,468
                                                                                       ------------       ------------
                                                                                         25,883,248         25,651,322
                                                                                       ------------       ------------
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio                          173,143             9.05          1,567,299          1,661,521
   Alliance Growth Portfolio                            458,892            20.40          9,359,235          9,231,105
   Blue Chip Growth Portfolio                           182,778             6.88          1,257,019          1,246,039
   Cash Management Portfolio                            848,199            11.04          9,366,928          9,414,702
   Corporate Bond Portfolio                             410,879            11.08          4,554,261          4,623,545
   Davis Venture Value Portfolio                        602,683            21.26         12,811,622         12,929,635
   "Dogs" of Wall Street Portfolio                      110,383             9.35          1,031,622          1,004,647
   Emerging Markets Portfolio                            31,068             6.61            205,445            189,209
   Federated Value Portfolio                            180,488            15.14          2,733,160          2,662,361
   Global Bond Portfolio                                111,896            10.60          1,186,606          1,216,734
   Global Equities Portfolio                            117,706            11.19          1,317,615          1,295,374
   Goldman Sachs Research Portfolio                      91,663             7.30            669,024            655,511
   Growth-Income Portfolio                              297,780            22.19          6,609,174          6,538,351
   Growth Opportunities Portfolio                       108,503             5.90            639,647            613,955
   High-Yield Bond Portfolio                            327,523             6.97          2,281,296          2,337,493
   International Diversified Equities Portfolio         100,688             7.60            765,108            765,408
   International Growth & Income Portfolio              186,902             9.47          1,769,386          1,751,200
   Marsico Growth Portfolio                             281,912             8.62          2,430,872          2,347,776
   MFS Growth & Income Portfolio                        203,930            10.99          2,241,349          2,240,958
   MFS Mid-Cap Growth Portfolio                         472,974            10.95          5,179,824          5,161,252
   MFS Total Return Portfolio                           611,112            15.47          9,452,844          9,369,758
   Putnam Growth Portfolio                              118,445            15.35          1,818,338          1,808,124
   Real Estate Portfolio                                 94,637            10.81          1,022,694            992,841
   SunAmerica Balanced Portfolio                        179,753            14.34          2,577,878          2,593,861
   Technology Portfolio                                 253,495             3.53            895,067            828,007
   Telecom Utility Portfolio                             44,689            10.45            467,031            477,939
   Worldwide High Income Portfolio                       74,070             7.61            563,989            563,486
                                                                                       ------------       ------------
                                                                                         84,774,333         84,520,792
                                                                                       ------------       ------------
WM VARIABLE TRUST:
   Balanced Portfolio                                    83,144            13.91          1,156,540          1,124,898
   Conservative Growth Portfolio                         80,404            14.87          1,195,606          1,175,141
   Strategic Growth Portfolio                            29,568            16.45            486,390            472,648
                                                                                       ------------       ------------
                                                                                          2,838,536          2,772,687
                                                                                       ------------       ------------
VAN KAMPEN LIFE INVESTMENT TRUST:
   Comstock Portfolio                                    83,462            11.39            950,629            943,251
   Emerging Growth Portfolio                              9,134            28.30            258,489            254,788
   Growth & Income Portfolio                              9,334            15.88            148,219            146,002
                                                                                       ------------       ------------
                                                                                          1,357,337          1,344,041
                                                                                       ------------       ------------
                                                                                       $114,853,454       $114,288,842
                                                                                       ============       ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001


                                                          Government
                                              Capital            and                 Natural   Aggressive    Alliance   Blue Chip
                                         Appreciation   Quality Bond      Growth   Resources       Growth      Growth      Growth
                                            Portfolio      Portfolio   Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                         -----------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
     distributions                          $ 279,805      $  39,868   $  69,701    $  3,431   $ 143,968    $ 237,660    $     99
                                         -----------------------------------------------------------------------------------------
      Total investment income                 279,805         39,868      69,701       3,431     143,968      237,660          99
                                         -----------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (19,324)       (24,386)     (8,568)     (1,294)     (4,137)     (19,323)     (2,836)
   Distribution expense charge                 (2,025)        (2,564)       (907)       (130)       (428)      (2,023)       (295)
                                         -----------------------------------------------------------------------------------------
      Total expenses                          (21,349)       (26,950)     (9,475)     (1,424)     (4,565)     (21,346)     (3,131)
                                         -----------------------------------------------------------------------------------------

Net investment income (loss)                  258,456         12,918      60,226       2,007     139,403      216,314      (3,032)
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                   78,884        668,301     111,355      22,426     118,257        3,873      38,688
   Cost of shares sold                        (76,980)      (679,112)   (113,675)    (21,652)   (136,550)      (3,829)    (39,116)
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                       1,904        (10,811)     (2,320)        774     (18,293)          44        (428)
                                         -----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                              0              0           0           0           0            0           0
   End of period                              209,847        (95,685)     87,345      30,419     (94,222)     128,130      10,980
                                         -----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments               209,847        (95,685)     87,345      30,419     (94,222)     128,130      10,980
                                         -----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                           $ 470,207      $ (93,578)  $ 145,251    $ 33,200   $  26,888    $ 344,488    $  7,520
                                         =========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                 Cash   Corporate           Davis     "Dogs" of    Emerging   Federated      Global
                                           Management        Bond   Venture Value   Wall Street     Markets       Value        Bond
                                            Portfolio   Portfolio       Portfolio     Portfolio   Portfolio   Portfolio   Portfolio
                                         -------------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
     distributions                       $    155,700    $ 67,266       $ 601,098      $  4,746    $  1,152   $  31,529   $  31,799
                                         -------------------------------------------------------------------------------------------
      Total investment income                 155,700      67,266         601,098         4,746       1,152      31,529      31,799
                                         -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (28,013)    (10,584)        (27,916)       (1,941)       (531)     (6,506)     (2,612)
   Distribution expense charge                 (2,845)     (1,083)         (2,927)         (202)        (54)       (663)       (263)
                                         -------------------------------------------------------------------------------------------
      Total expenses                          (30,858)    (11,667)        (30,843)       (2,143)       (585)     (7,169)     (2,875)
                                         -------------------------------------------------------------------------------------------

Net investment income (loss)                  124,842      55,599         570,255         2,603         567      24,360      28,924
                                         -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold               13,291,229      22,550          14,816        58,514      47,699     211,329     120,235
   Cost of shares sold                    (13,362,157)    (22,727)        (15,631)      (59,488)    (46,835)   (215,386)   (122,695)
                                         -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                     (70,928)       (177)           (815)         (974)        864      (4,057)     (2,460)
                                         -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                              0           0               0             0           0           0           0
   End of period                              (47,774)    (69,284)       (118,013)       26,975      16,236      70,799     (30,128)
                                         -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments               (47,774)    (69,284)       (118,013)       26,975      16,236      70,799     (30,128)
                                         -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                        $      6,140    $(13,862)      $ 451,427      $ 28,604    $ 17,667   $  91,102   $  (3,664)
                                         ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                      Goldman                                          International  International
                                            Global      Sachs      Growth-         Growth  High-Yield    Diversified       Growth &
                                          Equities   Research       Income  Opportunities        Bond       Equities        Income
                                         Portfolio  Portfolio    Portfolio      Portfolio   Portfolio      Portfolio      Portfolio
                                       ---------------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
     distributions                     $   102,112   $      0   $  120,532       $     31    $ 67,997    $    13,960    $    40,698
                                       ---------------------------------------------------------------------------------------------
      Total investment income              102,112          0      120,532             31      67,997         13,960         40,698
                                       ---------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge        (3,239)    (1,522)     (16,478)        (1,641)     (4,542)        (1,797)        (4,760)
   Distribution expense charge                (343)      (163)      (1,725)          (169)       (458)          (183)          (491)
                                       ---------------------------------------------------------------------------------------------
      Total expenses                        (3,582)    (1,685)     (18,203)        (1,810)     (5,000)        (1,980)        (5,251)
                                       ---------------------------------------------------------------------------------------------

Net investment income (loss)                98,530     (1,685)     102,329         (1,779)     62,997         11,980         35,447
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold             3,464,454     26,565    1,013,594         48,056      17,674      2,732,090      5,566,278
   Cost of shares sold                  (3,538,501)   (27,563)    (973,572)       (47,945)    (18,955)    (2,732,041)    (5,568,401)
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                  (74,047)      (998)      40,022            111      (1,281)            49         (2,123)
                                       ---------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                           0          0            0              0           0              0              0
   End of period                            22,241     13,513       70,823         25,692     (56,197)          (300)        18,186
                                       ---------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments           22,241     13,513       70,823         25,692     (56,197)          (300)        18,186
                                       ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $    46,724   $ 10,830   $  213,174       $ 24,024    $  5,519    $    11,729    $    51,510
                                       =============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                         Marsico    MFS Growth    MFS Mid-Cap    MFS Total       Putnam         Real    SunAmerica
                                          Growth      & Income         Growth       Return       Growth       Estate      Balanced
                                       Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                       --------------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
     distributions                     $   2,535     $  45,060      $ 322,454    $ 124,952    $  17,490    $  10,020     $  41,045
                                       --------------------------------------------------------------------------------------------
      Total investment income              2,535        45,060        322,454      124,952       17,490       10,020        41,045
                                       --------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge      (6,321)       (5,803)       (11,887)     (20,014)      (4,029)      (2,377)       (5,771)
   Distribution expense charge              (656)         (602)        (1,229)      (2,092)        (423)        (244)         (594)
                                       --------------------------------------------------------------------------------------------
      Total expenses                      (6,977)       (6,405)       (13,116)     (22,106)      (4,452)      (2,621)       (6,365)
                                       --------------------------------------------------------------------------------------------

Net investment income (loss)              (4,442)       38,655        309,338      102,846       13,038        7,399        34,680
                                       --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold              17,786        45,901         32,946       48,721      188,098       73,308        83,521
   Cost of shares sold                   (16,987)      (47,698)       (38,555)     (48,606)    (191,008)     (73,898)      (90,292)
                                       --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    799        (1,797)        (5,609)         115       (2,910)        (590)       (6,771)
                                       --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                         0             0              0            0            0            0             0
   End of period                          83,096           391         18,572       83,086       10,214       29,853       (15,983)
                                       --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           83,096           391         18,572       83,086       10,214       29,853       (15,983)
                                       --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $  79,453     $  37,249      $ 322,301    $ 186,047    $  20,342    $  36,662     $  11,926
                                       ============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                       Telecom      Worldwide              Conservative      Strategic
                                       Technology      Utility    High Income     Balanced       Growth         Growth     Comstock
                                        Portfolio    Portfolio      Portfolio    Portfolio    Portfolio      Portfolio    Portfolio
                                       ---------------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
     distributions                      $       0    $   3,956      $   6,995    $       0    $       0      $       0    $       0
                                       ---------------------------------------------------------------------------------------------
      Total investment income                   0        3,956          6,995            0            0              0            0
                                       ---------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge       (2,268)      (1,117)        (1,074)      (2,258)      (2,239)          (767)        (951)
   Distribution expense charge               (233)        (116)          (103)        (239)        (228)           (76)         (98)
                                       ---------------------------------------------------------------------------------------------
      Total expenses                       (2,501)      (1,233)        (1,177)      (2,497)      (2,467)          (843)      (1,049)
                                       ---------------------------------------------------------------------------------------------

Net investment income (loss)               (2,501)       2,723          5,818       (2,497)      (2,467)          (843)      (1,049)
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold               25,784       55,628          4,224       30,620      182,782         25,225          950
   Cost of shares sold                    (24,025)     (57,258)        (4,251)     (30,075)    (186,708)       (26,141)        (954)
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                   1,759       (1,630)           (27)         545       (3,926)          (916)          (4)
                                       ---------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                          0            0              0            0            0              0            0
   End of period                           67,060      (10,908)           503       31,642       20,465         13,742        7,378
                                       ---------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            67,060      (10,908)           503       31,642       20,465         13,742        7,378
                                       ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  66,318    $  (9,815)     $   6,294    $  29,690    $  14,072      $  11,983    $   6,325
                                       =============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                          Emerging     Growth &
                                            Growth       Income
                                         Portfolio    Portfolio           TOTAL
                                         ---------------------------------------
Investment income:
   Dividends and capital gains
     distributions                       $       0    $       0    $  2,587,659
                                         ---------------------------------------
      Total investment income                    0            0       2,587,659
                                         ---------------------------------------

Expenses:
   Mortality and expense risk charge          (287)        (110)       (259,223)
   Distribution expense charge                 (31)         (12)        (26,917)
                                         ---------------------------------------
      Total expenses                          (318)        (122)       (286,140)
                                         ---------------------------------------

Net investment income (loss)                  (318)        (122)      2,301,519
                                         ---------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                   152           69      28,492,582
   Cost of shares sold                        (150)         (69)    (28,659,486)
                                         ---------------------------------------

Net realized gains (losses) from
  securities transactions                        2            0        (166,904)
                                         ---------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                           0            0               0
   End of period                             3,701        2,217         564,612
                                         ---------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments              3,701        2,217         564,612
                                         ---------------------------------------

Increase (decrease) in net assets
  from operations                        $   3,385    $   2,095    $  2,699,227
                                         ======================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                         Government
                                             Capital            and                  Natural   Aggressive     Alliance    Blue Chip
                                        Appreciation   Quality Bond      Growth    Resources       Growth       Growth       Growth
                                           Portfolio      Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                        --------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)         $    258,456   $     12,918   $   60,226   $   2,007   $  139,403   $  216,314   $   (3,032)
   Net realized gains (losses) from
      securities transactions                  1,904        (10,811)      (2,320)        774      (18,293)          44         (428)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            209,847        (95,685)      87,345      30,419      (94,222)     128,130       10,980
                                        --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations                        470,207        (93,578)     145,251      33,200       26,888      344,488        7,520
                                        --------------------------------------------------------------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold            4,812,845      7,129,843    2,207,529     246,228      768,971    4,790,490      579,785
   Cost of units redeemed                    (14,746)       (62,263)      (9,898)     (4,048)      (1,554)     (29,274)        (584)
   Net transfers                           2,249,388      2,276,647      805,924     101,124      233,121    2,444,102      324,149
                                        --------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions                 7,047,487      9,344,227    3,003,555     343,304    1,000,538    7,205,318      903,350
                                        --------------------------------------------------------------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold            1,287,448      2,204,653      560,022     139,208      434,567    1,301,462      290,764
   Cost of units redeemed                     (3,244)        (5,473)     (15,835)          0       (4,340)     (17,316)         (87)
   Net transfers                             617,072        462,298      324,271      19,175      109,646      525,283       55,472
                                        --------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions                 1,901,276      2,661,478      868,458     158,383      539,873    1,809,429      346,149
                                        --------------------------------------------------------------------------------------------

Total increase in net assets from
   capital transactions                    8,948,763     12,005,705    3,872,013     501,687    1,540,411    9,014,747    1,249,499
                                        --------------------------------------------------------------------------------------------

Increase in net assets                     9,418,970     11,912,127    4,017,264     534,887    1,567,299    9,359,235    1,257,019
Net assets at beginning of period                  0              0            0           0            0            0            0
                                        --------------------------------------------------------------------------------------------
Net assets at end of period             $  9,418,970   $ 11,912,127   $4,017,264   $ 534,887   $1,567,299   $9,359,235   $1,257,019
                                        ============================================================================================

ANALYSIS OF INCREASE IN
   UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                                148,737        461,448       84,372      18,252       56,856      153,361       88,205
   Units redeemed                               (453)        (4,049)        (376)       (303)        (118)        (927)         (88)
   Units transferred                          68,624        146,999       30,462       7,436       17,581       77,016       48,360
                                        --------------------------------------------------------------------------------------------
Increase in units outstanding                216,908        604,398      114,458      25,385       74,319      229,450      136,477
Beginning units                                    0              0            0           0            0            0            0
                                        --------------------------------------------------------------------------------------------
Ending units                                 216,908        604,398      114,458      25,385       74,319      229,450      136,477
                                        ============================================================================================
Contracts with enhanced death
   benefit:
   Units sold                                 41,664        143,378       21,241      10,464       32,729       42,719       42,774
   Units redeemed                                (98)          (357)        (575)          0         (322)        (530)         (13)
   Units transferred                          19,394         30,041       12,413       1,458        8,308       16,811        8,386
                                        --------------------------------------------------------------------------------------------
Increase in units outstanding                 60,960        173,062       33,079      11,922       40,715       59,000       51,147
Beginning units                                    0              0            0           0            0            0            0
                                        --------------------------------------------------------------------------------------------
Ending units                                  60,960        173,062       33,079      11,922       40,715       59,000       51,147
                                        ============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                              Cash    Corporate           Davis     "Dogs" of    Emerging    Federated       Global
                                        Management         Bond   Venture Value   Wall Street     Markets        Value         Bond
                                         Portfolio    Portfolio       Portfolio     Portfolio   Portfolio    Portfolio    Portfolio
                                       ---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)        $   124,842   $   55,599    $    570,255   $     2,603   $     567   $   24,360   $   28,924
   Net realized gains (losses) from
      securities transactions              (70,928)        (177)           (815)         (974)        864       (4,057)      (2,460)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       (47,774)     (69,284)       (118,013)       26,975      16,236       70,799      (30,128)
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations                        6,140      (13,862)        451,427        28,604      17,667       91,102       (3,664)
                                       ---------------------------------------------------------------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold          7,249,638    1,715,100       6,734,926       603,796      89,125      976,708      489,128
   Cost of units redeemed                  (12,357)     (34,584)        (33,458)       (4,124)       (267)     (16,756)      (1,017)
   Net transfers                        (1,063,491)   1,110,530       3,064,300       149,560      34,957      777,879      183,533
                                       ---------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions               6,173,790    2,791,046       9,765,768       749,232     123,815    1,737,831      671,644
                                       ---------------------------------------------------------------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold          4,085,192    1,303,843       1,789,820       213,486      53,130      785,873      486,914
   Cost of units redeemed                  (48,686)      (4,670)         (4,738)            0           0       (3,756)      (1,418)
   Net transfers                          (849,508)     477,904         809,345        40,300      10,833      122,110       33,130
                                       ---------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions               3,186,998    1,777,077       2,594,427       253,786      63,963      904,227      518,626
                                       ---------------------------------------------------------------------------------------------

Total increase in net assets from
   capital transactions                  9,360,788    4,568,123      12,360,195     1,003,018     187,778    2,642,058    1,190,270
                                       ---------------------------------------------------------------------------------------------

Increase in net assets                   9,366,928    4,554,261      12,811,622     1,031,622     205,445    2,733,160    1,186,606
Net assets at beginning of period                0            0               0             0           0            0            0
                                       ---------------------------------------------------------------------------------------------
Net assets at end of period            $ 9,366,928   $4,554,261    $ 12,811,622   $ 1,031,622   $ 205,445   $2,733,160   $1,186,606
                                       =============================================================================================

ANALYSIS OF INCREASE IN
   UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                              555,498      122,332         266,128        64,611      14,855       62,222       31,204
   Units redeemed                             (946)      (2,466)         (1,318)         (447)        (45)      (1,043)         (64)
   Units transferred                       (81,488)      79,344         120,987        15,271       5,839       48,756       11,671
                                       ---------------------------------------------------------------------------------------------
Increase in units outstanding              473,064      199,210         385,797        79,435      20,649      109,935       42,811
Beginning units                                  0            0               0             0           0            0            0
                                       ---------------------------------------------------------------------------------------------
Ending units                               473,064      199,210         385,797        79,435      20,649      109,935       42,811
                                       =============================================================================================
Contracts with enhanced death
   benefit:
   Units sold                              312,893       93,102          71,064        22,675       8,992       49,274       30,968
   Units redeemed                           (3,727)        (335)           (190)            0           0         (230)         (90)
   Units transferred                       (64,992)      34,153          32,338         4,269       1,807        7,894        2,102
                                       ---------------------------------------------------------------------------------------------
Increase in units outstanding              244,174      126,920         103,212        26,944      10,799       56,938       32,980
Beginning units                                  0            0               0             0           0            0            0
                                       ---------------------------------------------------------------------------------------------
Ending units                               244,174      126,920         103,212        26,944      10,799       56,938       32,980
                                       =============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                     Goldman                                           International  International
                                          Global       Sachs      Growth-         Growth   High-Yield    Diversified       Growth &
                                        Equities    Research       Income  Opportunities         Bond       Equities         Income
                                       Portfolio   Portfolio    Portfolio      Portfolio    Portfolio      Portfolio      Portfolio
                                      ----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)       $   98,530   $  (1,685)  $  102,329      $  (1,779)  $   62,997      $  11,980    $    35,447
   Net realized gains (losses) from
      securities transactions            (74,047)       (998)      40,022            111       (1,281)            49         (2,123)
   Change in net unrealized
      appreciation (depreciation)
      of investments                      22,241      13,513       70,823         25,692      (56,197)          (300)        18,186
                                      ----------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations                     46,724      10,830      213,174         24,024        5,519         11,729         51,510
                                      ----------------------------------------------------------------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold          876,305     384,454    3,402,098        314,660      718,047        248,112        902,807
   Cost of units redeemed                 (2,474)     (1,163)     (28,478)        (1,530)      (3,803)          (193)        (2,038)
   Net transfers                         123,230     188,444    1,426,844        112,577      498,813         87,689        177,537
                                      ----------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions               997,061     571,735    4,800,464        425,707    1,213,057        335,608      1,078,306
                                      ----------------------------------------------------------------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold          136,397      40,662    1,056,739        147,593      879,929        335,369        527,687
   Cost of units redeemed                 (1,847)          0      (16,693)        (2,677)      (1,558)          (846)          (938)
   Net transfers                         139,280      45,797      555,490         45,000      184,349         83,248        112,821
                                      ----------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions               273,830      86,459    1,595,536        189,916    1,062,720        417,771        639,570
                                      ----------------------------------------------------------------------------------------------

Total increase in net assets from
   capital transactions                1,270,891     658,194    6,396,000        615,623    2,275,777        753,379      1,717,876
                                      ----------------------------------------------------------------------------------------------

Increase in net assets                 1,317,615     669,024    6,609,174        639,647    2,281,296        765,108      1,769,386
Net assets at beginning of period              0           0            0              0            0              0              0
                                      ----------------------------------------------------------------------------------------------
Net assets at end of period           $1,317,615   $ 669,024   $6,609,174      $ 639,647   $2,281,296      $ 765,108    $ 1,769,386
                                      ==============================================================================================

ANALYSIS OF INCREASE IN
   UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                             51,165      53,641      129,474         56,449       57,591         24,174         84,998
   Units redeemed                           (143)       (165)      (1,066)          (263)        (302)           (19)          (192)
   Units transferred                       7,886      27,399       56,959         20,240       39,955         10,155         20,306
                                      ----------------------------------------------------------------------------------------------
Increase in units outstanding             58,908      80,875      185,367         76,426       97,244         34,310        105,112
Beginning units                                0           0            0              0            0              0              0
                                      ----------------------------------------------------------------------------------------------
Ending units                              58,908      80,875      185,367         76,426       97,244         34,310        105,112
                                      ==============================================================================================
Contracts with enhanced death
   benefit:
   Units sold                              8,341       5,969       40,508         26,247       70,596         32,667         48,877
   Units redeemed                           (106)          0         (612)          (451)        (125)           (84)           (89)
   Units transferred                       8,265       6,460       21,356          7,863       14,781          8,198         10,705
                                      ----------------------------------------------------------------------------------------------
Increase in units outstanding             16,500      12,429       61,252         33,659       85,252         40,781         59,493
Beginning units                                0           0            0              0            0              0              0
                                      ----------------------------------------------------------------------------------------------
Ending units                              16,500      12,429       61,252         33,659       85,252         40,781         59,493
                                      ==============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                          Marsico    MFS Growth    MFS Mid-Cap    MFS Total       Putnam         Real    SunAmerica
                                           Growth      & Income         Growth       Return       Growth       Estate      Balanced
                                        Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                       ---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (4,442)   $   38,655     $  309,338   $  102,846   $   13,038   $    7,399    $   34,680
   Net realized gains (losses) from
      securities transactions                 799        (1,797)        (5,609)         115       (2,910)        (590)       (6,771)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       83,096           391         18,572       83,086       10,214       29,853       (15,983)
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations                      79,453        37,249        322,301      186,047       20,342       36,662        11,926
                                       ---------------------------------------------------------------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold         1,030,682     1,160,968      2,113,563    4,834,256    1,050,313      290,926     1,454,002
   Cost of units redeemed                  (7,636)       (2,967)        (6,648)     (64,210)      (3,652)        (383)       (7,779)
   Net transfers                          538,263       359,531      1,415,539    2,147,004      326,188      352,891       435,584
                                       ---------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions              1,561,309     1,517,532      3,522,454    6,917,050    1,372,849      643,434     1,881,807
                                       ---------------------------------------------------------------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold           644,191       489,445        972,181    1,648,959      302,451      257,804       479,179
   Cost of units redeemed                  (3,331)       (1,207)       (15,271)      (3,381)      (2,781)      (2,951)       (7,378)
   Net transfers                          149,250       198,330        378,159      704,169      125,477       87,745       212,344
                                       ---------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions                790,110       686,568      1,335,069    2,349,747      425,147      342,598       684,145
                                       ---------------------------------------------------------------------------------------------

Total increase in net assets from
   capital transactions                 2,351,419     2,204,100      4,857,523    9,266,797    1,797,996      986,032     2,565,952
                                       ---------------------------------------------------------------------------------------------

Increase in net assets                  2,430,872     2,241,349      5,179,824    9,452,844    1,818,338    1,022,694     2,577,878
Net assets at beginning of period               0             0              0            0            0            0             0
                                       ---------------------------------------------------------------------------------------------
Net assets at end of period            $2,430,872    $2,241,349     $5,179,824   $9,452,844   $1,818,338   $1,022,694    $2,577,878
`                                      =============================================================================================

ANALYSIS OF INCREASE IN
   UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                             125,323        61,579        168,304      232,001       55,401       26,560        97,067
   Units redeemed                            (929)         (155)          (533)      (3,092)        (195)         (35)         (519)
   Units transferred                       65,361        18,990        109,933      103,234       17,541       32,437        29,072
                                       ---------------------------------------------------------------------------------------------
Increase in units outstanding             189,755        80,414        277,704      332,143       72,747       58,962       125,620
Beginning units                                 0             0              0            0            0            0             0
                                       ---------------------------------------------------------------------------------------------
Ending units                              189,755        80,414        277,704      332,143       72,747       58,962       125,620
`                                      =============================================================================================
Contracts with enhanced death
   benefit:
   Units sold                              78,065        25,780         79,689       79,656       16,066       23,456        32,460
   Units redeemed                            (394)          (63)        (1,136)        (161)        (146)        (263)         (497)
   Units transferred                       18,004        10,525         30,177       33,921        6,687        8,090        14,223
                                       ---------------------------------------------------------------------------------------------
Increase in units outstanding              95,675        36,242        108,730      113,416       22,607       31,283        46,186
Beginning units                                 0             0              0            0            0            0             0
                                       ---------------------------------------------------------------------------------------------
Ending units                               95,675        36,242        108,730      113,416       22,607       31,283        46,186
                                       =============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                       Telecom     Worldwide                Conservative    Strategic
                                       Technology      Utility   High Income     Balanced         Growth       Growth     Comstock
                                        Portfolio    Portfolio     Portfolio    Portfolio      Portfolio    Portfolio    Portfolio
                                       --------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (2,501)   $   2,723     $   5,818   $   (2,497)    $   (2,467)   $    (843)   $  (1,049)
   Net realized gains (losses) from
      securities transactions               1,759       (1,630)          (27)         545         (3,926)        (916)          (4)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       67,060      (10,908)          503       31,642         20,465       13,742        7,378
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations                      66,318       (9,815)        6,294       29,690         14,072       11,983        6,325
                                       --------------------------------------------------------------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold           435,252      306,150        78,331      760,592        739,024      141,971      482,167
   Cost of units redeemed                    (651)      (4,649)         (630)      (5,583)       (33,054)           0         (465)
   Net transfers                          106,668       26,513        38,634      167,871        141,665       19,708      169,163
                                       --------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions                541,269      328,014       116,335      922,880        847,635      161,679      650,865
                                       --------------------------------------------------------------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold           213,419       81,915       413,200      146,396        159,196      257,726      291,936
   Cost of units redeemed                       0          (45)         (860)         (25)        (7,197)      (2,139)      (1,678)
   Net transfers                           74,061       66,962        29,020       57,599        181,900       57,141        3,181
                                       --------------------------------------------------------------------------------------------
   Increase in net assets from
      capital transactions                287,480      148,832       441,360      203,970        333,899      312,728      293,439
                                       --------------------------------------------------------------------------------------------

Total increase in net assets from
   capital transactions                   828,749      476,846       557,695    1,126,850      1,181,534      474,407      944,304
                                       --------------------------------------------------------------------------------------------

Increase in net assets                    895,067      467,031       563,989    1,156,540      1,195,606      486,390      950,629
Net assets at beginning of period               0            0             0            0              0            0            0
                                       --------------------------------------------------------------------------------------------
Net assets at end of period             $ 895,067    $ 467,031     $ 563,989   $1,156,540     $1,195,606    $ 486,390    $ 950,629
                                       ============================================================================================

ANALYSIS OF INCREASE IN
   UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                             140,409       25,988         5,590      103,274         91,462       16,513       47,526
   Units redeemed                            (192)        (388)          (44)        (237)          (566)           0          (46)
   Units transferred                       32,792        2,340         2,738       22,614         16,998        2,355       16,690
                                       --------------------------------------------------------------------------------------------
Increase in units outstanding             173,009       27,940         8,284      125,651        107,894       18,868       64,170
Beginning units                                 0            0             0            0              0            0            0
                                       --------------------------------------------------------------------------------------------
Ending units                              173,009       27,940         8,284      125,651        107,894       18,868       64,170
                                       ============================================================================================
Contracts with enhanced death
   benefit:
   Units sold                              65,001        6,897        29,190       19,972         19,124       30,027       28,586
   Units redeemed                               0           (4)          (60)          (3)            (9)        (222)        (158)
   Units transferred                       21,448        5,744         2,053        7,830         23,645        6,701          312
                                       --------------------------------------------------------------------------------------------
Increase in units outstanding              86,449       12,637        31,183       27,799         42,760       36,506       28,740
Beginning units                                 0            0             0            0              0            0            0
                                       --------------------------------------------------------------------------------------------
Ending units                               86,449       12,637        31,183       27,799         42,760       36,506       28,740
                                       ============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (Portion Relating to the POLARIS PLATINUM Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                         Emerging     Growth &
                                           Growth       Income
                                        Portfolio    Portfolio           TOTAL
                                        ---------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)         $    (318)   $    (122)   $  2,301,519
   Net realized gains (losses) from
      securities transactions                   2            0        (166,904)
   Change in net unrealized
      appreciation (depreciation)
      of investments                        3,701        2,217         564,612
                                        ---------------------------------------
   Increase (decrease) in net assets
      from operations                       3,385        2,095       2,699,227
                                        ---------------------------------------

From capital transactions without
   enhanced death benefit:
   Net proceeds from units sold           158,648      122,971      60,400,411
   Cost of units redeemed                       0            0        (402,916)
   Net transfers                           40,378        6,861      21,599,318
                                        ---------------------------------------
   Increase in net assets from
      capital transactions                199,026      129,832      81,596,813
                                        ---------------------------------------

From capital transactions with
   enhanced death benefit:
   Net proceeds from units sold            55,276       14,890      24,488,922
   Cost of units redeemed                       0            0        (182,366)
   Net transfers                              802        1,402       6,250,858
                                        ---------------------------------------
   Increase in net assets from
      capital transactions                 56,078       16,292      30,557,414
                                        ---------------------------------------

Total increase in net assets from
   capital transactions                   255,104      146,124     112,154,227
                                        ---------------------------------------

Increase in net assets                    258,489      148,219     114,853,454
Net assets at beginning of period               0            0               0
                                        ---------------------------------------
Net assets at end of period             $ 258,489    $ 148,219    $114,853,454
                                        =======================================

ANALYSIS OF INCREASE
   IN UNITS OUTSTANDING:
Contracts without enhanced death
   benefit:
   Units sold                              15,450       11,854
   Units redeemed                               0            0
   Units transferred                        3,958          657
                                        -----------------------
Increase in units outstanding              19,408       12,511
Beginning units                                 0            0
                                        -----------------------
Ending units                               19,408       12,511
                                        =======================
Contracts with enhanced death
   benefit:
   Units sold                               5,302        1,426
   Units redeemed                               0            0
   Units transferred                           77          134
                                        -----------------------
Increase in units outstanding               5,379        1,560
Beginning units                                 0            0
                                        -----------------------
Ending units                                5,379        1,560
                                        =======================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Variable Separate Account (Portion Relating to the POLARIS PLATINUM Variable Annuity) of AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company") with an inception date of July 9, 2001. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's wholly-owned or affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of thirty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of the WM Variable Trust ("WM Trust") or
      (4) one of the three currently available investment portfolios of the Van Kampen Life Investment Trust ("Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust, the WM Trust and the Van Kampen Trust (the "Trusts") are all diversified, open-end investment companies, which retain investment advisers to assist in the investment of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-seven Variable Accounts and do not include balances allocated to the General Account.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The inception dates of the thirty-seven individual funds in the Variable Separate Account are the following: October 15, 2001 for Van Kampen LIT Comstock, Van Kampen LIT Emerging Growth, and Van Kampen LIT Growth and Income Portfolios; July 9, 2001 for Balanced Portfolio, Conservative Growth Portfolio, and Strategic Growth Portfolio; December 29, 2000 for Marsico Growth Portfolio; July 10, 2000 for the Blue Chip Growth Portfolio; July 6, 2000 for the Growth Opportunities Portfolio; July 5, 2000 for the Goldman Sachs Research and Technology Portfolios; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; June 2, 1997 for the International Growth and Income, Emerging Markets, and Real Estate Portfolios; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; October 31, 1994 for the Natural Resources Portfolio; October 28, 1994 for the International Diversified Equities, Davis Venture Value, MFS Total Return, and Worldwide High Income Portfolios; July 1, 1993 for the Global Bond and Corporate Bond Portfolios; February 22, 1993 for Government and Quality Bond Portfolio; February 19, 1993 for the Growth Portfolio; February 12, 1993 for the Capital Appreciation Portfolio; February 9, 1993 for the Alliance Growth, Cash Management, Global Equities, Growth-Income, High-Yield Bond, MFS Growth and Income, and Putnam Growth Portfolios.

      The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

      The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

      The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

      The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

      The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio, using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      favorable returns in periods of rising inflation; at least 65% of the portfolio is related to natural resources, such as energy, metals, mining and forest products.

      The Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

      The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

      The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

      The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

      The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

      The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

      The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

      The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

      The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

      The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

      The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engage in transactions in foreign currencies.

      The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

      The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

      The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

      The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

      The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

      The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

      The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

      The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

      The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

      The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

      The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

      The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

      The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

      The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

      The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      The investment objectives and policies of the three portfolios of the Van Kampen Trust are summarized below:

      The VAN KAMPEN LIT COMSTOCK PORTFOLIO, seeks capital growth and income. This portfolio invests primarily in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

      The VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO, seeks capital appreciation. Under normal market conditions, this portfolio invests at least 65% of its total assets in common stocks of emerging growth companies.

      The VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, seeks long-term growth of capital and income. This portfolio invests primarily in income-producing equity securities, including common stocks and convertible securities.

      The Van Kampen Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      Each of the available portfolios of the WM Trust invests in mutual funds advised by WM Advisors. The investment objectives and policies of the three portfolios of the WM Trust are summarized below:

      The BALANCED PORTFOLIO seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. This portfolio invests between 30% and 70% of its funds in a mix of equity and fixed-income funds.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The CONSERVATIVE GROWTH PORTFOLIO seeks long-term capital appreciation. This portfolio generally invests at least 60% of its net assets in equity funds.

      The STRATEGIC GROWTH PORTFOLIO seeks to provide long-term capital appreciation. This portfolio generally invests at least 75% of its net assets in equity funds.

      The WM Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

      Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      PRINCIPAL REWARDS PROGRAM: The Principal Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The Initial Payment Enhancement will always be at least 2.00% of each purchase payment. Additionally, a discretionary amount may be added to the contract.

2.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period, but there may be a surrender charge. There is a free withdrawal amount for each contract year. For the first contract year, the free withdrawal amount is the greater

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      of earnings held in the contract or 10% of the purchase payments less any withdrawals made during the year. For subsequent contract years, the free withdrawal amount is the greater of earnings held in the contract and any investments no longer subject to a withdrawal charge, or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

      Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made and also vary according to participation in the Principal Rewards Program. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any, (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

      Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:

                        WITHOUT PRINCIPAL REWARDS PROGRAM

                  Years Since Purchase       Applicable Withdrawal
                        Payment                  Charge Percentage
                  ------------------------------------------------
                  First                                     7%
                  Second                                    6%
                  Third                                     5%
                  Fourth                                    4%
                  Fifth                                     3%
                  Sixth                                     2%
                  Seventh                                   1%
                  Eighth and beyond                         0%

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

                         WITH PRINCIPAL REWARDS PROGRAM

                  Years Since Purchase       Applicable Withdrawal
                        Payment                  Charge Percentage
                  ------------------------------------------------
                  First                                     9%
                  Second                                    9%
                  Third                                     8%
                  Fourth                                    7%
                  Fifth                                     6%
                  Sixth                                     5%
                  Seventh                                   4%
                  Eighth                                    3%
                  Ninth                                     2%
                  Tenth and beyond                          0%


      CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary of the issue date of the contract during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

      INCOME PROTECTOR BENEFIT: The income protector benefit if elected offers a guaranteed minimum retirement income once the payout phase is reached. There is an annual charge of 0.10% of the calculated Income Benefit Base for this benefit.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      The EstatePlus benefit if elected may increase the death benefit amount. Choice of this benefit results in a 0.25% increase in the Mortality Risk Charge. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced benefit, respectively.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.    INVESTMENT IN THE TRUSTS

      The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2001 consist of the following:

                                                   Cost of Shares  Proceeds from
      Variable Accounts                                  Acquired    Shares Sold
      -----------------                            -----------------------------
      ANCHOR TRUST:
      Capital Appreciation Portfolio                  $ 9,286,103    $    78,884
      Government and Quality Bond Portfolio            12,686,924        668,301
      Growth Portfolio                                  4,043,594        111,355
      Natural Resources Portfolio                         526,120         22,426

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    INVESTMENT IN THE TRUSTS (continued)


                                                   Cost of Shares  Proceeds from
      Variable Accounts                                  Acquired    Shares Sold
      -----------------                            -----------------------------
      SUNAMERICA TRUST:
      Aggressive Growth Portfolio                     $ 1,798,071    $   118,257
      Alliance Growth Portfolio                         9,234,934          3,873
      Blue Chip Growth Portfolio                        1,285,155         38,688
      Cash Management Portfolio                        22,776,859     13,291,229
      Corporate Bond Portfolio                          4,646,272         22,550
      Davis Venture Value Portfolio                    12,945,266         14,816
      "Dogs" of Wall Street Portfolio                   1,064,135         58,514
      Emerging Markets Portfolio                          236,044         47,699
      Federated Value Portfolio                         2,877,747        211,329
      Global Bond Portfolio                             1,339,429        120,235
      Global Equities Portfolio                         4,833,875      3,464,454
      Goldman Sachs Research Portfolio                    683,074         26,565
      Growth-Income Portfolio                           7,511,923      1,013,594
      Growth Opportunities Portfolio                      661,900         48,056
      High-Yield Bond Portfolio                         2,356,448         17,674
      International Diversified Equities Portfolio      3,497,449      2,732,090
      International Growth & Income Portfolio           7,319,601      5,566,278
      Marsico Growth Portfolio                          2,364,763         17,786
      MFS Growth & Income Portfolio                     2,288,656         45,901
      MFS Mid-Cap Growth Portfolio                      5,199,807         32,946
      MFS Total Return Portfolio                        9,418,364         48,721
      Putnam Growth Portfolio                           1,999,132        188,098
      Real Estate Portfolio                             1,066,739         73,308
      SunAmerica Balanced Portfolio                     2,684,153         83,521
      Technology Portfolio                                852,032         25,784
      Telecom Utility Portfolio                           535,197         55,628
      Worldwide High Income Portfolio                     567,737          4,224

      WM TRUST:
      Balanced Portfolio                              $ 1,154,973    $    30,620
      Conservative Growth Portfolio                     1,361,849        182,782
      Strategic Growth Portfolio                          498,789         25,225

      VAN KAMPEN TRUST:
      Comstock Portfolio                              $   944,205    $       950
      Emerging Growth Portfolio                           254,938            152
      Growth and Income Portfolio                         146,071             69

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.    FEDERAL INCOME TAXES

      The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended December 31, 2001, follows:

                                                                                 Ratio of
                                                         Net Assets             expenses to      Ratio of
                                                ---------------------------      average        investment          Total
                                                  Unit Value                    net assets       income to          Return
                                                  Lowest to        Total          Lowest          average           Lowest to
                                       Units      Highest($)      Value($)     to Highest(1)   net assets(3)        Highest(4)
                                      -------   --------------   ----------   ---------------  -------------  ---------------------

Capital Appreciation Portfolio
                                      277,868   33.89 to 33.91    9,418,970    1.52% to 1.77%         0.07%     -4.20% to -4.15%

Government and Quality Bond
  Portfolio
                                      777,460            15.32   11,912,127    1.52% to 1.77%         0.88%       2.71% to 2.74%

Growth Portfolio
                                      147,537   27.22 to 27.23    4,017,264    1.52% to 1.77%      -  0.04%     -2.67% to -2.61%

Natural Resources Portfolio
                                       37,307   14.31 to 14.35      534,887    1.52% to 1.77%         0.08%     -2.34% to -2.05%

Aggressive Growth Portfolio
                                      115,034   13.62 to 13.63    1,567,299    1.52% to 1.77%         0.31%   -14.71% to -14.67%

Alliance Growth Portfolio
                                      288,450   32.40 to 32.46    9,359,235    1.52% to 1.77%         0.00%     -1.19% to -0.99%

Blue Chip Growth Portfolio
                                      187,624             6.70    1,257,019    1.52% to 1.77%         0.02%     -7.00% to -6.92%

Cash Management Portfolio
                                      717,238            13.06    9,366,928    1.52% to 1.77%         3.32%     -0.42% to -0.34%(2)

Corporate Bond Portfolio
                                      326,130   13.95 to 13.97    4,554,261    1.52% to 1.77%         3.54%       2.12% to 2.26%

Davis Venture Value Portfolio
                                      489,009   26.17 to 26.21   12,811,622    1.52% to 1.77%         0.34%     -3.52% to -3.40%

"Dogs" of Wall Street Portfolio
                                      106,379     9.68 to 9.70    1,031,622    1.52% to 1.77%         1.35%       3.24% to 3.48%

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                                 Ratio of
                                                         Net Assets             expenses to      Ratio of
                                                ---------------------------      average        investment          Total
                                                  Unit Value                    net assets       income to          Return
                                                  Lowest to        Total          Lowest          average           Lowest to
                                       Units      Highest($)      Value($)     to Highest(1)   net assets(3)        Highest(4)
                                      -------   --------------   ----------   ---------------  -------------  ---------------------
Emerging Markets Portfolio
                                       31,448             6.53      205,445    1.52% to 1.77%         0.22%       1.60% to 1.66%

Federated Value Portfolio
                                      166,873            16.38    2,733,160    1.52% to 1.77%         0.93%     -2.96% to -2.94%

Global Bond Portfolio
                                       75,791   15.65 to 15.66    1,186,606    1.52% to 1.77%         7.00%       1.21% to 1.30%

Global Equities Portfolio
                                       75,408   17.45 to 17.48    1,317,615    1.52% to 1.77%         0.06%     -2.99% to -2.83%

Goldman Sachs Research Portfolio
                                       93,304             7.17      669,024    1.52% to 1.77%         0.00%   -11.50% to -11.46%

Growth-Income Portfolio
                                      246,619   26.79 to 26.80    6,609,174    1.52% to 1.77%         0.51%     -7.22% to -7.19%

Growth Opportunities Portfolio
                                      110,085     5.80 to 5.81      639,647    1.52% to 1.77%         0.01%     -7.21% to -7.07%

High-Yield Bond Portfolio
                                      182,496   12.49 to 12.51    2,281,296    1.52% to 1.77%         8.21%     -5.14% to -5.06%

International Diversified
  Equities Portfolio
                                       75,091   10.17 to 10.22      765,108    1.52% to 1.77%         0.00%     -8.60% to -8.17%

International Growth & Income
  Portfolio
                                      164,605            10.75    1,769,386    1.52% to 1.77%         0.28%     -5.50% to -5.46%

Marsico Growth Portfolio
                                      285,430     8.51 to 8.52    2,430,872    1.52% to 1.77%         0.01%     -4.21% to -4.16%

MFS Growth & Income Portfolio
                                      116,656   19.20 to 19.22    2,241,349    1.52% to 1.77%         0.50%     -5.01% to -4.94%

MFS Mid-Cap Growth Portfolio
                                      386,434   13.40 to 13.41    5,179,824    1.52% to 1.77%         0.00%   -12.03% to -11.95%

MFS Total Return Portfolio
                                      445,559   21.20 to 21.22    9,452,844    1.52% to 1.77%         1.26%       0.23% to 0.31%

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                                 Ratio of
                                                         Net Assets             expenses to      Ratio of
                                                ---------------------------      average        investment          Total
                                                  Unit Value                    net assets       income to          Return
                                                  Lowest to        Total          Lowest          average           Lowest to
                                       Units      Highest($)      Value($)     to Highest(1)   net assets(3)        Highest(4)
                                      -------   --------------   ----------   ---------------  -------------  ---------------------
Putnam Growth Portfolio
                                       95,354            19.07    1,818,338    1.52% to 1.77%         0.00%     -9.49% to -9.47%

Real Estate Portfolio
                                       90,245   11.32 to 11.34    1,022,694    1.52% to 1.77%         2.43%       0.69% to 0.88%

SunAmerica Balanced Portfolio
                                      171,806            15.00    2,577,878    1.52% to 1.77%         1.60%               -3.98%

Technology Portfolio
                                      259,458             3.45      895,067    1.52% to 1.77%         0.00%   -14.15% to -14.11%

Telecom Utility Portfolio
                                       40,577   11.51 to 11.52      467,031    1.52% to 1.77%         1.99%   -10.43% to -10.36%

Worldwide High Income Portfolio
                                       39,467   14.29 to 14.30      563,989    1.52% to 1.77%         3.60%     -1.40% to -1.31%

Balanced Portfolio
                                      153,450     7.53 to 7.54    1,156,540    1.52% to 1.77%         0.00%     -0.56% to -0.50%(5)

Conservative Growth Portfolio
                                      150,654     7.93 to 7.95    1,195,606    1.52% to 1.77%         0.00%     -2.86% to -2.59%(5)

Strategic Growth Portfolio
                                       55,374             8.78      486,390    1.52% to 1.77%         0.00%     -4.43% to -4.42%(5)

Comstock Portfolio
                                       92,910            10.23      950,629    1.52% to 1.77%         0.00%       2.31% to 2.34%(5)

Emerging Growth Portfolio
                                       24,787   10.43 to 10.44      258,489    1.52% to 1.77%         0.00%       4.26% to 4.37%(5)

Growth & Income Portfolio
                                       14,071   10.53 to 10.54      148,219    1.52% to 1.77%         0.00%       5.33% to 5.37%(5)

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)   For the period from October 15, 2001 (effective date) to December 31,
      2001.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account
(Portion Relating to the POLARIS PROTECTOR Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS PROTECTOR Variable Annuity), a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at December 31, 2001, the results of each of their operations for the period from July 9, 2001 (inception) to December 31, 2001, and the changes in each of their net assets for the period from July 9, 2001 (inception) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California


March 8, 2002

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001


                                                              Government
                                                   Capital           and                Natural  Aggressive    Alliance       Asset
                                              Appreciation  Quality Bond      Growth  Resources      Growth      Growth  Allocation
                                                 Portfolio     Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                              --------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                             $3,311,154    $3,643,269  $3,512,237   $210,639    $      0  $        0    $      0
  Investments in SunAmerica Series Trust,
    at market value                                      0             0           0          0     446,689   3,599,230     552,832
  Investments in Van Kampen Life Investment
    Trust, at market value                               0             0           0          0           0           0           0

Liabilities                                              0             0           0          0           0           0           0
                                              --------------------------------------------------------------------------------------

Net Assets                                      $3,311,154    $3,643,269  $3,512,237   $210,639    $446,689  $3,599,230    $552,832
                                              ======================================================================================


Accumulation units outstanding                      97,876       237,780     128,992     14,701      32,787     110,964      29,708
                                              ======================================================================================


Contracts without enhanced death benefit:

  Net Assets                                    $1,953,623    $2,794,774  $2,600,097   $ 96,487    $333,407  $2,246,379    $224,781

  Accumulation units outstanding                    57,357       182,387      95,475      6,723      24,470      69,203      12,080

  Unit value of accumulation units              $    33.91    $    15.32  $    27.23   $  14.35    $  13.63  $    32.46    $  18.61

Contracts with enhanced death benefit:

  Net Assets                                    $1,357,531    $  848,495  $  912,140   $114,152    $113,282  $1,352,851    $328,051

  Accumulation units outstanding                    40,519        55,393      33,517      7,978       8,317      41,761      17,628

  Unit value of accumulation units              $    33.89    $    15.32  $    27.22   $  14.31    $  13.62  $    32.40    $  18.61

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                               Blue Chip        Cash   Corporate          Davis    "Dogs" of   Emerging   Federated
                                                  Growth  Management        Bond  Venture Value  Wall Street    Markets       Value
                                               Portfolio   Portfolio   Portfolio      Portfolio    Portfolio  Portfolio   Portfolio
                                               -------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                             $      0  $        0  $        0     $        0     $      0   $      0  $        0
  Investments in SunAmerica Series Trust,
    at market value                              374,412   1,497,798   1,610,126      6,008,209      754,321    134,403   1,137,552
  Investments in Van Kampen Life Investment
    Trust, at market value                             0           0           0              0            0          0           0

Liabilities                                            0           0           0              0            0          0           0
                                               -------------------------------------------------------------------------------------

Net Assets                                      $374,412  $1,497,798  $1,610,126     $6,008,209     $754,321   $134,403  $1,137,552
                                               =====================================================================================


Accumulation units outstanding                    55,894     114,683     115,283        229,371       77,850     20,569      69,454
                                               =====================================================================================


Contracts without enhanced death benefit:

  Net Assets                                    $303,255  $1,136,425  $1,184,915     $3,687,098     $335,040   $105,663  $  693,655

  Accumulation units outstanding                  45,266      87,024      84,809        140,690       34,535     16,167      42,348

  Unit value of accumulation units              $   6.70  $    13.06  $    13.97     $    26.21     $   9.70   $   6.53  $    16.38

Contracts with enhanced death benefit:

  Net Assets                                    $ 71,157  $  361,373  $  425,211     $2,321,111     $419,281   $ 28,740  $  443,897

  Accumulation units outstanding                  10,628      27,659      30,474         88,681       43,315      4,402      27,106

  Unit value of accumulation units              $   6.70  $    13.06  $    13.95     $    26.17     $   9.68   $   6.53  $    16.38

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                      Goldman                                         International
                                                 Global     Global      Sachs     Growth-         Growth  High-Yield    Diversified
                                                   Bond   Equities   Research      Income  Opportunities        Bond       Equities
                                              Portfolio  Portfolio  Portfolio   Portfolio      Portfolio   Portfolio      Portfolio
                                              --------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                            $      0   $      0   $      0  $        0       $      0    $      0       $      0
  Investments in SunAmerica Series Trust,
    at market value                             383,753    600,641    540,604   2,156,756         77,635     661,462        415,901
  Investments in Van Kampen Life Investment
    Trust, at market value                            0          0          0           0              0           0              0

Liabilities                                           0          0          0           0              0           0              0
                                              --------------------------------------------------------------------------------------

Net Assets                                     $383,753   $600,641   $540,604  $2,156,756       $ 77,635    $661,462       $415,901
                                              ======================================================================================


Accumulation units outstanding                   24,507     34,400     75,392      80,480         13,360      52,923         40,796
                                              ======================================================================================


Contracts without enhanced death benefit:

  Net Assets                                   $286,096   $301,829   $406,928  $1,566,347       $ 64,704    $355,016       $324,214

  Accumulation units outstanding                 18,266     17,274     56,741      58,446         11,133      28,392         31,777

  Unit value of accumulation units             $  15.66   $  17.48   $   7.17  $    26.80       $   5.81    $  12.51       $  10.22

Contracts with enhanced death benefit:

  Net Assets                                   $ 97,657   $298,812   $133,676  $  590,409       $ 12,931    $306,446       $ 91,687

  Accumulation units outstanding                  6,241     17,126     18,651      22,034          2,227      24,531          9,019

  Unit value of accumulation units             $  15.65   $  17.45   $   7.17  $    26.79       $   5.80    $  12.49       $  10.17

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                               International
                                                    Growth &    Marsico  MFS Growth  MFS Mid-Cap   MFS Total     Putnam       Real
                                                      Income     Growth    & Income       Growth      Return     Growth     Estate
                                                   Portfolio  Portfolio   Portfolio    Portfolio   Portfolio  Portfolio  Portfolio
                                               ------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                                 $      0   $      0  $        0   $        0  $        0   $      0   $      0
  Investments in SunAmerica Series Trust,
    at market value                                  738,278    521,378   1,223,114    2,469,208   5,022,791    832,124    161,223
  Investments in Van Kampen Life Investment
    Trust, at market value                                 0          0           0            0           0          0          0

Liabilities                                                0          0           0            0           0          0          0
                                               ------------------------------------------------------------------------------------

Net Assets                                          $738,278   $521,378  $1,223,114   $2,469,208  $5,022,791   $832,124   $161,223
                                               ====================================================================================


Accumulation units outstanding                        68,672     61,224      63,661      184,210     236,749     43,640     14,229
                                               ====================================================================================


Contracts without enhanced death benefit:

  Net Assets                                        $595,459   $273,456  $  860,906   $1,669,030  $3,742,076   $565,521   $ 98,810

  Accumulation units outstanding                      55,380     32,122      44,800      124,477     176,345     29,656      8,714

  Unit value of accumulation units                  $  10.75   $   8.51  $    19.22   $    13.41  $    21.22   $  19.07   $  11.34

Contracts with enhanced death benefit:

  Net Assets                                        $142,819   $247,922  $  362,208   $  800,178  $1,280,715   $266,603   $ 62,413

  Accumulation units outstanding                      13,292     29,102      18,861       59,733      60,404     13,984      5,515

  Unit value of accumulation units                  $  10.75   $   8.52  $    19.20   $    13.40  $    21.20   $  19.07   $  11.32

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                             SunAmerica                  Telecom     Worldwide                Growth &
                                               Balanced   Technology     Utility   High Income    Comstock      Income
                                              Portfolio    Portfolio   Portfolio     Portfolio   Portfolio   Portfolio        TOTAL
                                             ---------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                            $      0     $      0    $      0      $      0     $     0     $     0  $10,677,299
  Investments in SunAmerica Series Trust,
    at market value                             460,950      422,256     394,989       119,353           0           0   33,317,988
  Investments in Van Kampen Life Investment
    Trust, at market value                            0            0           0             0      70,259      69,711      139,970

Liabilities                                           0            0           0             0           0           0            0
                                             ---------------------------------------------------------------------------------------

Net Assets                                     $460,950     $422,256    $394,989      $119,353     $70,259     $69,711  $44,135,257
                                             =======================================================================================


Accumulation units outstanding                   30,720      122,384      34,315         8,348       6,865       6,616
                                             ==========================================================================


Contracts without enhanced death benefit:

  Net Assets                                   $327,802     $331,320    $253,747      $ 93,001     $     0     $     0

  Accumulation units outstanding                 21,847       96,029      22,050         6,503           0           0

  Unit value of accumulation units             $  15.00     $   3.45    $  11.51      $  14.30     $ 10.23     $ 10.53

Contracts with enhanced death benefit:

  Net Assets                                   $133,148     $ 90,936    $141,242      $ 26,352     $70,259     $69,711

  Accumulation units outstanding                  8,873       26,355      12,265         1,845       6,865       6,616

  Unit value of accumulation units             $  15.00     $   3.45    $  11.52      $  14.29     $ 10.23     $ 10.54

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001

                                                                   Market Value          Market
Variable Accounts                                       Shares        Per Share           Value            Cost
---------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
  Capital Appreciation Portfolio                       111,864         $  29.60     $ 3,311,154     $ 3,165,440
  Government and Quality Bond Portfolio                246,747            14.77       3,643,269       3,663,256
  Growth Portfolio                                     140,775            24.95       3,512,237       3,380,113
  Natural Resources Portfolio                           11,938            17.64         210,639         196,056
                                                                                    -----------     -----------
                                                                                     10,677,299      10,404,865
                                                                                    -----------     -----------
SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio                           49,347             9.05         446,689         460,736
  Alliance Growth Portfolio                            176,474            20.40       3,599,230       3,511,450
  Asset Allocation Portfolio                            42,494            13.01         552,832         552,796
  Blue Chip Growth Portfolio                            54,442             6.88         374,412         362,897
  Cash Management Portfolio                            135,629            11.04       1,497,798       1,510,229
  Corporate Bond Portfolio                             145,263            11.08       1,610,126       1,638,197
  Davis Venture Value Portfolio                        282,638            21.26       6,008,209       5,926,673
  "Dogs" of Wall Street Portfolio                       80,712             9.35         754,321         713,967
  Emerging Markets Portfolio                            20,325             6.61         134,403         127,118
  Federated Value Portfolio                             75,120            15.14       1,137,552       1,092,102
  Global Bond Portfolio                                 36,188            10.60         383,753         386,673
  Global Equities Portfolio                             53,657            11.19         600,641         592,248
  Goldman Sachs Research Portfolio                      74,068             7.30         540,604         520,847
  Growth-Income Portfolio                               97,174            22.19       2,156,756       2,117,877
  Growth Opportunities Portfolio                        13,169             5.90          77,635          74,544
  High-Yield Bond Portfolio                             94,965             6.97         661,462         686,109
  International Diversified Equities Portfolio          54,732             7.60         415,901         419,026
  International Growth & Income Portfolio               77,985             9.47         738,278         725,079
  Marsico Growth Portfolio                              60,465             8.62         521,378         496,197
  MFS Growth & Income Portfolio                        111,286            10.99       1,223,114       1,216,510
  MFS Mid-Cap Growth Portfolio                         225,466            10.95       2,469,208       2,365,350
  MFS Total Return Portfolio                           324,716            15.47       5,022,791       4,932,529
  Putnam Growth Portfolio                               54,204            15.35         832,124         822,847
  Real Estate Portfolio                                 14,919            10.81         161,223         155,205
  SunAmerica Balanced Portfolio                         32,142            14.34         460,950         458,444
  Technology Portfolio                                 119,589             3.53         422,256         392,459
  Telecom Utility Portfolio                             37,795            10.45         394,989         408,178
  Worldwide High Income Portfolio                       15,675             7.61         119,353         116,989
                                                                                    -----------     -----------
                                                                                     33,317,988      32,783,276
                                                                                    -----------     -----------
VAN KAMPEN LIFE INVESTMENT TRUST:
  Comstock Portfolio                                     6,168            11.39          70,259          69,358
  Growth & Income Portfolio                              4,390            15.88          69,711          68,894
                                                                                    -----------     -----------
                                                                                        139,970         138,252
                                                                                    -----------     -----------
                                                                                    $44,135,257     $43,326,393
                                                                                    ===========     ===========

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001


                                                         Government
                                              Capital           and                 Natural   Aggressive    Alliance        Asset
                                         Appreciation  Quality Bond      Growth   Resources       Growth      Growth   Allocation
                                            Portfolio     Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                         -----------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
   distributions                            $  39,638     $  17,295   $  35,532    $    592     $ 30,019   $  71,006     $ 11,038
                                         -----------------------------------------------------------------------------------------
    Total investment income                    39,638        17,295      35,532         592       30,019      71,006       11,038
                                         -----------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk charge            (5,878)       (7,959)     (8,072)       (535)        (849)     (6,477)      (1,313)
  Distribution expense charge                    (594)         (832)       (834)        (53)         (88)       (657)        (131)
                                         -----------------------------------------------------------------------------------------
    Total expenses                             (6,472)       (8,791)     (8,906)       (588)        (937)     (7,134)      (1,444)
                                         -----------------------------------------------------------------------------------------

Net investment income (loss)                   33,166         8,504      26,626           4       29,082      63,872        9,594
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold                    24,599       213,252     304,324      32,262       13,563      28,055       22,352
  Cost of shares sold                         (24,940)     (214,191)   (308,862)    (31,982)     (15,056)    (28,560)     (22,927)
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions                        (341)         (939)     (4,538)        280       (1,493)       (505)        (575)
                                         -----------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                               0             0           0           0            0           0            0
  End of period                               145,714       (19,987)    132,124      14,583      (14,047)     87,780           36
                                         -----------------------------------------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments                145,714       (19,987)    132,124      14,583      (14,047)     87,780           36
                                         -----------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                            $ 178,539     $ (12,422)  $ 154,212    $ 14,867     $ 13,542   $ 151,147     $  9,055
                                         =========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                        Blue Chip         Cash    Corporate           Davis     "Dogs" of     Emerging    Federated
                                           Growth   Management         Bond   Venture Value   Wall Street      Markets        Value
                                        Portfolio    Portfolio    Portfolio       Portfolio     Portfolio    Portfolio    Portfolio
                                        --------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
   distributions                         $     14    $  27,946     $ 28,744       $ 173,983      $  7,265     $    266     $  8,905
                                        --------------------------------------------------------------------------------------------
    Total investment income                    14       27,946       28,744         173,983         7,265          266        8,905
                                        --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk charge          (717)      (3,853)      (3,664)        (10,696)       (2,041)        (167)      (2,352)
  Distribution expense charge                 (76)        (397)        (382)         (1,091)         (204)         (17)        (241)
                                        --------------------------------------------------------------------------------------------
    Total expenses                           (793)      (4,250)      (4,046)        (11,787)       (2,245)        (184)      (2,593)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)                 (779)      23,696       24,698         162,196         5,020           82        6,312
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold                26,238      676,737       44,356          81,379         2,802       25,313        2,546
  Cost of shares sold                     (26,679)    (687,436)     (45,395)        (86,992)       (2,695)     (24,056)      (2,649)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (441)     (10,699)      (1,039)         (5,613)          107        1,257         (103)
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                           0            0            0               0             0            0            0
  End of period                            11,515      (12,431)     (28,071)         81,536        40,354        7,285       45,450
                                        --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            11,515      (12,431)     (28,071)         81,536        40,354        7,285       45,450
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                         $ 10,295    $     566     $ (4,412)      $ 238,119      $ 45,481     $  8,624     $ 51,659
                                        ============================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                                   Goldman                                            International
                                            Global      Global       Sachs     Growth-          Growth   High-Yield    Diversified
                                              Bond    Equities    Research      Income   Opportunities         Bond       Equities
                                         Portfolio   Portfolio   Portfolio   Portfolio       Portfolio    Portfolio      Portfolio
                                         ------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
   distributions                          $  1,167    $ 34,908    $      0    $ 31,254         $     2     $ 28,520       $  5,827
                                         ------------------------------------------------------------------------------------------
    Total investment income                  1,167      34,908           0      31,254               2       28,520          5,827
                                         ------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk charge           (783)     (1,386)     (1,046)     (4,242)           (112)      (1,493)          (705)
  Distribution expense charge                  (84)       (138)       (110)       (444)            (12)        (148)           (74)
                                         ------------------------------------------------------------------------------------------
    Total expenses                            (867)     (1,524)     (1,156)     (4,686)           (124)      (1,641)          (779)
                                         ------------------------------------------------------------------------------------------

Net investment income (loss)                   300      33,384      (1,156)     26,568            (122)      26,879          5,048
                                         ------------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold                 22,866      36,447       1,117      61,761             274       12,108         29,612
  Cost of shares sold                      (22,685)    (36,788)     (1,075)    (63,466)           (248)     (12,371)       (30,395)
                                         ------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                      181        (341)         42      (1,705)             26         (263)          (783)
                                         ------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                            0           0           0           0               0            0              0
  End of period                             (2,920)      8,393      19,757      38,879           3,091      (24,647)        (3,125)
                                         ------------------------------------------------------------------------------------------

Change in net unrealized appreciation
 (depreciation) of investments              (2,920)      8,393      19,757      38,879           3,091      (24,647)        (3,125)
                                         ------------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                          $ (2,439)   $ 41,436    $ 18,643    $ 63,742         $ 2,995     $  1,969       $  1,140
                                         ==========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                          International     Marsico   MFS Growth   MFS Mid-Cap    MFS Total      Putnam        Real
                                        Growth & Income      Growth     & Income        Growth       Return      Growth      Estate
                                              Portfolio   Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                        --------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
   distributions                               $  6,830    $    470     $ 13,330     $ 120,262    $  34,306    $  7,425     $ 1,386
                                        --------------------------------------------------------------------------------------------
    Total investment income                       6,830         470       13,330       120,262       34,306       7,425       1,386
                                        --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk charge              (1,308)     (1,116)      (2,216)       (4,920)      (9,103)     (1,632)       (355)
  Distribution expense charge                      (136)       (111)        (229)         (509)        (954)       (172)        (36)
                                        --------------------------------------------------------------------------------------------
    Total expenses                               (1,444)     (1,227)      (2,445)       (5,429)     (10,057)     (1,804)       (391)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)                      5,386        (757)      10,885       114,833       24,249       5,621         995
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:

  Proceeds from shares sold                      32,199      24,850       15,900        29,753       20,266      20,968       1,795
  Cost of shares sold                           (32,654)    (23,436)     (16,096)      (31,821)     (20,738)    (21,240)     (1,919)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                          (455)      1,414         (196)       (2,068)        (472)       (272)       (124)
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                                 0           0            0             0            0           0           0
  End of period                                  13,199      25,181        6,604       103,858       90,262       9,277       6,018
                                        --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                  13,199      25,181        6,604       103,858       90,262       9,277       6,018
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                              $ 18,130    $ 25,838     $ 17,293     $ 216,623    $ 114,039    $ 14,626     $ 6,889
                                        ============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                         SunAmerica                  Telecom     Worldwide                Growth &
                                           Balanced   Technology     Utility   High Income    Comstock      Income
                                          Portfolio    Portfolio   Portfolio     Portfolio   Portfolio   Portfolio          TOTAL
                                         -----------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
   distributions                            $ 4,567     $      0    $  6,364      $    73        $   0       $   0    $   748,934
                                         -----------------------------------------------------------------------------------------
    Total investment income                   4,567            0       6,364           73            0           0        748,934
                                         -----------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk charge            (881)        (916)     (1,152)        (208)         (15)        (15)       (88,177)
  Distribution expense charge                   (92)         (97)       (117)         (21)          (1)         (1)        (9,083)
                                         -----------------------------------------------------------------------------------------
    Total expenses                             (973)      (1,013)     (1,269)        (229)         (16)        (16)       (97,260)
                                         -----------------------------------------------------------------------------------------

Net investment income (loss)                  3,594       (1,013)      5,095         (156)         (16)        (16)       651,674
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:
  Proceeds from shares sold                   1,981        8,950       6,856        2,259           16          16      1,827,772
  Cost of shares sold                        (2,026)     (10,915)     (7,183)      (2,222)         (16)        (16)    (1,859,730)
                                         -----------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions                        (45)      (1,965)       (327)          37            0           0        (31,958)
                                         -----------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                             0            0           0            0            0           0              0
  End of period                               2,506       29,797     (13,189)       2,364          901         817        808,864
                                         -----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments               2,506       29,797     (13,189)       2,364          901         817        808,864
                                         -----------------------------------------------------------------------------------------

Increase (decrease) in net assets
 from operations                            $ 6,055     $ 26,819    $ (8,421)     $ 2,245        $ 885      $ 801     $ 1,428,580
                                         =========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                         Government
                                              Capital           and                  Natural   Aggressive     Alliance        Asset
                                         Appreciation  Quality Bond       Growth   Resources       Growth       Growth   Allocation
                                            Portfolio     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    33,166   $     8,504   $   26,626    $      4    $  29,082   $   63,872    $   9,594
  Net realized gains (losses) from
    securities transactions                      (341)         (939)      (4,538)        280       (1,493)        (505)        (575)
  Change in net unrealized appreciation
    (depreciation) of investments             145,714       (19,987)     132,124      14,583      (14,047)      87,780           36
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                           178,539       (12,422)     154,212      14,867       13,542      151,147        9,055
                                         -------------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:
  Net proceeds from units sold              1,396,593     2,278,251    2,179,590      62,705      278,183    1,515,540      152,281
  Cost of units redeemed                       (3,034)      (12,844)         (14)          0         (152)      (3,289)        (333)
  Net transfers                               459,587       538,636      306,421      28,051       43,136      656,001       66,609
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions               1,853,146     2,804,043    2,485,997      90,756      321,167    2,168,252      218,557
                                         -------------------------------------------------------------------------------------------

From capital transactions with enhanced
  death benefit:
  Net proceeds from units sold              1,047,084       782,944      924,753      63,581      113,821    1,024,921      220,026
  Cost of units redeemed                       (6,527)         (180)      (6,663)          0       (4,466)      (6,188)           0
  Net transfers                               238,912        68,884      (46,062)     41,435        2,625      261,098      105,194
                                         -------------------------------------------------------------------------------------------
  Increase in net assets from capital
    transactions                            1,279,469       851,648      872,028     105,016      111,980    1,279,831      325,220
                                         -------------------------------------------------------------------------------------------

Total increase in net assets from
  capital transactions                      3,132,615     3,655,691    3,358,025     195,772      433,147    3,448,083      543,777
                                         -------------------------------------------------------------------------------------------

Increase in net assets                      3,311,154     3,643,269    3,512,237     210,639      446,689    3,599,230      552,832
Net assets at beginning of period                   0             0            0           0            0            0            0
                                         -------------------------------------------------------------------------------------------
Net assets at end of period               $ 3,311,154   $ 3,643,269   $3,512,237    $210,639    $ 446,689   $3,599,230    $ 552,832
                                         ===========================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts without enhanced death
  benefit:
  Units sold                                   43,195       148,130       84,035       4,649       21,202       48,725        8,465
  Units redeemed                                  (92)         (831)          (1)          0          (11)        (104)         (18)
  Units transferred                            14,254        35,088       11,441       2,074        3,279       20,582        3,633
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding                  57,357       182,387       95,475       6,723       24,470       69,203       12,080
Beginning units                                     0             0            0           0            0            0            0
                                         -------------------------------------------------------------------------------------------
Ending units                                   57,357       182,387       95,475       6,723       24,470       69,203       12,080
                                         ===========================================================================================

Contracts with enhanced death benefit:
  Units sold                                   33,496        50,971       35,483       4,960        8,456       33,824       11,931
  Units redeemed                                 (205)          (12)        (252)          0         (338)        (195)           0
  Units transferred                             7,228         4,434       (1,715)      3,019          199        8,132        5,697
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding                  40,519        55,393       33,517       7,978        8,317       41,761       17,628
Beginning units                                     0             0            0           0            0            0            0
                                         -------------------------------------------------------------------------------------------
Ending units                                   40,519        55,393       33,517       7,978        8,317       41,761       17,628
                                         ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                         Blue Chip         Cash    Corporate           Davis     "Dogs" of    Emerging    Federated
                                            Growth   Management         Bond   Venture Value   Wall Street     Markets        Value
                                         Portfolio    Portfolio    Portfolio       Portfolio     Portfolio   Portfolio    Portfolio
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (779)  $   23,696   $   24,698     $   162,196     $   5,020   $      82   $    6,312
  Net realized gains (losses) from
    securities transactions                   (441)     (10,699)      (1,039)         (5,613)          107       1,257         (103)
  Change in net unrealized appreciation
    (depreciation) of investments           11,515      (12,431)     (28,071)         81,536        40,354       7,285       45,450
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                         10,295          566       (4,412)        238,119        45,481       8,624       51,659
                                         -------------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:
  Net proceeds from units sold             266,079    1,695,645      868,696       2,506,841       270,669      87,514      530,672
  Cost of units redeemed                         0       (4,952)        (712)         (3,483)          (13)        (44)        (582)
  Net transfers                             29,146     (554,714)     322,051       1,047,607        45,953      12,779      131,721
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions              295,225    1,135,979    1,190,035       3,550,965       316,609     100,249      661,811
                                         -------------------------------------------------------------------------------------------

From capital transactions with enhanced
  death benefit:
  Net proceeds from units sold
  Cost of units redeemed                    55,196      300,717      345,949       1,664,935       286,167      12,451      228,081
  Net transfers                                (65)      (4,257)      (1,074)         (6,319)         (214)          0         (494)
  Increase in net assets from capital
    transactions                            13,761       64,793       79,628         560,509       106,278      13,079      196,495
                                         -------------------------------------------------------------------------------------------
                                            68,892      361,253      424,503       2,219,125       392,231      25,530      424,082
                                         -------------------------------------------------------------------------------------------
Total increase in net assets from
  capital transactions                     364,117    1,497,232    1,614,538       5,770,090       708,840     125,779    1,085,893
                                         -------------------------------------------------------------------------------------------

Increase in net assets                     374,412    1,497,798    1,610,126       6,008,209       754,321     134,403    1,137,552
Net assets at beginning of period                0            0            0               0             0           0            0
                                         -------------------------------------------------------------------------------------------
Net assets at end of period              $ 374,412   $1,497,798   $1,610,126     $ 6,008,209     $ 754,321   $ 134,403   $1,137,552
                                         ===========================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts without enhanced death
  benefit:
  Units sold                                40,913      129,885       61,806          99,662        29,619      14,069       34,016
  Units redeemed                                 0         (379)         (51)           (137)           (1)         (7)         (37)
  Units transferred                          4,353      (42,481)      23,054          41,166         4,917       2,105        8,368
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding               45,266       87,024       84,809         140,690        34,535      16,167       42,348
Beginning units                                  0            0            0               0             0           0            0
                                         -------------------------------------------------------------------------------------------
Ending units                                45,266       87,024       84,809         140,690        34,535      16,167       42,348
                                         ===========================================================================================

Contracts with enhanced death benefit:

  Units sold                                 8,536       23,029       24,822          67,052        32,347       2,283       14,837
  Units redeemed                               (10)        (326)         (77)           (249)          (23)          0          (31)
  Units transferred                          2,101        4,955        5,729          21,877        10,991       2,120       12,300
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding               10,628       27,659       30,474          88,681        43,315       4,402       27,106
Beginning units                                  0            0            0               0             0           0            0
                                         -------------------------------------------------------------------------------------------
Ending units                                10,628       27,659       30,474          88,681        43,315       4,402       27,106
                                         ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                                   Goldman                                            International
                                            Global      Global       Sachs      Growth-          Growth   High-Yield    Diversified
                                              Bond    Equities    Research       Income   Opportunities         Bond       Equities
                                         Portfolio   Portfolio   Portfolio    Portfolio       Portfolio    Portfolio      Portfolio
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     300   $  33,384   $  (1,156)  $   26,568        $   (122)   $  26,879      $   5,048
  Net realized gains (losses) from
    securities transactions                    181        (341)         42       (1,705)             26         (263)          (783)
  Change in net unrealized appreciation
    (depreciation) of investments           (2,920)      8,393      19,757       38,879           3,091      (24,647)        (3,125)
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                         (2,439)     41,436      18,643       63,742           2,995        1,969          1,140
                                         -------------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:
  Net proceeds from units sold             229,110     162,623     294,708    1,067,113          56,725      218,594        271,297
  Cost of units redeemed                        (7)       (109)        (14)      (1,308)              0            0           (209)
  Net transfers                             59,689     125,013      95,893      450,983           6,517      134,330         52,903
                                         -------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions              288,792     287,527     390,587    1,516,788          63,242      352,924        323,991
                                         -------------------------------------------------------------------------------------------

From capital transactions with
  enhanced death benefit:
  Net proceeds from units sold              50,117     234,468      72,472      492,092           8,246      212,173         26,604
  Cost of units redeemed                         0        (483)          0            0            (174)        (395)          (230)
  Net transfers                             47,283      37,693      58,902       84,134           3,326       94,791         64,396
                                         -------------------------------------------------------------------------------------------
  Increase in net assets from capital
    transactions                            97,400     271,678     131,374      576,226          11,398      306,569         90,770
                                         -------------------------------------------------------------------------------------------

Total increase in net assets from
  capital transactions                     386,192     559,205     521,961    2,093,014          74,640      659,493        414,761
                                         -------------------------------------------------------------------------------------------

Increase in net assets                     383,753     600,641     540,604    2,156,756          77,635      661,462        415,901
Net assets at beginning of period                0           0           0            0               0            0              0
                                         -------------------------------------------------------------------------------------------
Net assets at end of period              $ 383,753   $ 600,641   $ 540,604   $2,156,756        $ 77,635    $ 661,462      $ 415,901
                                         ===========================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts without enhanced death
  benefit:
  Units sold                                14,475       9,913      43,009       41,507          10,008       17,571         26,564
  Units redeemed                                (1)         (6)         (2)         (50)              0            0            (21)
  Units transferred                          3,792       7,367      13,734       16,990           1,125       10,821          5,234
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding               18,266      17,274      56,741       58,446          11,133       28,392         31,777
Beginning units                                  0           0           0            0               0            0              0
                                         -------------------------------------------------------------------------------------------
Ending units                                18,266      17,274      56,741       58,446          11,133       28,392         31,777
                                         ===========================================================================================

Contracts with enhanced death benefit:

  Units sold                                 3,219      15,016      10,397       18,817           1,686       16,941          2,656
  Units redeemed                                 0         (30)          0            0             (32)         (32)           (23)
  Units transferred                          3,022       2,140       8,254        3,217             573        7,622          6,386
                                         -------------------------------------------------------------------------------------------
Increase in units outstanding                6,241      17,126      18,651       22,034           2,227       24,531          9,019
Beginning units                                  0           0           0            0               0            0              0
                                         -------------------------------------------------------------------------------------------
Ending units                                 6,241      17,126      18,651       22,034           2,227       24,531          9,019
                                         ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                          International     Marsico   MFS Growth   MFS Mid-Cap    MFS Total      Putnam        Real
                                        Growth & Income      Growth     & Income        Growth       Return      Growth      Estate
                                              Portfolio   Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                        --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $   5,386   $    (757)  $   10,885   $   114,833   $   24,249   $   5,621   $     995
  Net realized gains (losses) from
    securities transactions                        (455)      1,414         (196)       (2,068)        (472)       (272)       (124)
  Change in net unrealized appreciation
    (depreciation) of investments                13,199      25,181        6,604       103,858       90,262       9,277       6,018
                                        --------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                              18,130      25,838       17,293       216,623      114,039      14,626       6,889
                                        --------------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:
  Net proceeds from units sold                  491,167     202,438      676,176     1,220,330    2,792,470     385,355      48,226
  Cost of units redeemed                           (217)          0         (688)         (178)      (9,302)       (584)        (41)
  Net transfers                                  90,238      59,256      175,175       299,979      870,523     164,455      45,866
                                        --------------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions                   581,188     261,694      850,663     1,520,131    3,653,691     549,226      94,051
                                        --------------------------------------------------------------------------------------------

From capital transactions with
  enhanced death benefit:
  Net proceeds from units sold                  133,114     158,706      227,026       536,536      855,373     237,451      28,493
  Cost of units redeemed                           (694)          0       (5,289)         (737)      (1,591)          0           0
  Net transfers                                   6,540      75,140      133,421       196,655      401,279      30,821      31,790
                                        --------------------------------------------------------------------------------------------
  Increase in net assets from capital
    transactions                                138,960     233,846      355,158       732,454    1,255,061     268,272      60,283
                                        --------------------------------------------------------------------------------------------

Total increase in net assets from
  capital transactions                          720,148   $ 495,540    1,205,821   $ 2,252,585    4,908,752     817,498     154,334
                                        --------------------------------------------------------------------------------------------

Increase in net assets                          738,278   $ 521,378    1,223,114   $ 2,469,208    5,022,791     832,124     161,223
Net assets at beginning of period                     0           0            0             0            0           0           0
                                        --------------------------------------------------------------------------------------------
Net assets at end of period                   $ 738,278   $ 521,378   $1,223,114   $ 2,469,208   $5,022,791   $ 832,124   $ 161,223
                                        ============================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts without enhanced death
  benefit:
  Units sold                                     46,797      24,985       35,537       100,648      135,141      20,916       4,512
  Units redeemed                                    (20)          0          (36)          (14)        (444)        (31)         (4)
  Units transferred                               8,603       7,138        9,300        23,843       41,647       8,771       4,206
                                        --------------------------------------------------------------------------------------------
Increase in units outstanding                    55,380      32,122       44,800       124,477      176,345      29,656       8,714
Beginning units                                       0           0            0             0            0           0           0
                                        --------------------------------------------------------------------------------------------
Ending units                                     55,380      32,122       44,800       124,477      176,345      29,656       8,714
                                        ============================================================================================

Contracts with enhanced death benefit:

  Units sold                                     12,741      20,175       12,123        44,474       41,327      12,358       2,574
  Units redeemed                                    (67)          0         (278)          (58)         (77)          0           0
  Units transferred                                 618       8,927        7,016        15,317       19,153       1,625       2,941
                                        --------------------------------------------------------------------------------------------
Increase in units outstanding                    13,292      29,102       18,861        59,733       60,404      13,984       5,515
Beginning units                                       0           0            0             0            0           0           0
                                        --------------------------------------------------------------------------------------------
Ending units                                     13,292      29,102       18,861        59,733       60,404      13,984       5,515
                                        ============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the POLARIS PROTECTOR Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                           SunAmerica                  Telecom     Worldwide                Growth &
                                             Balanced   Technology     Utility   High Income    Comstock      Income
                                            Portfolio    Portfolio   Portfolio     Portfolio   Portfolio   Portfolio         TOTAL
                                           ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $   3,594    $  (1,013)  $   5,095     $    (156)   $    (16)   $    (16)  $   651,674
  Net realized gains (losses) from
    securities transactions                       (45)      (1,965)       (327)           37           0           0       (31,958)
  Change in net unrealized appreciation
    (depreciation) of investments               2,506       29,797     (13,189)        2,364         901         817       808,864
                                           ----------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                             6,055       26,819      (8,421)        2,245         885         801     1,428,580
                                           ----------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:
  Net proceeds from units sold                279,688      268,196     241,266        69,019           0           0    23,063,760
  Cost of units redeemed                         (182)        (157)        (63)           (6)          0           0       (42,518)
  Net transfers                                44,494       44,957      16,402        22,980           0           0     5,892,637
                                           ----------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions                 324,000      312,996     257,605        91,993           0           0    28,913,879
                                           ----------------------------------------------------------------------------------------

From capital transactions with
  enhanced death benefit:
  Net proceeds from units sold                 13,852       56,214     129,693        25,015      69,374      68,910    10,706,555
  Cost of units redeemed                         (325)           0        (710)            0           0           0       (47,075)
  Net transfers                               117,368       26,227      16,822           100           0           0     3,133,317
                                           ----------------------------------------------------------------------------------------
  Increase in net assets from capital
    transactions                              130,895       82,441     145,805        25,115      69,374      68,910    13,792,797
                                           ----------------------------------------------------------------------------------------

Total increase in net assets from
  capital transactions                        454,895      395,437     403,410       117,108      69,374      68,910    42,706,677
                                           ----------------------------------------------------------------------------------------

Increase in net assets                        460,950      422,256     394,989       119,353      70,259      69,711    44,135,257
Net assets at beginning of period                   0            0           0             0           0           0             0
                                           ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 460,950    $ 422,256   $ 394,989     $ 119,353    $ 70,259    $ 69,711   $44,135,257
                                           ========================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts without enhanced death
  benefit:
  Units sold                                   18,908       82,680      20,662         4,893           0           0
  Units redeemed                                  (12)         (47)         (6)           (1)          0           0
  Units transferred                             2,951       13,397       1,394         1,612           0           0
                                           --------------------------------------------------------------------------
Increase in units outstanding                  21,847       96,029      22,050         6,503           0           0
Beginning units                                     0            0           0             0           0           0
                                           --------------------------------------------------------------------------
Ending units                                   21,847       96,029      22,050         6,503           0           0
                                           ==========================================================================

Contracts with enhanced death benefit:
  Units sold                                      984       18,649      10,843         1,838       6,865       6,616
  Units redeemed                                  (22)           0         (61)            0           0           0
  Units transferred                             7,911        7,707       1,482             7           0           0
                                           --------------------------------------------------------------------------
Increase in units outstanding                   8,873       26,355      12,265         1,845       6,865       6,616
Beginning units                                     0            0           0             0           0           0
                                           --------------------------------------------------------------------------
Ending units                                    8,873       26,355      12,265         1,845       6,865       6,616
                                           ==========================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Variable Separate Account (Portion Relating to the POLARIS PROTECTOR Variable Annuity) of AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company") with an inception date of July 9, 2001. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's wholly-owned or affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of thirty-four variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-eight currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), or (3) one of the two currently available investment portfolios of the Van Kampen Life Investment Trust ("Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust and the Van Kampen Trust (the "Trusts") are all diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-four Variable Accounts and do not include balances allocated to the General Account.

      The inception dates of the thirty-four individual funds in the Variable Separate Account are the following: October 15, 2001 for Van Kampen LIT Comstock and Van Kampen LIT Growth and Income Portfolios; December 29, 2000 for Marsico Growth Portfolio; July 10,

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      2000 for the Blue Chip Growth Portfolio; July 6, 2000 for the Growth Opportunities Portfolio; July 5, 2000 for the Goldman Sachs Research and Technology Portfolios; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; June 2, 1997 for the International Growth and Income, Emerging Markets, and Real Estate Portfolios; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; October 31, 1994 for the Natural Resources Portfolio; October 28, 1994 for the International Diversified Equities, Davis Venture Value, MFS Total Return, and Worldwide High Income Portfolios; July 1, 1993 for the Asset Allocation, Global Bond and Corporate Bond Portfolios; February 22, 1993 for Government and Quality Bond Portfolio; February 19, 1993 for the Growth Portfolio; February 12, 1993 for the Capital Appreciation Portfolio; February 9, 1993 for the Alliance Growth, Cash Management, Global Equities, Growth-Income, High-Yield Bond, MFS Growth and Income, and Putnam Growth Portfolios.

      The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

      The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

      The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

      The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

      The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio, using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% of the portfolio is related to natural resources, such as energy, metals, mining and forest products.

      The Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The investment objectives and policies of the twenty-eight portfolios of the SunAmerica Trust are summarized below:

      The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

      The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

      The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

      The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

      The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

      The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

      The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

      The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend-yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

      The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Sub-adviser believes have above-average growth prospects primarily in emerging markets outside the United States.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

      The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

      The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engage in transactions in foreign currencies.

      The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

      The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

      The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

      The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

      The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

      The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

      The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

      The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

      The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

      The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

      The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

      The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

      The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

      The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

      The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      The investment objectives and policies of the two portfolios of the Van Kampen Trust are summarized below:

      The VAN KAMPEN LIT COMSTOCK PORTFOLIO seeks capital growth and income. This portfolio invests primarily in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

      The VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and income. This portfolio invests primarily in income-producing equity securities, including common stocks and convertible securities.

      The Van Kampen Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

      Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      PRINCIPAL REWARDS PROGRAM: The Principal Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The Initial Payment Enhancement will always be at least 2.00% of each purchase payment. Additionally, a discretionary amount may be added to the contract.

2.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period, but there may be a surrender charge. There is a free withdrawal amount for each contract year. For the first contract year, the free withdrawal amount is the greater of earnings held in the contract or 10% of the purchase payments less any withdrawals made during the year. For subsequent contract years, the free withdrawal amount is the greater of earnings held in the contract and any investments no longer subject to a withdrawal charge, or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

      Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made and also vary according to participation in the Principal Rewards Program. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any, (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:

                        WITHOUT PRINCIPAL REWARDS PROGRAM

                 Years Since Purchase       Applicable Withdrawal
                       Payment                  Charge Percentage
                 ------------------------------------------------
                 First                                    7%
                 Second                                   6%
                 Third                                    5%
                 Fourth                                   4%
                 Fifth                                    3%
                 Sixth                                    2%
                 Seventh                                  1%
                 Eighth and beyond                        0%


                         WITH PRINCIPAL REWARDS PROGRAM

                 Years Since Purchase       Applicable Withdrawal
                       Payment                  Charge Percentage
                 ------------------------------------------------
                 First                                    9%
                 Second                                   9%
                 Third                                    8%
                 Fourth                                   7%
                 Fifth                                    6%
                 Sixth                                    5%
                 Seventh                                  4%
                 Eighth                                   3%
                 Ninth                                    2%
                 Tenth and beyond                         0%


      CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary of the issue date of the contract during

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

      INCOME PROTECTOR BENEFIT: The income protector benefit if elected offers a choice between two levels of guaranteed minimum retirement income once the payout phase is reached. There is an annual charge of 0.10% or 0.45% of the calculated Income Benefit Base for the two levels of this benefit, respectively.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

      MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      The EstatePlus benefit if elected may increase the death benefit amount. Choice of this benefit results in a 0.25% increase in the Mortality Risk Charge. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced benefit, respectively.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.


3.    INVESTMENT IN THE TRUSTS

      The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2001 consist of the following:

                                                    Cost of Shares   Proceeds from
      Variable Accounts                                   Acquired     Shares Sold
      ---------------------------                   ------------------------------
      ANCHOR TRUST:
      Capital Appreciation Portfolio                $    3,190,380      $   24,599
      Government and Quality Bond Portfolio              3,877,447         213,252
      Growth Portfolio                                   3,688,975         304,324
      Natural Resources Portfolio                          228,038          32,262

      SUNAMERICA TRUST:
      Aggressive Growth Portfolio                   $      475,792      $   13,563
      Alliance Growth Portfolio                          3,540,010          28,055
      Asset Allocation Portfolio                           575,723          22,352
      Blue Chip Growth Portfolio                           389,576          26,238
      Cash Management Portfolio                          2,197,665         676,737
      Corporate Bond Portfolio                           1,683,592          44,356
      Davis Venture Value Portfolio                      6,013,665          81,379
      "Dogs" of Wall Street Portfolio                      716,662           2,802
      Emerging Markets Portfolio                           151,174          25,313
      Federated Value Portfolio                          1,094,751           2,546
      Global Bond Portfolio                                409,358          22,866
      Global Equities Portfolio                            629,036          36,447
      Goldman Sachs Research Portfolio                     521,922           1,117
      Growth-Income Portfolio                            2,181,343          61,761
      Growth Opportunities Portfolio                        74,792             274
      High-Yield Bond Portfolio                            698,480          12,108
      International Diversified Equities Portfolio         449,421          29,612
      International Growth & Income Portfolio              757,733          32,199
      Marsico Growth Portfolio                             519,633          24,850
      MFS Growth & Income Portfolio                      1,232,606          15,900

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    INVESTMENT IN THE TRUSTS (continued)

                                                    Cost of Shares   Proceeds from
      Variable Accounts                                   Acquired     Shares Sold
      ---------------------------                   ------------------------------
      MFS Mid-Cap Growth Portfolio                       2,397,171          29,753
      MFS Total Return Portfolio                         4,953,267          20,266
      Putnam Growth Portfolio                              844,087          20,968
      Real Estate Portfolio                                157,124           1,795
      SunAmerica Balanced Portfolio                        460,470           1,981
      Technology Portfolio                                 403,374           8,950
      Telecom Utility Portfolio                            415,361           6,856
      Worldwide High Income Portfolio                      119,211           2,259

      VAN KAMPEN TRUST:
      Comstock Portfolio                            $       69,374      $       16
      Growth and Income Portfolio                           68,910              16


4.    FEDERAL INCOME TAXES

      The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended December 31, 2001, follows:

                                                                                Ratio of
                                                         Net Assets             expenses         Ratio of
                                               ---------------------------     to average       investment            Total
                                                 Unit Value                    net assets        income to            Return
                                                   Lowest          Total         Lowest           average           Lowest to
                                      Units     to Highest($)     Value($)    to Highest(1)    net assets(3)        Highest(4)
                                     -------   --------------   ----------   ---------------   -------------   --------------------
Capital Appreciation Portfolio
                                      97,876   33.89 to 33.91    3,311,154    1.52% to 1.77%          0.03%      -4.20% to -4.15%

Government and Quality Bond
  Portfolio
                                     237,780            15.32    3,643,269    1.52% to 1.77%          1.15%        2.71% to 2.74%

Growth Portfolio
                                     128,992   27.22 to 27.23    3,512,237    1.52% to 1.77%          0.02%      -2.67% to -2.61%

Natural Resources Portfolio
                                      14,701   14.31 to 14.35      210,639    1.52% to 1.77%          0.03%      -2.34% to -2.05%

Aggressive Growth Portfolio
                                      32,787   13.62 to 13.63      446,689    1.52% to 1.77%          0.29%    -14.47% to -14.67%

Alliance Growth Portfolio
                                     110,964   32.40 to 32.46    3,599,230    1.52% to 1.77%          0.00%      -1.19% to -0.99%

Asset Allocation Portfolio
                                      29,708            18.61      552,832    1.52% to 1.77%          3.09%                -0.21%

Blue Chip Growth Portfolio
                                      55,894             6.70      374,412    1.52% to 1.77%          0.01%      -7.00% to -6.92%

Cash Management Portfolio
                                     114,683            13.06    1,497,798    1.52% to 1.77%          4.32%      -0.42% to -0.34%(2)

Corporate Bond Portfolio
                                     115,283   13.95 to 13.97    1,610,126    1.52% to 1.77%          4.30%        2.12% to 2.26%

Davis Venture Value Portfolio
                                     229,371   26.17 to 26.21    6,008,209    1.52% to 1.77%          0.24%      -3.52% to -3.40%

"Dogs" of Wall Street Portfolio
                                      77,850     9.68 to 9.70      754,321    1.52% to 1.77%          2.20%        3.24% to 3.48%

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)

                                                                                Ratio of
                                                         Net Assets             expenses         Ratio of
                                               ---------------------------     to average       investment            Total
                                                 Unit Value                    net assets        income to            Return
                                                   Lowest          Total         Lowest           average           Lowest to
                                      Units     to Highest($)     Value($)    to Highest(1)    net assets(3)        Highest(4)
                                     -------   --------------   ----------   ---------------   -------------   --------------------
Emerging Markets Portfolio
                                      20,569             6.53      134,403    1.52% to 1.77%          0.13%        1.60% to 1.66%

Federated Value Portfolio
                                      69,454            16.38    1,137,552    1.52% to 1.77%          0.69%      -2.96% to -2.94%

Global Bond Portfolio
                                      24,507   15.65 to 15.66      383,753    1.52% to 1.77%          0.77%        1.21% to 1.30%

Global Equities Portfolio
                                      34,400   17.45 to 17.48      600,641    1.52% to 1.77%          0.05%      -2.99% to -2.83%

Goldman Sachs Research Portfolio
                                      75,392             7.17      540,604    1.52% to 1.77%          0.00%    -11.50% to -11.46%

Growth-Income Portfolio
                                      80,480   26.79 to 26.80    2,156,756    1.52% to 1.77%          0.48%      -7.22% to -7.19%

Growth Opportunities Portfolio
                                      13,360     5.80 to 5.81       77,635    1.52% to 1.77%          0.01%      -7.21% to -7.07%

High-Yield Bond Portfolio
                                      52,923   12.49 to 12.51      661,462    1.52% to 1.77%         10.52%      -5.14% to -5.06%

International Diversified
  Equities Portfolio
                                      40,796   10.17 to 10.22      415,901    1.52% to 1.77%          0.00%      -8.60% to -8.17%

International Growth & Income
  Portfolio
                                      68,672            10.75      738,278    1.52% to 1.77%          0.16%      -5.50% to -5.46%

Marsico Growth Portfolio
                                      61,224     8.51 to 8.52      521,378    1.52% to 1.77%          0.01%      -4.21% to -4.16%

MFS Growth & Income Portfolio
                                      63,661   19.20 to 19.22    1,223,114    1.52% to 1.77%          0.34%      -5.01% to -4.94%

MFS Mid-Cap Growth Portfolio
                                     184,210   13.40 to 13.41    2,469,208    1.52% to 1.77%          0.00%    -12.03% to -11.95%

MFS Total Return Portfolio
                                     236,749   21.20 to 21.22    5,022,791    1.52% to 1.77%          0.72%        0.23% to 0.31%

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)

                                                                                Ratio of
                                                         Net Assets             expenses         Ratio of
                                               ---------------------------     to average       investment            Total
                                                 Unit Value                    net assets        income to            Return
                                                   Lowest          Total         Lowest           average           Lowest to
                                      Units     to Highest($)     Value($)    to Highest(1)    net assets(3)        Highest(4)
                                     -------   --------------   ----------   ---------------   -------------   --------------------
Putnam Growth Portfolio               43,640            19.07      832,124    1.52% to 1.77%          0.00%      -9.49% to -9.47%

Real Estate Portfolio                 14,229   11.32 to 11.34      161,223    1.52% to 1.77%          2.08%        0.69% to 0.88%

SunAmerica Balanced Portfolio         30,720            15.00      460,950    1.52% to 1.77%          1.11%                -3.98%

Technology Portfolio                 122,384             3.45      422,256    1.52% to 1.77%          0.00%    -14.15% to -14.11%

Telecom Utility Portfolio             34,315   11.51 to 11.52      394,989    1.52% to 1.77%          3.27%    -10.43% to -10.36%

Worldwide High Income Portfolio        8,348   14.29 to 14.30      119,353    1.52% to 1.77%          0.17%      -1.40% to -1.31%

Comstock Portfolio                     6,865            10.23       70,259    1.52% to 1.77%          0.00%        2.31% to 2.34%(5)

Growth & Income Portfolio              6,616   10.53 to 10.54       69,711    1.52% to 1.77%          0.00%        5.33% to 5.37%(5)

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)   For the period from October 15, 2001 (effective date) to December 31,
      2001.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

Audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999.

Audited Financial Statements of Variable Separate Account (Portion relating to the Polaris Platinum/Protector Variable Annuity) at December 31, 2001 and for the period from July 9, 2001 (inception) to December 31, 2001.



(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....       ***
(2)  Form of Custody Agreements..................       ***
(3)  (a) Form of Distribution Contract...........       ***
     (b) Selling Agreement.......................       ***
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............       ****
     (b) Individual Annuity Contract.............       ****
     (c) (Principal Rewards) Group Annuity
         Certificate.............................       *****
     (d) (Principal Rewards) Individual Annuity
         Contract................................       *****
(5)  Application for Contract
     (a) Participant Enrollment Form.............       *****
     (b) Annuity Application.....................       *****
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............       ++
     (b) By-Laws.................................       ++
(7)  Reinsurance Contract........................       N/A
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................       ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................       ***
     (c) WM Variable Trust Fund Participation
         Agreement...............................       *
(9)  Opinion of Counsel..........................       *
     Consent of Counsel..........................
(10) Consent of Independent Accountants.......... Filed Herewith
(11) Financial Statements Omitted from Item 23...       **
(12) Initial Capitalization Agreement............       **
(13) Performance Computations....................       *
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant.................................. Filed Herewith
(15) Powers of Attorney..........................       *


-------------
* Filed June 29, 2001 as part of pre-effective No. 1 and 2 to this Registration Statement
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement of File Nos: 333-25473 and 811-3859.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to File Nos: 333-25473 and 811-3859.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to File Nos: 333-25473 and 811-3859.
+ Filed April 3, 2001 as part of the initial Registration Statement of this filing, File Nos.: 333 58234 and 811-3859.
++ Filed April 15, 2002 as part of Post-Effective Amendment Numbers 2 and 4 to this Registration Statement.
Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
Jay S. Wintrob               Director, President and Chief Executive Officer
James R. Belardi             Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary
J. Franklin Grey             Vice President
Maurice S. Hebert            Vice President and Controller
Edward P. Nolan              Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov           Vice President
Scott H. Richland            Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Virginia N. Puzon            Assistant Secretary
Mark A. Zaeske               Treasurer

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of Anchor National (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of this Registration Statement. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.

Item 27.  Number of Contract Owners


          As of July 1, 2002, the number of Contracts funded by the Variable Separate Account of Anchor National (Portions relating to the Polaris Platinum/Protector Variable Annuities) are 8,685, 4,591 of which are qualified contracts and 4,094 of which are nonqualified contracts.


Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter


        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, Variable Separate Account, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five, FS Variable Annuity Account Five, Variable Annuity Account Two, FS Variable Annuity Account Two, Variable Annuity Account Seven and Variable Annuity Account Nine. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.


        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter A. Harbeck            Director
        Christine A. Nixon          Secretary
        James Nichols               Vice President
        John T. Genoy               Vice President, Chief Financial
                                       Officer and Controller
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary


                  Net
                  Distribution     Compensation
Name of           Discounts and    on Redemption   Brokerage
Distributor       Commissions      Annuitization   Commission    Commissions*
------------      --------------   -------------   -----------   ------------
SunAmerica        None             None            None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National.


Item 30.  Location of Accounts and Records

        Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067- 6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 18th day of September, 2002.



                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Chief Executive Officer

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                                  DATE

   *JAMES R. BELARDI          Senior Vice President &         September 18, 2002
----------------------        Director
James R. Belardi


   *MARC H. GAMSIN            Senior Vice President and       September 18, 2002
------------------------      Director
Marc H. Gamsin


   *N. SCOTT GILLIS           Senior Vice President           September 18, 2002
------------------------      and Director (Principal
N. Scott Gillis               Financial Officer)


   *JANA W. GREER             President & Director            September 18, 2002
------------------------
Jana W. Greer


    *MAURICE S. HEBERT        Vice President and Controller   September 18, 2002
------------------------      (Principal Accounting Officer)
 Maurice S. Hebert



     *JAY S. WINTROB          Chief Executive Officer and     September 18, 2002
------------------------      Director (Principal Executive
  Jay S. Wintrob              Officer)


*Attorney in Fact

/s/ Christine A. Nixon
------------------------
Christine A. Nixon


Date:  September 18, 2002

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
(10)    Consent of Independent Auditors

(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control with Anchor National Life Insurance Company, the
        Depositor of Registrant